UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07705
Virtus Asset Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Ceredex Large-Cap Value Equity Fund
Class A / SVIIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class A / SVIIX	$131	1.24%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 11.77%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 1000® Value Index, which serves as the style-specific index, returned 15.91%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the health care and materials sectors, as well as an underweight in communication services, detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection within industrials and information technology, as well as an underweight to consumer staples, contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Lam Research, GE Vernova, Alphabet, and JPMorgan Chase. The biggest detractors from performance during the period were International Paper, Booz Allen Hamilton, Becton, Dickinson and Co., DOW, and UnitedHealth Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Lam Research	Positive	Lam, a supplier of wafer-fabrication equipment and related services to the semiconductor industry, outperformed due to strong results as well as strength across dynamic random-access memory (DRAM) and NAND flash memory. The company also benefited from the expectation that strong artificial intelligence (AI) data center demand will lead to upward revisions in Wafer Fabrication Equipment (WFE) for semiconductors in 2026.

DOW	Negative	DOW, one of the largest chemical producers in the world, suffered from headwinds for the supply of feedstock, or unprocessed material used in manufacturing, due to higher natural gas prices. The company also wrestled with continued concerns about declining demand for its products and services. We continued to hold the stock through the end of the period.

UnitedHealth Group	Negative	UnitedHealth’s performance was adversely impacted by accelerating medical cost trends, which led to a series of earnings disappointments. Other headwinds included extensive management turnover, a broad strategic business review, and the downward adjustment of long-term financial targets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at NAV(1)	11.77%	8.66%	9.34%
Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at POP(2),(3)	5.62%	7.44%	8.72%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Value Index	15.91%	11.33%	10.53%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$258,834
Total number of portfolio holdings	50
Total advisory fee paid (‘000s)	$3,010
Portfolio turnover rate as of the end of the reporting period	157%
Asset Allocation(1)
Financials	20%
Industrials	19
Information Technology	11
Health Care	9
Consumer Discretionary	8
Consumer Staples	7
Energy	7
Other	19
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8117
Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Large-Cap Value Equity Fund
Class C / SVIFX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class C / SVIFX	$182	1.72%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned 11.25%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 1000® Value Index, which serves as the style-specific index, returned 15.91%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the health care and materials sectors, as well as an underweight in communication services, detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection within industrials and information technology, as well as an underweight to consumer staples, contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Lam Research, GE Vernova, Alphabet, and JPMorgan Chase. The biggest detractors from performance during the period were International Paper, Booz Allen Hamilton, Becton, Dickinson and Co., DOW, and UnitedHealth Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Lam Research	Positive	Lam, a supplier of wafer-fabrication equipment and related services to the semiconductor industry, outperformed due to strong results as well as strength across dynamic random-access memory (DRAM) and NAND flash memory. The company also benefited from the expectation that strong artificial intelligence (AI) data center demand will lead to upward revisions in Wafer Fabrication Equipment (WFE) for semiconductors in 2026.

DOW	Negative	DOW, one of the largest chemical producers in the world, suffered from headwinds for the supply of feedstock, or unprocessed material used in manufacturing, due to higher natural gas prices. The company also wrestled with continued concerns about declining demand for its products and services. We continued to hold the stock through the end of the period.

UnitedHealth Group	Negative	UnitedHealth’s performance was adversely impacted by accelerating medical cost trends, which led to a series of earnings disappointments. Other headwinds included extensive management turnover, a broad strategic business review, and the downward adjustment of long-term financial targets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class C/SVIFX) at NAV(1) and with CDSC(2)	11.25%	8.13%	8.81%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Value Index	15.91%	11.33%	10.53%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$258,834
Total number of portfolio holdings	50
Total advisory fee paid (‘000s)	$3,010
Portfolio turnover rate as of the end of the reporting period	157%
Asset Allocation(1)
Financials	20%
Industrials	19
Information Technology	11
Health Care	9
Consumer Discretionary	8
Consumer Staples	7
Energy	7
Other	19
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 26, 2026, Class C shares were converted to Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8118
Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Large-Cap Value Equity Fund
Class I / STVTX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class I / STVTX	$103	0.97%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 12.08%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 1000® Value Index, which serves as the style-specific index, returned 15.91%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the health care and materials sectors, as well as an underweight in communication services, detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection within industrials and information technology, as well as an underweight to consumer staples, contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Lam Research, GE Vernova, Alphabet, and JPMorgan Chase. The biggest detractors from performance during the period were International Paper, Booz Allen Hamilton, Becton, Dickinson and Co., DOW, and UnitedHealth Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Lam Research	Positive	Lam, a supplier of wafer-fabrication equipment and related services to the semiconductor industry, outperformed due to strong results as well as strength across dynamic random-access memory (DRAM) and NAND flash memory. The company also benefited from the expectation that strong artificial intelligence (AI) data center demand will lead to upward revisions in Wafer Fabrication Equipment (WFE) for semiconductors in 2026.

DOW	Negative	DOW, one of the largest chemical producers in the world, suffered from headwinds for the supply of feedstock, or unprocessed material used in manufacturing, due to higher natural gas prices. The company also wrestled with continued concerns about declining demand for its products and services. We continued to hold the stock through the end of the period.

UnitedHealth Group	Negative	UnitedHealth’s performance was adversely impacted by accelerating medical cost trends, which led to a series of earnings disappointments. Other headwinds included extensive management turnover, a broad strategic business review, and the downward adjustment of long-term financial targets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class I/STVTX) at NAV(1)	12.08%	8.94%	9.62%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Value Index	15.91%	11.33%	10.53%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$258,834
Total number of portfolio holdings	50
Total advisory fee paid (‘000s)	$3,010
Portfolio turnover rate as of the end of the reporting period	157%
Asset Allocation(1)
Financials	20%
Industrials	19
Information Technology	11
Health Care	9
Consumer Discretionary	8
Consumer Staples	7
Energy	7
Other	19
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8119
Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Large-Cap Value Equity Fund
Class R6 / STVZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Large-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Large-Cap Value Equity Fund Class R6 / STVZX	$76	0.72%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 12.38%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 1000® Value Index, which serves as the style-specific index, returned 15.91%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the health care and materials sectors, as well as an underweight in communication services, detracted from performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection within industrials and information technology, as well as an underweight to consumer staples, contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Lam Research, GE Vernova, Alphabet, and JPMorgan Chase. The biggest detractors from performance during the period were International Paper, Booz Allen Hamilton, Becton, Dickinson and Co., DOW, and UnitedHealth Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Lam Research	Positive	Lam, a supplier of wafer-fabrication equipment and related services to the semiconductor industry, outperformed due to strong results as well as strength across dynamic random-access memory (DRAM) and NAND flash memory. The company also benefited from the expectation that strong artificial intelligence (AI) data center demand will lead to upward revisions in Wafer Fabrication Equipment (WFE) for semiconductors in 2026.

DOW	Negative	DOW, one of the largest chemical producers in the world, suffered from headwinds for the supply of feedstock, or unprocessed material used in manufacturing, due to higher natural gas prices. The company also wrestled with continued concerns about declining demand for its products and services. We continued to hold the stock through the end of the period.

UnitedHealth Group	Negative	UnitedHealth’s performance was adversely impacted by accelerating medical cost trends, which led to a series of earnings disappointments. Other headwinds included extensive management turnover, a broad strategic business review, and the downward adjustment of long-term financial targets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Large-Cap Value Equity Fund (Class R6/STVZX) at NAV(1)	12.38%	9.23%	9.91%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Value Index	15.91%	11.33%	10.53%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$258,834
Total number of portfolio holdings	50
Total advisory fee paid (‘000s)	$3,010
Portfolio turnover rate as of the end of the reporting period	157%
Asset Allocation(1)
Financials	20%
Industrials	19
Information Technology	11
Health Care	9
Consumer Discretionary	8
Consumer Staples	7
Energy	7
Other	19
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8120
Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class A / SAMVX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class A / SAMVX	$142	1.31%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 17.24%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection in the utilities and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection within the industrials and information technology sectors was positive for the year. Additionally, an underweight to communication services contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Teradyne, Quanta Services, Corning, and Vertiv Holdings. The biggest detractors from performance during the period were Best Buy, Owens Corning, Blue Owl Capital, Jefferies Financial Group, and Marvell Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Teradyne	Positive	Teradyne, an automatic test equipment designer and manufacturer, outperformed due to a strong earnings report and optimism about the company’s ability to penetrate the merchant compute testing market, in which the company tests semiconductors for Apple and other hardware companies.

Jefferies Financial Group	Negative	Jefferies underperformed as revenue was weaker across most businesses and mergers & acquisitions were on hold for much of the period. Jefferies’ asset management business, in which the company invests alongside clients in various hedge fund strategies, was down materially during the reporting period.

Marvell Technology	Negative	Marvell underperformed based on ongoing uncertainty around the company’s application-specific integrated circuits (ASICs) business.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at NAV(1)	17.24%	9.47%	9.66%
Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at POP(2),(3)	10.79%	8.24%	9.05%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,051,901
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$9,384
Portfolio turnover rate as of the end of the reporting period	192%
Asset Allocation(1)
Industrials	27%
Financials	19
Information Technology	16
Consumer Discretionary	11
Energy	8
Utilities	7
Real Estate	6
Other (includes short-term investment)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8121
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class C / SMVFX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class C / SMVFX	$191	1.76%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned 16.76%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection in the utilities and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection within the industrials and information technology sectors was positive for the year. Additionally, an underweight to communication services contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Teradyne, Quanta Services, Corning, and Vertiv Holdings. The biggest detractors from performance during the period were Best Buy, Owens Corning, Blue Owl Capital, Jefferies Financial Group, and Marvell Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Teradyne	Positive	Teradyne, an automatic test equipment designer and manufacturer, outperformed due to a strong earnings report and optimism about the company’s ability to penetrate the merchant compute testing market, in which the company tests semiconductors for Apple and other hardware companies.

Jefferies Financial Group	Negative	Jefferies underperformed as revenue was weaker across most businesses and mergers & acquisitions were on hold for much of the period. Jefferies’ asset management business, in which the company invests alongside clients in various hedge fund strategies, was down materially during the reporting period.

Marvell Technology	Negative	Marvell underperformed based on ongoing uncertainty around the company’s application-specific integrated circuits (ASICs) business.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class C/SMVFX) at NAV(1) and with CDSC(2)	16.76%	8.93%	9.17%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,051,901
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$9,384
Portfolio turnover rate as of the end of the reporting period	192%
Asset Allocation(1)
Industrials	27%
Financials	19
Information Technology	16
Consumer Discretionary	11
Energy	8
Utilities	7
Real Estate	6
Other (includes short-term investment)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8122
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class I / SMVTX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class I / SMVTX	$113	1.04%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 17.66%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection in the utilities and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection within the industrials and information technology sectors was positive for the year. Additionally, an underweight to communication services contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Teradyne, Quanta Services, Corning, and Vertiv Holdings. The biggest detractors from performance during the period were Best Buy, Owens Corning, Blue Owl Capital, Jefferies Financial Group, and Marvell Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Teradyne	Positive	Teradyne, an automatic test equipment designer and manufacturer, outperformed due to a strong earnings report and optimism about the company’s ability to penetrate the merchant compute testing market, in which the company tests semiconductors for Apple and other hardware companies.

Jefferies Financial Group	Negative	Jefferies underperformed as revenue was weaker across most businesses and mergers & acquisitions were on hold for much of the period. Jefferies’ asset management business, in which the company invests alongside clients in various hedge fund strategies, was down materially during the reporting period.

Marvell Technology	Negative	Marvell underperformed based on ongoing uncertainty around the company’s application-specific integrated circuits (ASICs) business.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class I/SMVTX) at NAV(1)	17.66%	9.77%	9.99%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,051,901
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$9,384
Portfolio turnover rate as of the end of the reporting period	192%
Asset Allocation(1)
Industrials	27%
Financials	19
Information Technology	16
Consumer Discretionary	11
Energy	8
Utilities	7
Real Estate	6
Other (includes short-term investment)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 0.99% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8123
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund
Class R6 / SMVZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Mid-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Mid-Cap Value Equity Fund Class R6 / SMVZX	$86	0.79%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 17.92%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a free float-adjusted market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection in the utilities and consumer staples sectors detracted from performance relative to the Russell Midcap® Value Index for the fiscal year. Stock selection within the industrials and information technology sectors was positive for the year. Additionally, an underweight to communication services contributed to results. The biggest contributors to performance for the 12-month period were Western Digital, Teradyne, Quanta Services, Corning, and Vertiv Holdings. The biggest detractors from performance during the period were Best Buy, Owens Corning, Blue Owl Capital, Jefferies Financial Group, and Marvell Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Western Digital	Positive	Western Digital outperformed due to strong demand for hard disk drives (HDD) and the expectation that continued strong demand and a capacity constrained market will lead to further strengthening in the HDD market.

Teradyne	Positive	Teradyne, an automatic test equipment designer and manufacturer, outperformed due to a strong earnings report and optimism about the company’s ability to penetrate the merchant compute testing market, in which the company tests semiconductors for Apple and other hardware companies.

Jefferies Financial Group	Negative	Jefferies underperformed as revenue was weaker across most businesses and mergers & acquisitions were on hold for much of the period. Jefferies’ asset management business, in which the company invests alongside clients in various hedge fund strategies, was down materially during the reporting period.

Marvell Technology	Negative	Marvell underperformed based on ongoing uncertainty around the company’s application-specific integrated circuits (ASICs) business.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Mid-Cap Value Equity Fund (Class R6/SMVZX) at NAV(1)	17.92%	10.03%	10.26%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell Midcap® Value Index	11.05%	9.83%	9.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,051,901
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$9,384
Portfolio turnover rate as of the end of the reporting period	192%
Asset Allocation(1)
Industrials	27%
Financials	19
Information Technology	16
Consumer Discretionary	11
Energy	8
Utilities	7
Real Estate	6
Other (includes short-term investment)	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8124
Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund
Class A / SASVX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class A / SASVX	$147	1.46%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 1.05%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 2000® Value Index, which serves as the style-specific index, returned 12.59%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the financials and materials sectors had a negative impact on performance relative to the Russell 2000® Value Index. Additionally, the Fund’s underweight to health care detracted from results. The industrials and energy sectors were positive for the 12-month period. The Fund’s overweight to materials also assisted returns for the year. The biggest contributors to performance for the 12-month period were Advanced Energy Industries, Amkor Technologies, Solaris Energy Infrastructure, nVent Electric, and TD SYNNEX. The biggest detractors from performance during the period were Kulicke & Soffa Industries, Cactus, Primo Brands, Power Integrations, and Cogent Communications Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Advanced Energy Industries	Positive	Advanced Energy’s performance was driven by an acceleration in sales of power components to data center customers despite a weaker backdrop in the semiconductor and industrial & medical segments. The company also provided a positive outlook for the entire business, which helped drive sentiment in the stock.

Amkor Technology	Positive	Amkor outperformed due to strong results driven by market share gains in the latest iPhone launch and broad strength across PCs, networking, and data center products. The stock also benefited from investor enthusiasm around its advanced semiconductor packaging solutions and potential approval of H200 AI chip exports to China.

Power Integrations	Negative	Power Integrations’ lack of recovery in key end markets including power management, along with management changes at the company, drove the stock’s underperformance during the reporting period.
Cogent Communications Holdings	Negative	Cogent underperformed as the company continued to post subpar results. The Fund continued to hold the stock due to the subadviser’s expectation of demand for Cogent’s excess wave spectrum, which is used by cell phone carriers, and exposure to the data center sector.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at NAV(1)	1.05%	7.39%	7.62%
Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at POP(2),(3)	(4.51)%	6.18%	7.01%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Value Index	12.59%	8.88%	9.27%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$91,527
Total number of portfolio holdings	72
Total advisory fee paid (‘000s)	$495
Portfolio turnover rate as of the end of the reporting period	77%
Asset Allocation(1)
Financials	26%
Industrials	24
Information Technology	12
Consumer Discretionary	9
Energy	8
Materials	7
Real Estate	5
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 1.41% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8125
Virtus Ceredex Small-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund
Class C / STCEX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class C / STCEX	$182	1.81%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned 0.61%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 2000® Value Index, which serves as the style-specific index, returned 12.59%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the financials and materials sectors had a negative impact on performance relative to the Russell 2000® Value Index. Additionally, the Fund’s underweight to health care detracted from results. The industrials and energy sectors were positive for the 12-month period. The Fund’s overweight to materials also assisted returns for the year. The biggest contributors to performance for the 12-month period were Advanced Energy Industries, Amkor Technologies, Solaris Energy Infrastructure, nVent Electric, and TD SYNNEX. The biggest detractors from performance during the period were Kulicke & Soffa Industries, Cactus, Primo Brands, Power Integrations, and Cogent Communications Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Advanced Energy Industries	Positive	Advanced Energy’s performance was driven by an acceleration in sales of power components to data center customers despite a weaker backdrop in the semiconductor and industrial & medical segments. The company also provided a positive outlook for the entire business, which helped drive sentiment in the stock.

Amkor Technology	Positive	Amkor outperformed due to strong results driven by market share gains in the latest iPhone launch and broad strength across PCs, networking, and data center products. The stock also benefited from investor enthusiasm around its advanced semiconductor packaging solutions and potential approval of H200 AI chip exports to China.

Power Integrations	Negative	Power Integrations’ lack of recovery in key end markets including power management, along with management changes at the company, drove the stock’s underperformance during the reporting period.
Cogent Communications Holdings	Negative	Cogent underperformed as the company continued to post subpar results. The Fund continued to hold the stock due to the subadviser’s expectation of demand for Cogent’s excess wave spectrum, which is used by cell phone carriers, and exposure to the data center sector.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class C/STCEX) at NAV(1) and with CDSC(2)	0.61%	7.00%	7.21%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Value Index	12.59%	8.88%	9.27%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$91,527
Total number of portfolio holdings	72
Total advisory fee paid (‘000s)	$495
Portfolio turnover rate as of the end of the reporting period	77%

Asset Allocation(1)
Financials	26%
Industrials	24
Information Technology	12
Consumer Discretionary	9
Energy	8
Materials	7
Real Estate	5
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 26, 2026, Class C shares were converted to Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8126
Virtus Ceredex Small-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund
Class I / SCETX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class I / SCETX	$83	0.82%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 1.61%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 2000® Value Index, which serves as the style-specific index, returned 12.59%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the financials and materials sectors had a negative impact on performance relative to the Russell 2000® Value Index. Additionally, the Fund’s underweight to health care detracted from results. The industrials and energy sectors were positive for the 12-month period. The Fund’s overweight to materials also assisted returns for the year. The biggest contributors to performance for the 12-month period were Advanced Energy Industries, Amkor Technologies, Solaris Energy Infrastructure, nVent Electric, and TD SYNNEX. The biggest detractors from performance during the period were Kulicke & Soffa Industries, Cactus, Primo Brands, Power Integrations, and Cogent Communications Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Advanced Energy Industries	Positive	Advanced Energy’s performance was driven by an acceleration in sales of power components to data center customers despite a weaker backdrop in the semiconductor and industrial & medical segments. The company also provided a positive outlook for the entire business, which helped drive sentiment in the stock.

Amkor Technology	Positive	Amkor outperformed due to strong results driven by market share gains in the latest iPhone launch and broad strength across PCs, networking, and data center products. The stock also benefited from investor enthusiasm around its advanced semiconductor packaging solutions and potential approval of H200 AI chip exports to China.

Power Integrations	Negative	Power Integrations’ lack of recovery in key end markets including power management, along with management changes at the company, drove the stock’s underperformance during the reporting period.
Cogent Communications Holdings	Negative	Cogent underperformed as the company continued to post subpar results. The Fund continued to hold the stock due to the subadviser’s expectation of demand for Cogent’s excess wave spectrum, which is used by cell phone carriers, and exposure to the data center sector.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Ceredex Small-Cap Value Equity Fund (Class I/SCETX) at NAV(1)	1.61%	7.76%	7.96%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 2000® Value Index	12.59%	8.88%	9.27%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$91,527
Total number of portfolio holdings	72
Total advisory fee paid (‘000s)	$495
Portfolio turnover rate as of the end of the reporting period	77%
Asset Allocation(1)
Financials	26%
Industrials	24
Information Technology	12
Consumer Discretionary	9
Energy	8
Materials	7
Real Estate	5
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8127
Virtus Ceredex Small-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund
Class R6 / VVERX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Ceredex Small-Cap Value Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Ceredex Small-Cap Value Equity Fund Class R6 / VVERX	$78	0.77%
Portfolio Manager Commentary by Ceredex Value Advisors LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 1.76%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 2000® Value Index, which serves as the style-specific index, returned 12.59%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a free float-adjusted market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, rigorous bottom-up fundamental research process to identify a select group of companies believed by the Fund’s portfolio investment team to provide the potential for capital appreciation. The security selection process looks for three key factors: the existence of a dividend, an attractive valuation, and a forecasted improving fundamental situation in the form of a catalyst that should facilitate positive change to the security. Stock selection within the financials and materials sectors had a negative impact on performance relative to the Russell 2000® Value Index. Additionally, the Fund’s underweight to health care detracted from results. The industrials and energy sectors were positive for the 12-month period. The Fund’s overweight to materials also assisted returns for the year. The biggest contributors to performance for the 12-month period were Advanced Energy Industries, Amkor Technologies, Solaris Energy Infrastructure, nVent Electric, and TD SYNNEX. The biggest detractors from performance during the period were Kulicke & Soffa Industries, Cactus, Primo Brands, Power Integrations, and Cogent Communications Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Advanced Energy Industries	Positive	Advanced Energy’s performance was driven by an acceleration in sales of power components to data center customers despite a weaker backdrop in the semiconductor and industrial & medical segments. The company also provided a positive outlook for the entire business, which helped drive sentiment in the stock.

Amkor Technology	Positive	Amkor outperformed due to strong results driven by market share gains in the latest iPhone launch and broad strength across PCs, networking, and data center products. The stock also benefited from investor enthusiasm around its advanced semiconductor packaging solutions and potential approval of H200 AI chip exports to China.

Power Integrations	Negative	Power Integrations’ lack of recovery in key end markets including power management, along with management changes at the company, drove the stock’s underperformance during the reporting period.
Cogent Communications Holdings	Negative	Cogent underperformed as the company continued to post subpar results. The Fund continued to hold the stock due to the subadviser’s expectation of demand for Cogent’s excess wave spectrum, which is used by cell phone carriers, and exposure to the data center sector.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (February 26, 2019). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Ceredex Small-Cap Value Equity Fund (Class R6/VVERX) at NAV(1)	1.76%	8.05%	6.56%
FT Wilshire 5000 Index	17.13%	13.40%	15.18%
Russell 2000® Value Index	12.59%	8.88%	8.00%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$91,527
Total number of portfolio holdings	72
Total advisory fee paid (‘000s)	$495
Portfolio turnover rate as of the end of the reporting period	77%
Asset Allocation(1)
Financials	26%
Industrials	24
Information Technology	12
Consumer Discretionary	9
Energy	8
Materials	7
Real Estate	5
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8128
Virtus Ceredex Small-Cap Value Equity Fund

Virtus Seix Core Bond Fund
Class A / STGIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class A / STGIX	$66	0.64%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 6.37%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed") reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher-coupon mortgage-backedsecurity selection and allocation	Positive	The Fund’s decision to hold more mortgage-backed securities than the Index made a positive contribution to relative performance. Along with the higher allocation, the Fund’s holdings of higher-coupon mortgages also contributed to relative performance.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Core Bond Fund (Class A/STGIX) at NAV(1)	6.37%	(0.88)%	1.70%
Virtus Seix Core Bond Fund (Class A/STGIX) at POP(2),(3)	2.38%	(1.63)%	1.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$120,419
Total number of portfolio holdings	160
Total advisory fee paid (‘000s)	$79
Portfolio turnover rate as of the end of the reporting period	173%
Asset Allocation(1)
U.S. Government Securities		40%
Mortgage-Backed Securities		35
Agency	35
Corporate Bonds and Notes		19
Financials	9
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		6
Automobiles	2
Credit Card	2
Other	2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8321
Virtus Seix Core Bond Fund

Virtus Seix Core Bond Fund
Class I / STIGX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class I / STIGX	$52	0.50%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 6.51%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed") reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher-coupon mortgage-backedsecurity selection and allocation	Positive	The Fund’s decision to hold more mortgage-backed securities than the Index made a positive contribution to relative performance. Along with the higher allocation, the Fund’s holdings of higher-coupon mortgages also contributed to relative performance.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Core Bond Fund (Class I/STIGX) at NAV(1)	6.51%	(0.76)%	1.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$120,419
Total number of portfolio holdings	160
Total advisory fee paid (‘000s)	$79
Portfolio turnover rate as of the end of the reporting period	173%
Asset Allocation(1)
U.S. Government Securities		40%
Mortgage-Backed Securities		35
Agency	35
Corporate Bonds and Notes		19
Financials	9
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		6
Automobiles	2
Credit Card	2
Other	2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8322
Virtus Seix Core Bond Fund

Virtus Seix Core Bond Fund
Class R6 / STGZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Core Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Core Bond Fund Class R6 / STGZX	$37	0.36%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 6.78%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed") reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher-coupon mortgage-backedsecurity selection and allocation	Positive	The Fund’s decision to hold more mortgage-backed securities than the Index made a positive contribution to relative performance. Along with the higher allocation, the Fund’s holdings of higher-coupon mortgages also contributed to relative performance.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Core Bond Fund (Class R6/STGZX) at NAV(1)	6.78%	(0.60)%	1.99%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$120,419
Total number of portfolio holdings	160
Total advisory fee paid (‘000s)	$79
Portfolio turnover rate as of the end of the reporting period	173%
Asset Allocation(1)
U.S. Government Securities		40%
Mortgage-Backed Securities		35
Agency	35
Corporate Bonds and Notes		19
Financials	9
Industrials	3
Health Care	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		6
Automobiles	2
Credit Card	2
Other	2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8323
Virtus Seix Core Bond Fund

Virtus Seix Floating Rate High Income Fund
Class A / SFRAX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class A / SFRAX	$98	0.95%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 5.49%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 5.94%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
While the first half of 2025 saw underperformance from the Fund relative to the S&P UBS Leveraged Loan Index (the "Index"), a strong rebound in several high conviction credits in the second half allowed the Fund to significantly close the gap. Within the leveraged loan market, single-B rated credits outperformed the other ratings groups with a 6.53% return, outperforming BBs, which were up 6.41%, and split B/CCCs, which returned 2.72% for the year. Issue selection within chemicals, health care, and utilities detracted from Fund performance. This was partially offset by positive selection in automotive, food/tobacco, and cable wireless. The top individual detractors from relative performance for the 12-month period were Ascend Performance, New Fortress Energy, and Trinseo. The top individual contributors to relative performance were Longview Power, Inmarsat, and not owning First Brands, which appears in the Index and declared bankruptcy during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s underweight to the best-performing ratings group, unrated credits, hindered performance versus the Index, although security selection within this group was positive. Unrated credits are those that do not have a formal rating issued by a rating agency.

Issue selection	Negative	Unforeseen events in a small number of issues negatively affected performance. These included liability management exercises, in which certain companies proactively restructured their debt, as well as the chemical industry failing to meet the market’s expectations. When an issuer undergoes a debt restructuring, whether by reducing the interest rate or other maneuvers, it typically has negative implications for the loan holder, causing prices to drop. However, overall performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s industry allocation decisions, which included being underweight in automotive and overweight in telecommunications, made a positive aggregate contribution to performance in 2025.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. Higher quality issues benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at NAV(1)	5.49%	5.78%	4.90%
Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at POP(2),(3)	2.59%	5.19%	4.61%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
S&P UBS Leveraged Loan Index	5.94%	6.37%	5.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,193,893
Total number of portfolio holdings	272
Total advisory fee paid (‘000s)	$4,187
Portfolio turnover rate as of the end of the reporting period	63%
Asset Allocation(1)
Leveraged Loans		95%
Information Technology	14
Financials	13
Service	9
Chemicals	5
Gaming / Leisure	5
Media / Telecom - Telecommunications	5
Energy	5
All other Leveraged Loans	39
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8328
Virtus Seix Floating Rate High Income Fund

Virtus Seix Floating Rate High Income Fund
Class C / SFRCX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class C / SFRCX	$157	1.53%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned 4.89%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 5.94%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
While the first half of 2025 saw underperformance from the Fund relative to the S&P UBS Leveraged Loan Index (the "Index"), a strong rebound in several high conviction credits in the second half allowed the Fund to significantly close the gap. Within the leveraged loan market, single-B rated credits outperformed the other ratings groups with a 6.53% return, outperforming BBs, which were up 6.41%, and split B/CCCs, which returned 2.72% for the year. Issue selection within chemicals, health care, and utilities detracted from Fund performance. This was partially offset by positive selection in automotive, food/tobacco, and cable wireless. The top individual detractors from relative performance for the 12-month period were Ascend Performance, New Fortress Energy, and Trinseo. The top individual contributors to relative performance were Longview Power, Inmarsat, and not owning First Brands, which appears in the Index and declared bankruptcy during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s underweight to the best-performing ratings group, unrated credits, hindered performance versus the Index, although security selection within this group was positive. Unrated credits are those that do not have a formal rating issued by a rating agency.

Issue selection	Negative	Unforeseen events in a small number of issues negatively affected performance. These included liability management exercises, in which certain companies proactively restructured their debt, as well as the chemical industry failing to meet the market’s expectations. When an issuer undergoes a debt restructuring, whether by reducing the interest rate or other maneuvers, it typically has negative implications for the loan holder, causing prices to drop. However, overall performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s industry allocation decisions, which included being underweight in automotive and overweight in telecommunications, made a positive aggregate contribution to performance in 2025.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. Higher quality issues benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class C/SFRCX) at NAV(1) and with CDSC(2)	4.89%	5.17%	4.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
S&P UBS Leveraged Loan Index	5.94%	6.37%	5.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,193,893
Total number of portfolio holdings	272
Total advisory fee paid (‘000s)	$4,187
Portfolio turnover rate as of the end of the reporting period	63%
Asset Allocation(1)
Leveraged Loans		95%
Information Technology	14
Financials	13
Service	9
Chemicals	5
Gaming / Leisure	5
Media / Telecom - Telecommunications	5
Energy	5
All other Leveraged Loans	39
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8329
Virtus Seix Floating Rate High Income Fund

Virtus Seix Floating Rate High Income Fund
Class I / SAMBX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class I / SAMBX	$65	0.63%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 5.83%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 5.94%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
While the first half of 2025 saw underperformance from the Fund relative to the S&P UBS Leveraged Loan Index (the "Index"), a strong rebound in several high conviction credits in the second half allowed the Fund to significantly close the gap. Within the leveraged loan market, single-B rated credits outperformed the other ratings groups with a 6.53% return, outperforming BBs, which were up 6.41%, and split B/CCCs, which returned 2.72% for the year. Issue selection within chemicals, health care, and utilities detracted from Fund performance. This was partially offset by positive selection in automotive, food/tobacco, and cable wireless. The top individual detractors from relative performance for the 12-month period were Ascend Performance, New Fortress Energy, and Trinseo. The top individual contributors to relative performance were Longview Power, Inmarsat, and not owning First Brands, which appears in the Index and declared bankruptcy during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s underweight to the best-performing ratings group, unrated credits, hindered performance versus the Index, although security selection within this group was positive. Unrated credits are those that do not have a formal rating issued by a rating agency.

Issue selection	Negative	Unforeseen events in a small number of issues negatively affected performance. These included liability management exercises, in which certain companies proactively restructured their debt, as well as the chemical industry failing to meet the market’s expectations. When an issuer undergoes a debt restructuring, whether by reducing the interest rate or other maneuvers, it typically has negative implications for the loan holder, causing prices to drop. However, overall performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s industry allocation decisions, which included being underweight in automotive and overweight in telecommunications, made a positive aggregate contribution to performance in 2025.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. Higher quality issues benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class I/SAMBX) at NAV(1)	5.83%	6.11%	5.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
S&P UBS Leveraged Loan Index	5.94%	6.37%	5.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,193,893
Total number of portfolio holdings	272
Total advisory fee paid (‘000s)	$4,187
Portfolio turnover rate as of the end of the reporting period	63%
Asset Allocation(1)
Leveraged Loans		95%
Information Technology	14
Financials	13
Service	9
Chemicals	5
Gaming / Leisure	5
Media / Telecom - Telecommunications	5
Energy	5
All other Leveraged Loans	39
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8330
Virtus Seix Floating Rate High Income Fund

Virtus Seix Floating Rate High Income Fund
Class R6 / SFRZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Floating Rate High Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Floating Rate High Income Fund Class R6 / SFRZX	$55	0.53%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 5.80%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 5.94%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
While the first half of 2025 saw underperformance from the Fund relative to the S&P UBS Leveraged Loan Index (the "Index"), a strong rebound in several high conviction credits in the second half allowed the Fund to significantly close the gap. Within the leveraged loan market, single-B rated credits outperformed the other ratings groups with a 6.53% return, outperforming BBs, which were up 6.41%, and split B/CCCs, which returned 2.72% for the year. Issue selection within chemicals, health care, and utilities detracted from Fund performance. This was partially offset by positive selection in automotive, food/tobacco, and cable wireless. The top individual detractors from relative performance for the 12-month period were Ascend Performance, New Fortress Energy, and Trinseo. The top individual contributors to relative performance were Longview Power, Inmarsat, and not owning First Brands, which appears in the Index and declared bankruptcy during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s underweight to the best-performing ratings group, unrated credits, hindered performance versus the Index, although security selection within this group was positive. Unrated credits are those that do not have a formal rating issued by a rating agency.

Issue selection	Negative	Unforeseen events in a small number of issues negatively affected performance. These included liability management exercises, in which certain companies proactively restructured their debt, as well as the chemical industry failing to meet the market’s expectations. When an issuer undergoes a debt restructuring, whether by reducing the interest rate or other maneuvers, it typically has negative implications for the loan holder, causing prices to drop. However, overall performance improved during the third and fourth quarters of the year, benefiting the Fund.

Industry selection	Positive	The Fund’s industry allocation decisions, which included being underweight in automotive and overweight in telecommunications, made a positive aggregate contribution to performance in 2025.
Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. Higher quality issues benefited from spread tightening, which improved the total return for the Fund.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Floating Rate High Income Fund (Class R6/SFRZX) at NAV(1)	5.80%	6.22%	5.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
S&P UBS Leveraged Loan Index	5.94%	6.37%	5.78%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,193,893
Total number of portfolio holdings	272
Total advisory fee paid (‘000s)	$4,187
Portfolio turnover rate as of the end of the reporting period	63%
Asset Allocation(1)
Leveraged Loans		95%
Information Technology	14
Financials	13
Service	9
Chemicals	5
Gaming / Leisure	5
Media / Telecom - Telecommunications	5
Energy	5
All other Leveraged Loans	39
Corporate Bonds and Notes		3
Asset-Backed Securities		1
Common Stocks		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8331
Virtus Seix Floating Rate High Income Fund

Virtus Seix High Grade Municipal Bond Fund
Class A / SFLTX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class A / SFLTX	$75	0.74%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 3.50%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 4.25%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocations to the transportation sector and local general obligation (GO) bonds, along with underweights in the hospital and education sectors, contributed to performance relative to the Bloomberg Municipal Bond Index (the "Index") for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing detracted from performance. Issue selection in transportation and state GO contributed to performance, while selection in lower coupon, longer maturities detracted. The biggest contributors to performance for the 12-month period were holdings of New Jersey Transit Trust, Pennsylvania Turnpike, and Texas Water. The biggest detractors from performance during the period were New York Transitional Finance, Illinois GO, and Washington GO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with intermediate-term bonds outperforming short-term and long-term bonds	Negative	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the "Fed") would start cutting interest rates. Following this, the 10-year and 7-year were the best performing parts of the yield curve. The Fund was underweight both maturities versus the Index, and performance was negatively impacted.

Industrial revenue bonds outperformed	Negative	With strong inflows investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads moved wider	Mixed	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund held fewer bonds that typically offer higher income (AA-and BBB-rated securities) and more bonds with the highest credit quality (AAA-rated securities) compared to the benchmark. Because A-rated and BBB-rated bonds were paying higher income than higher quality bonds, this positioning reduced income slightly while providing greater overall credit stability.

Strong performance in transportation credits	Positive	While the transportation sector was a mid-level performer, the Fund benefited from an overweight and strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at NAV(1)	3.50%	0.19%	2.14%
Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at POP(2),(3)	0.65%	(0.37)%	1.86%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$14,276
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Changes
As approved by the Board of Trustees of the Trust, pursuant to an Agreement and Plan of Reorganization, the Fund (the “Acquired Fund”) will reorganize with and into Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”), a separate series of the Trust, on or about April 10, 2026. The Acquired Fund and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8332
Virtus Seix High Grade Municipal Bond Fund

Virtus Seix High Grade Municipal Bond Fund
Class I / SCFTX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix High Grade Municipal Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Grade Municipal Bond Fund Class I / SCFTX	$60	0.59%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 3.65%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 4.25%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s overweight allocations to the transportation sector and local general obligation (GO) bonds, along with underweights in the hospital and education sectors, contributed to performance relative to the Bloomberg Municipal Bond Index (the "Index") for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing detracted from performance. Issue selection in transportation and state GO contributed to performance, while selection in lower coupon, longer maturities detracted. The biggest contributors to performance for the 12-month period were holdings of New Jersey Transit Trust, Pennsylvania Turnpike, and Texas Water. The biggest detractors from performance during the period were New York Transitional Finance, Illinois GO, and Washington GO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with intermediate-term bonds outperforming short-term and long-term bonds	Negative	The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the "Fed") would start cutting interest rates. Following this, the 10-year and 7-year were the best performing parts of the yield curve. The Fund was underweight both maturities versus the Index, and performance was negatively impacted.

Industrial revenue bonds outperformed	Negative	With strong inflows investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads moved wider	Mixed	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund held fewer bonds that typically offer higher income (AA-and BBB-rated securities) and more bonds with the highest credit quality (AAA-rated securities) compared to the benchmark. Because A-rated and BBB-rated bonds were paying higher income than higher quality bonds, this positioning reduced income slightly while providing greater overall credit stability.

Strong performance in transportation credits	Positive	While the transportation sector was a mid-level performer, the Fund benefited from an overweight and strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix High Grade Municipal Bond Fund (Class I/SCFTX) at NAV(1)	3.65%	0.34%	2.30%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$14,276
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Changes
As approved by the Board of Trustees of the Trust, pursuant to an Agreement and Plan of Reorganization, the Fund (the “Acquired Fund”) will reorganize with and into Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”), a separate series of the Trust, on or about April 10, 2026. The Acquired Fund and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8333
Virtus Seix High Grade Municipal Bond Fund

Virtus Seix High Yield Fund
Class A / HYPSX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class A / HYPSX	$85	0.82%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 7.15%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the ICE BofA U.S. High Yield BB-B Constrained Index, which serves as the style-specific index, returned 8.73%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. High Yield BB-B Constrained Index measures performance of BB/B U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the ICE BofA U.S. High Yield BB-B Constrained Index (the "Index") for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included paper & packaging, financials, and telecommunications. Industry detractors from relative performance included cable satellite, retailers, and energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s overweight to unrated credits – those without formal ratings issued by a rating agency – detracted from relative performance. This was partially offset by an overweight to CCC-rated bonds.
Issue selection	Negative	The Fund’s issue selection detracted from performance relative to the Index. Negative issue selection within cable satellite, retailers, and energy offset successful selection within paper & packaging, financials, and telecommunications.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality issues also benefited from spread tightening, which improved the total return for the Fund.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix High Yield Fund (Class A/HYPSX) at NAV(1)	7.15%	3.62%	5.75%
Virtus Seix High Yield Fund (Class A/HYPSX) at POP(2),(3)	3.13%	2.83%	5.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield BB-B Constrained Index	8.73%	4.11%	6.05%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$417,379
Total number of portfolio holdings	224
Total advisory fee paid (‘000s)	$1,324
Portfolio turnover rate as of the end of the reporting period	69%
Asset Allocation(1)
Corporate Bonds and Notes		94%
Financials	31
Consumer Discretionary	11
Energy	10
Communication Services	8
Materials	8
Industrials	8
Information Technology	6
All other Corporate Bonds and Notes	12
Affiliated Exchange-Traded Fund		3
Leveraged Loans		1
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8334
Virtus Seix High Yield Fund

Virtus Seix High Yield Fund
Class I / SAMHX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class I / SAMHX	$66	0.64%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 7.33%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the ICE BofA U.S. High Yield BB-B Constrained Index, which serves as the style-specific index, returned 8.73%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. High Yield BB-B Constrained Index measures performance of BB/B U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the ICE BofA U.S. High Yield BB-B Constrained Index (the "Index") for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included paper & packaging, financials, and telecommunications. Industry detractors from relative performance included cable satellite, retailers, and energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s overweight to unrated credits – those without formal ratings issued by a rating agency – detracted from relative performance. This was partially offset by an overweight to CCC-rated bonds.
Issue selection	Negative	The Fund’s issue selection detracted from performance relative to the Index. Negative issue selection within cable satellite, retailers, and energy offset successful selection within paper & packaging, financials, and telecommunications.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality issues also benefited from spread tightening, which improved the total return for the Fund.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix High Yield Fund (Class I/SAMHX) at NAV(1)	7.33%	3.81%	5.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. High Yield BB-B Constrained Index	8.73%	4.11%	6.05%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$417,379
Total number of portfolio holdings	224
Total advisory fee paid (‘000s)	$1,324
Portfolio turnover rate as of the end of the reporting period	69%
Asset Allocation(1)
Corporate Bonds and Notes		94%
Financials	31
Consumer Discretionary	11
Energy	10
Communication Services	8
Materials	8
Industrials	8
Information Technology	6
All other Corporate Bonds and Notes	12
Affiliated Exchange-Traded Fund		3
Leveraged Loans		1
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8335
Virtus Seix High Yield Fund

Virtus Seix High Yield Fund
Class R6 / HYIZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix High Yield Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield Fund Class R6 / HYIZX	$55	0.53%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 7.31%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the ICE BofA U.S. High Yield BB-B Constrained Index, which serves as the style-specific index, returned 8.73%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA U.S. High Yield BB-B Constrained Index measures performance of BB/B U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s underweight to the riskiest parts of the high yield market led it to underperform the ICE BofA U.S. High Yield BB-B Constrained Index (the "Index") for the 12-month period. Lower-rated and distressed credits outpaced higher-rated credits during the fiscal year. The Fund’s focus has always been on higher quality within the high yield space. While the allocation to higher quality enabled the Fund to participate in the market’s performance overall, it was a detractor for the year on a relative basis. For the 12-month period, top industry contributors to relative performance included paper & packaging, financials, and telecommunications. Industry detractors from relative performance included cable satellite, retailers, and energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ratings allocation	Negative	The Fund’s overweight to unrated credits – those without formal ratings issued by a rating agency – detracted from relative performance. This was partially offset by an overweight to CCC-rated bonds.
Issue selection	Negative	The Fund’s issue selection detracted from performance relative to the Index. Negative issue selection within cable satellite, retailers, and energy offset successful selection within paper & packaging, financials, and telecommunications.

Credit spreads tightened	Positive	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. As spreads tighten, indicating that investors view the bonds as less risky, the value of the bonds goes up. While certain ratings groups performed better than others during the period – spreads tightened more in lower quality than in higher quality bonds – higher quality issues also benefited from spread tightening, which improved the total return for the Fund.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Seix High Yield Fund (Class R6/HYIZX) at NAV(1)	7.31%	3.92%	5.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	1.53%
ICE BofA U.S. High Yield BB-B Constrained Index	8.73%	4.11%	5.31%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$417,379
Total number of portfolio holdings	224
Total advisory fee paid (‘000s)	$1,324
Portfolio turnover rate as of the end of the reporting period	69%
Asset Allocation(1)
Corporate Bonds and Notes		94%
Financials	31
Consumer Discretionary	11
Energy	10
Communication Services	8
Materials	8
Industrials	8
Information Technology	6
All other Corporate Bonds and Notes	12
Affiliated Exchange-Traded Fund		3
Leveraged Loans		1
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8336
Virtus Seix High Yield Fund

Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class A / SISIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class A / SISIX	$69	0.68%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 3.70%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 4.25% and the Bloomberg Municipal 1-15 Yr Blend (1-17) Index, which serves as the style-specific index, returned 5.18%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg Municipal 1-15 Yr Blend (1-17) Index is a market capitalization-weighted index of investment grade tax-exempt bonds with maturities of 1-17 years. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds, and pre-refunded bonds. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the "Fed") would start cutting interest rates. Following this, the 10-year and 7-year areas were the best-performing parts of the yield curve. The Fund was underweight to both maturities versus the Bloomberg Municipal 1-15 Yr Blend (1-17) Index (the "Index"), as well as overweight to the 20-year area, which detracted from performance relative to the Index for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing also detracted from performance. Issue selection in the education and power sectors contributed to performance, while selection in transportation and local general obligation (GO) bonds detracted from performance. The biggest contributors to performance for the 12-month period were holdings of Dallas Waterworks, Philadelphia GO, Ohio GO, and New Jersey Transportation Trust. The biggest detractors from performance during the period were Illinois GO, Dallas Independent School District, New Jersey Econ Development, and Colorado Bridge and Tunnel. The following table outlines key factors that materially affected the Fund’s relative performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with intermediate-term bonds outperforming short-term and long-term bonds	Negative	The 10-year and 7-year areas were the best-performing parts of the yield curve for the period. The Fund was underweight to both maturities versus the Index, which negatively impacted performance.
Industrial revenue bonds outperformed	Negative	With strong inflows into high yield municipal funds, investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads moved wider	Mixed	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund held fewer bonds that typically offer higher income (AA-and BBB-rated securities) and more bonds with the highest credit quality (AAA-rated securities) compared to the benchmark. Because A-rated and BBB-rated bonds were paying higher income than higher quality bonds, this positioning reduced income slightly while providing greater overall credit stability.

Strong performance in transportation credits	Positive	While the transportation sector was a mid-level performer, the Fund benefited from an overweight and strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at NAV(1)	3.70%	0.56%	1.89%
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at POP(2),(3)	0.85%	0.00%	1.61%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg Municipal 1-15 Yr Blend (1-17) Index	5.18%	1.16%	2.27%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$123,091
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$149
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Municipal Bonds	97%
Short-Term Investment	3
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Changes
As approved by the Board of Trustees of Virtus Opportunities Trust ("VOT") and Virtus Asset Trust ("VAT"), pursuant to an Agreement and Plan of Reorganization, Virtus Seix Tax-Exempt Bond Fund, a series of VOT, and Virtus Seix High Grade Municipal Bond Fund, a series of VAT, (the “Acquired Funds”) will reorganize with and into the Fund (the “Acquiring Fund”), on or about April 10, 2026. The Acquired Funds and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
Effective April 10, 2026, Seix Investment Grade Tax-Exempt Bond Fund will change its name to Virtus Newfleet Intermediate Municipal Bond Fund and Newfleet will replace Seix as the subadviser.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8337
Virtus Seix Investment Grade Tax-Exempt Bond Fund

Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class I / STTBX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Investment Grade Tax-Exempt Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Investment Grade Tax-Exempt Bond Fund Class I / STTBX	$52	0.51%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 3.88%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 4.25% and the Bloomberg Municipal 1-15 Yr Blend (1-17) Index, which serves as the style-specific index, returned 5.18%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg Municipal 1-15 Yr Blend (1-17) Index is a market capitalization-weighted index of investment grade tax-exempt bonds with maturities of 1-17 years. The index includes investment grade bonds, general obligations, revenue bonds, insured bonds, and pre-refunded bonds. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The municipal yield curve returned to its typical shape, in which longer-term bonds yield more than shorter maturities, as investors grew more confident that the Federal Reserve (the "Fed") would start cutting interest rates. Following this, the 10-year and 7-year areas were the best-performing parts of the yield curve. The Fund was underweight to both maturities versus the Bloomberg Municipal 1-15 Yr Blend (1-17) Index (the "Index"), as well as overweight to the 20-year area, which detracted from performance relative to the Index for the fiscal year. Underweight allocations to industrial revenue bonds (IDR), health care, and housing also detracted from performance. Issue selection in the education and power sectors contributed to performance, while selection in transportation and local general obligation (GO) bonds detracted from performance. The biggest contributors to performance for the 12-month period were holdings of Dallas Waterworks, Philadelphia GO, Ohio GO, and New Jersey Transportation Trust. The biggest detractors from performance during the period were Illinois GO, Dallas Independent School District, New Jersey Econ Development, and Colorado Bridge and Tunnel. The following table outlines key factors that materially affected the Fund’s relative performance during the reporting period.
FACTOR	IMPACT	SUMMARY
The municipal yield curve steepened, with intermediate-term bonds outperforming short-term and long-term bonds	Negative	The 10-year and 7-year areas were the best-performing parts of the yield curve for the period. The Fund was underweight to both maturities versus the Index, which negatively impacted performance.
Industrial revenue bonds outperformed	Negative	With strong inflows into high yield municipal funds, investor demand for industrial revenue securities increased, which led to the sector being the strongest performer for the fiscal year. The Fund’s underweight to the IDR sector versus the Index negatively impacted performance.

Credit spreads moved wider	Mixed	Credit spread refers to the additional yield of a particular bond over the yield of a risk-free government bond. The Fund held fewer bonds that typically offer higher income (AA-and BBB-rated securities) and more bonds with the highest credit quality (AAA-rated securities) compared to the benchmark. Because A-rated and BBB-rated bonds were paying higher income than higher quality bonds, this positioning reduced income slightly while providing greater overall credit stability.

Strong performance in transportation credits	Positive	While the transportation sector was a mid-level performer, the Fund benefited from an overweight and strong security selection, which emphasized high quality credits in areas with favorable demographics and growing demand.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class I/STTBX) at NAV(1)	3.88%	0.70%	2.05%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Bloomberg Municipal 1-15 Yr Blend (1-17) Index	5.18%	1.16%	2.27%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$123,091
Total number of portfolio holdings	77
Total advisory fee paid (‘000s)	$149
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Municipal Bonds	97%
Short-Term Investment	3
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Changes
As approved by the Board of Trustees of Virtus Opportunities Trust ("VOT") and Virtus Asset Trust ("VAT"), pursuant to an Agreement and Plan of Reorganization, Virtus Seix Tax-Exempt Bond Fund, a series of VOT, and Virtus Seix High Grade Municipal Bond Fund, a series of VAT, (the “Acquired Funds”) will reorganize with and into the Fund (the “Acquiring Fund”), on or about April 10, 2026. The Acquired Funds and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
Effective April 10, 2026, Seix Investment Grade Tax-Exempt Bond Fund will change its name to Virtus Newfleet Intermediate Municipal Bond Fund and Newfleet will replace Seix as the subadviser.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8338
Virtus Seix Investment Grade Tax-Exempt Bond Fund

Virtus Seix Total Return Bond Fund
Class A / CBPSX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class A / CBPSX	$72	0.70%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 6.63%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed”) reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index”) had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund owned nine issues of high yield securities (non-investment grade) totaling approximately 5% of the Fund, which were positive contributors to relative performance, as these holdings generally outperformed the broader investment grade corporate bond market. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual high yield (non-investment grade) bonds, including Vistra Operations, ADT, and Rocket Mortgage, contributed to relative performance, as those securities generally outperformed the broader investment grade corporate bond market.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class A/CBPSX) at NAV(1)	6.63%	(0.93)%	1.70%
Virtus Seix Total Return Bond Fund (Class A/CBPSX) at POP(2),(3)	2.63%	(1.68)%	1.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$92,198
Total number of portfolio holdings	126
Total advisory fee paid (‘000s)	$44
Portfolio turnover rate as of the end of the reporting period	147%
Asset Allocation(1)
U.S. Government Securities		38%
Mortgage-Backed Securities		37
Agency	37
Corporate Bonds and Notes		20
Financials	9
Industrials	4
Consumer Discretionary	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		5
Other	2
Credit Card	2
Automobiles	1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8343
Virtus Seix Total Return Bond Fund

Virtus Seix Total Return Bond Fund
Class I / SAMFX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class I / SAMFX	$48	0.46%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 6.86%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed”) reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index”) had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund owned nine issues of high yield securities (non-investment grade) totaling approximately 5% of the Fund, which were positive contributors to relative performance, as these holdings generally outperformed the broader investment grade corporate bond market. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual high yield (non-investment grade) bonds, including Vistra Operations, ADT, and Rocket Mortgage, contributed to relative performance, as those securities generally outperformed the broader investment grade corporate bond market.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class I/SAMFX) at NAV(1)	6.86%	(0.70)%	1.94%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$92,198
Total number of portfolio holdings	126
Total advisory fee paid (‘000s)	$44
Portfolio turnover rate as of the end of the reporting period	147%
Asset Allocation(1)
U.S. Government Securities		38%
Mortgage-Backed Securities		37
Agency	37
Corporate Bonds and Notes		20
Financials	9
Industrials	4
Consumer Discretionary	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		5
Other	2
Credit Card	2
Automobiles	1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8344
Virtus Seix Total Return Bond Fund

Virtus Seix Total Return Bond Fund
Class R6 / SAMZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix Total Return Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Total Return Bond Fund Class R6 / SAMZX	$32	0.31%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 7.02%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Federal Reserve (the "Fed”) reduced its target interest rate three times in 2025, for a total of 0.75%, bringing the rate to a range of 3.50% to 3.75% by December. Intermediate and longer-term rates also fell, but by varying amounts as shorter rates fell more than longer-term rates, a phenomenon described as yield curve steepening. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. The rise in bond prices had the largest positive impact on the Fund’s performance in the fiscal year. The Fund’s underweight to the corporate bond sector relative to the Bloomberg U.S. Aggregate Bond Index (the "Index”) had a modestly negative impact on relative performance. Offsetting the corporate underweight, the Fund was overweight to the agency residential mortgage-backed security (RMBS) sector, particularly in higher-coupon mortgages. The Fund’s allocation to the RMBS sector was a positive contributor to relative performance. The Fund owned nine issues of high yield securities (non-investment grade) totaling approximately 5% of the Fund, which were positive contributors to relative performance, as these holdings generally outperformed the broader investment grade corporate bond market. The Fund had a neutral weight to the U.S. Treasury sector, but had an allocation to U.S. Treasury Inflation-Protected Securities (TIPS), which had a slightly negative effect on relative performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Corporate bond security selection	Positive	The Fund’s decision to hold certain individual high yield (non-investment grade) bonds, including Vistra Operations, ADT, and Rocket Mortgage, contributed to relative performance, as those securities generally outperformed the broader investment grade corporate bond market.

Lower short- and long-term interest rates	Positive	The Fed lowered its target interest rate by 0.75% during the fiscal year. Most U.S. Treasury interest rates also moved lower during the year. Lower interest rates are generally positive for bond prices, as bond rates and prices move inversely to each other.

Corporate bond sector allocation	Negative	The Fund’s decision to have an underweight allocation to the corporate credit sector negatively impacted relative performance, as corporate securities generally outperformed U.S. Treasury securities during the reporting period.

U.S. Treasury sector selection	Negative	The Fund’s decision to own TIPS was a slight detractor from relative performance, as TIPS underperformed nominal U.S. Treasury securities, that is, those with fixed dollar amounts for principal and interest payments.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix Total Return Bond Fund (Class R6/SAMZX) at NAV(1)	7.02%	(0.54)%	2.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$92,198
Total number of portfolio holdings	126
Total advisory fee paid (‘000s)	$44
Portfolio turnover rate as of the end of the reporting period	147%
Asset Allocation(1)
U.S. Government Securities		38%
Mortgage-Backed Securities		37
Agency	37
Corporate Bonds and Notes		20
Financials	9
Industrials	4
Consumer Discretionary	2
All other Corporate Bonds and Notes	5
Asset-Backed Securities		5
Other	2
Credit Card	2
Automobiles	1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8345
Virtus Seix Total Return Bond Fund

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class A / SSAGX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class A / SSAGX	$67	0.65%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 5.13%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the Bloomberg U.S. Treasury Bills 3-6 Months Index, which serves as the style-specific index, returned 4.32%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Treasury Bills 3-6 Months Index measures performance of U.S. Treasury bills with a remaining maturity from one up to (but not including) 12 months. The index excludes zero coupon strips. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills and agency securitized assets such as Fannie Mae and Freddie Mac offered attractive returns for most of 2025, as the Federal Reserve (the "Fed") cut short-term interest rates by 0.75% during the fiscal year. The Fed lowered the target interest rate to a range of 3.5% to 3.75% by December. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. In this favorable interest rate environment, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold mostly short-term agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index (the "Index"), was the largest contributor to Fund returns. The higher yields of these securities and positive price performance provided additional income and appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short-term agency securitized assets, which are not included in the Index, was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold a modest allocation to U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (July 24, 2018). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class A/SSAGX) at NAV(1)	5.13%	2.80%	2.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.10%
Bloomberg U.S. Treasury Bills 3-6 Months Index	4.32%	3.21%	2.73%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$410,048
Total number of portfolio holdings	158
Total advisory fee paid (‘000s)	$278
Portfolio turnover rate as of the end of the reporting period	37%
Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96
U.S. Government Securities		4
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8346
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class I / SIGVX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class I / SIGVX	$41	0.40%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 5.39%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the Bloomberg U.S. Treasury Bills 3-6 Months Index, which serves as the style-specific index, returned 4.32%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Treasury Bills 3-6 Months Index measures performance of U.S. Treasury bills with a remaining maturity from one up to (but not including) 12 months. The index excludes zero coupon strips. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills and agency securitized assets such as Fannie Mae and Freddie Mac offered attractive returns for most of 2025, as the Federal Reserve (the "Fed") cut short-term interest rates by 0.75% during the fiscal year. The Fed lowered the target interest rate to a range of 3.5% to 3.75% by December. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. In this favorable interest rate environment, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold mostly short-term agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index (the "Index"), was the largest contributor to Fund returns. The higher yields of these securities and positive price performance provided additional income and appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short-term agency securitized assets, which are not included in the Index, was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold a modest allocation to U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class I/SIGVX) at NAV(1)	5.39%	3.04%	2.24%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg U.S. Treasury Bills 3-6 Months Index	4.32%	3.21%	2.25%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$410,048
Total number of portfolio holdings	158
Total advisory fee paid (‘000s)	$278
Portfolio turnover rate as of the end of the reporting period	37%

Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96
U.S. Government Securities		4
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8347
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class R6 / SIGZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund Class R6 / SIGZX	$27	0.26%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 5.54%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 7.30% and the Bloomberg U.S. Treasury Bills 3-6 Months Index, which serves as the style-specific index, returned 4.32%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Treasury Bills 3-6 Months Index measures performance of U.S. Treasury bills with a remaining maturity from one up to (but not including) 12 months. The index excludes zero coupon strips. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Shorter-term U.S. Treasury bills and agency securitized assets such as Fannie Mae and Freddie Mac offered attractive returns for most of 2025, as the Federal Reserve (the "Fed") cut short-term interest rates by 0.75% during the fiscal year. The Fed lowered the target interest rate to a range of 3.5% to 3.75% by December. A falling interest rate environment is supportive of bond prices, as bond prices and yields move in opposite directions. In this favorable interest rate environment, the Fund’s out-of-index holdings provided solid returns for investors. The decision to hold mostly short-term agency securitized assets, which are not included in the benchmark Bloomberg U.S. Treasury Bill 3-6 Month Index (the "Index"), was the largest contributor to Fund returns. The higher yields of these securities and positive price performance provided additional income and appreciation relative to the Index. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Securitized assets allocation decision	Positive	The Fund’s allocation to short-term agency securitized assets, which are not included in the Index, was the largest contributor to performance for the year, as these assets provided additional income and price appreciation relative to the Index.

U.S. Treasury allocation decision	Negative	The Fund managers’ decision to hold a modest allocation to U.S. Treasury bills at various times throughout the year detracted from relative performance, as agency securitized assets generally outperformed U.S. Treasury bills.

The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class R6/SIGZX) at NAV(1)	5.54%	3.21%	2.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	1.53%
Bloomberg U.S. Treasury Bills 3-6 Months Index	4.32%	3.21%	2.36%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$410,048
Total number of portfolio holdings	158
Total advisory fee paid (‘000s)	$278
Portfolio turnover rate as of the end of the reporting period	37%

Asset Allocation(1)
Mortgage-Backed Securities		96%
Agency	96
U.S. Government Securities		4
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8348
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund

Virtus SGA International Growth Fund
Class A / SCIIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class A / SCIIX	$137	1.31%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 9.39%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 32.39%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex USA Index (net) (the "Index”) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Fund’s overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Fund was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Fund performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Fund performance were Icon, Novo Nordisk, Atlassian, Dassault, and Recruit. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Fund during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Fund during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus SGA International Growth Fund (Class A/SCIIX) at NAV(1)	9.39%	0.99%	7.16%
Virtus SGA International Growth Fund (Class A/SCIIX) at POP(2),(3)	3.38%	(0.15)%	6.56%
MSCI All Country World ex USA Index (net)	32.39%	7.91%	8.41%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,815
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$2,438
Portfolio turnover rate as of the end of the reporting period	33%

Asset Allocation(1)
Information Technology	20%
Health Care	16
Financials	16
Industrials	13
Consumer Discretionary	13
Consumer Staples	10
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8357
Virtus SGA International Growth Fund

Virtus SGA International Growth Fund
Class C / VSGEX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class C / VSGEX	$215	2.06%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended December 31, 2025, the Fund’s Class C shares at NAV returned 8.61%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 32.39%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex USA Index (net) (the "Index”) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Fund’s overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Fund was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Fund performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Fund performance were Icon, Novo Nordisk, Atlassian, Dassault, and Recruit. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Fund during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Fund during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (March 8, 2024). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	Since Inception
Virtus SGA International Growth Fund (Class C/VSGEX) at NAV(1) and with CDSC(2)	8.61%	(0.61)%
MSCI All Country World ex USA Index (net)	32.39%	17.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,815
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$2,438
Portfolio turnover rate as of the end of the reporting period	33%

Asset Allocation(1)
Information Technology	20%
Health Care	16
Financials	16
Industrials	13
Consumer Discretionary	13
Consumer Staples	10
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Changes
Effective January 26, 2026, Class C shares were converted to Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8358
Virtus SGA International Growth Fund

Virtus SGA International Growth Fund
Class I / STITX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class I / STITX	$111	1.06%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 9.66%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 32.39%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex USA Index (net) (the "Index”) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Fund’s overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Fund was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Fund performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Fund performance were Icon, Novo Nordisk, Atlassian, Dassault, and Recruit. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Fund during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Fund during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus SGA International Growth Fund (Class I/STITX) at NAV(1)	9.66%	1.23%	7.42%
MSCI All Country World ex USA Index (net)	32.39%	7.91%	8.41%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,815
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$2,438
Portfolio turnover rate as of the end of the reporting period	33%

Asset Allocation(1)
Information Technology	20%
Health Care	16
Financials	16
Industrials	13
Consumer Discretionary	13
Consumer Staples	10
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8359
Virtus SGA International Growth Fund

Virtus SGA International Growth Fund
Class R6 / SCIZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus SGA International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Fund Class R6 / SCIZX	$101	0.96%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 9.74%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 32.39%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World ex USA Index (net) (the "Index”) for the 12-month period. Emerging markets and non-U.S. developed markets both performed exceptionally well in 2025, but the Fund’s overweight exposures in industries which typically possess more reliable revenue and earnings growth, such as software, health care equipment, and professional services, detracted from relative returns. The Fund was also hampered by underweights or lack of exposure to the more cyclical industries that drove the Index’s returns, including banks, metals and mining, and technology hardware. From a regional perspective, stock selection was the primary driver of relative underperformance, particularly in developed European markets where aerospace and defense companies and banks performed well. At the sector level, stock selection in the information technology, industrials, and financials sectors detracted the most from relative returns. This was marginally offset by positive selection effects in the consumer staples and consumer discretionary sectors. Overweight exposures to the health care and consumer staples sectors detracted on a relative basis, as did an underweight to financials, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed. The five largest contributors to Fund performance were Galderma, Taiwan Semiconductor Manufacturing, Shopify, Alibaba, and Steris. The largest detractors from Fund performance were Icon, Novo Nordisk, Atlassian, Dassault, and Recruit. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Galderma	Positive	Galderma, a global dermatology leader based in Switzerland, benefited from solid organic revenue growth and strong growth for Nemo, its new biologic product.
Taiwan Semiconductor Manufacturing Company (TSMC)	Positive	TSMC commands a leading position as a semiconductor foundry. The company’s shares benefited from continued enthusiasm about artificial intelligence (AI) as demand for its products remained robust and gross profit margins improved.

Icon	Negative	Icon, a global contract research organization, continued to face uncertainty on several fronts, including customer demand and increased cancellations. The position was liquidated from the Fund during the year.

Novo Nordisk	Negative	Novo Nordisk, a global pharmaceutical company with a leadership position in diabetes and obesity drugs, came under pressure due to copycatting of the company’s drugs and negative safety data from ongoing drug trials. The position was liquidated from the Fund during the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus SGA International Growth Fund (Class R6/SCIZX) at NAV(1)	9.74%	1.34%	7.52%
MSCI All Country World ex USA Index (net)	32.39%	7.91%	8.41%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,815
Total number of portfolio holdings	34
Total advisory fee paid (‘000s)	$2,438
Portfolio turnover rate as of the end of the reporting period	33%
Asset Allocation(1)
Information Technology	20%
Health Care	16
Financials	16
Industrials	13
Consumer Discretionary	13
Consumer Staples	10
Communication Services	5
Other	7
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8360
Virtus SGA International Growth Fund

Virtus Silvant Large-Cap Growth Stock Fund
Class A / STCIX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class A / STCIX	$113	1.03%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 18.86%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 18.56%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within industrials, consumer discretionary, and financials added the most to the Fund’s performance relative to the Russell 1000® Growth Index, while the technology and utilities sectors were the largest relative detractors. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Alphabet, and Eli Lilly. The biggest detractors were UnitedHealth Group, Fair Isaac, and Amazon. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by increased global spending on semiconductor chips with increased artificial intelligence (AI) capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Alphabet	Positive	The company’s revenue grew throughout the year, with the fourth quarter exceeding expectations. Search revenue accelerated over 2024 rates and also came in above expectations. Strength in search was broad-based, with the largest contributions from retail and financial services. The company’s AI Mode grew to 75 million daily average users in the U.S. Google Cloud revenue also accelerated and came in above expectations.

UnitedHealth Group	Negative	The company underperformed after reporting a weak first quarter of 2025 that missed both revenue and earnings expectations. While the key metric of membership loss ratio (MLR) was better than expected, the company’s Optum segment caused the shortfall. Optum experienced significantly higher than expected activity from Medicare Advantage (MedAdv) members, driven by wellness and primary care visits. Subsequently, the CEO resigned and the company withdrew its earnings guidance for 2025.

Fair Isaac	Negative	On July 8, 2025, Federal Housing Finance Agency Director Bill Pulte announced that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO (a key product for Fair Isaac) for mortgage credit decisions. This implemented the process required by the Credit Score Competition Act signed in 2018, and ended FICO's exclusive position in the government-sponsored enterprise market. This news drove Fair Isaac’s stock price down throughout the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at NAV(1)	18.86%	15.40%	16.29%
Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at POP(2),(3)	12.32%	14.10%	15.63%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$260,030
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$1,079
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	49%
Communication Services	14
Consumer Discretionary	13
Health Care	8
Financials	7
Industrials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 1, 2026, the Fund’s investment adviser has reduced the investment advisory fee to 0.45%.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8367
Virtus Silvant Large-Cap Growth Stock Fund

Virtus Silvant Large-Cap Growth Stock Fund
Class I / STCAX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class I / STCAX	$84	0.77%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 19.05%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 18.56%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within industrials, consumer discretionary, and financials added the most to the Fund’s performance relative to the Russell 1000® Growth Index, while the technology and utilities sectors were the largest relative detractors. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Alphabet, and Eli Lilly. The biggest detractors were UnitedHealth Group, Fair Isaac, and Amazon. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by increased global spending on semiconductor chips with increased artificial intelligence (AI) capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Alphabet	Positive	The company’s revenue grew throughout the year, with the fourth quarter exceeding expectations. Search revenue accelerated over 2024 rates and also came in above expectations. Strength in search was broad-based, with the largest contributions from retail and financial services. The company’s AI Mode grew to 75 million daily average users in the U.S. Google Cloud revenue also accelerated and came in above expectations.

UnitedHealth Group	Negative	The company underperformed after reporting a weak first quarter of 2025 that missed both revenue and earnings expectations. While the key metric of membership loss ratio (MLR) was better than expected, the company’s Optum segment caused the shortfall. Optum experienced significantly higher than expected activity from Medicare Advantage (MedAdv) members, driven by wellness and primary care visits. Subsequently, the CEO resigned and the company withdrew its earnings guidance for 2025.

Fair Isaac	Negative	On July 8, 2025, Federal Housing Finance Agency Director Bill Pulte announced that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO (a key product for Fair Isaac) for mortgage credit decisions. This implemented the process required by the Credit Score Competition Act signed in 2018, and ended FICO's exclusive position in the government-sponsored enterprise market. This news drove Fair Isaac’s stock price down throughout the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class I/STCAX) at NAV(1)	19.05%	15.68%	16.59%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$260,030
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$1,079
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	49%
Communication Services	14
Consumer Discretionary	13
Health Care	8
Financials	7
Industrials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 1, 2026, the Fund’s investment adviser has reduced the investment advisory fee to 0.45%.
Effective January 1, 2026, a new expense limitation of 0.67% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8368
Virtus Silvant Large-Cap Growth Stock Fund

Virtus Silvant Large-Cap Growth Stock Fund
Class R6 / STCZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Silvant Large-Cap Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Large-Cap Growth Stock Fund Class R6 / STCZX	$79	0.72%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 19.11%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 18.56%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Silvant believes companies that exceed investor expectations are likely to outperform the broader market. The Fund’s investment process seeks to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. Stock selection within industrials, consumer discretionary, and financials added the most to the Fund’s performance relative to the Russell 1000® Growth Index, while the technology and utilities sectors were the largest relative detractors. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Alphabet, and Eli Lilly. The biggest detractors were UnitedHealth Group, Fair Isaac, and Amazon. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected, driven by increased global spending on semiconductor chips with increased artificial intelligence (AI) capabilities. As demand exceeded supply, the company’s stock price rose significantly.

Alphabet	Positive	The company’s revenue grew throughout the year, with the fourth quarter exceeding expectations. Search revenue accelerated over 2024 rates and also came in above expectations. Strength in search was broad-based, with the largest contributions from retail and financial services. The company’s AI Mode grew to 75 million daily average users in the U.S. Google Cloud revenue also accelerated and came in above expectations.

UnitedHealth Group	Negative	The company underperformed after reporting a weak first quarter of 2025 that missed both revenue and earnings expectations. While the key metric of membership loss ratio (MLR) was better than expected, the company’s Optum segment caused the shortfall. Optum experienced significantly higher than expected activity from Medicare Advantage (MedAdv) members, driven by wellness and primary care visits. Subsequently, the CEO resigned and the company withdrew its earnings guidance for 2025.

Fair Isaac	Negative	On July 8, 2025, Federal Housing Finance Agency Director Bill Pulte announced that Fannie Mae and Freddie Mac would permit lenders to use VantageScore 4.0 as an alternative to Classic FICO (a key product for Fair Isaac) for mortgage credit decisions. This implemented the process required by the Credit Score Competition Act signed in 2018, and ended FICO's exclusive position in the government-sponsored enterprise market. This news drove Fair Isaac’s stock price down throughout the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Silvant Large-Cap Growth Stock Fund (Class R6/STCZX) at NAV(1)	19.11%	15.78%	16.69%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$260,030
Total number of portfolio holdings	60
Total advisory fee paid (‘000s)	$1,079
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	49%
Communication Services	14
Consumer Discretionary	13
Health Care	8
Financials	7
Industrials	6
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 1, 2026, the Fund’s investment adviser has reduced the investment advisory fee to 0.45%.
Effective January 1, 2026, a new expense limitation of 0.62% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8369
Virtus Silvant Large-Cap Growth Stock Fund

Virtus Zevenbergen Innovative Growth Stock Fund
Class A / SAGAX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class A / SAGAX	$131	1.25%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class A shares at NAV returned 9.94%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 3000® Growth Index, which serves as the style-specific index, returned 18.15%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that the Fund’s subadviser believes demonstrate financial flexibility and experienced management teams. During the fiscal year, adverse stock selection in communication services and real estate, as well as an underweight to information technology, contributed to the Fund’s underperformance relative to the Russell 3000® Growth Index. Stock selection in industrials, as well as underweights in financials and energy, were positive for performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Shopify, MercadoLibre, and Exact Sciences. The largest detractors from performance during the period were Trade Desk, ServiceNow, DexCom, and e.l.f. Beauty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tariff uncertainty	Negative	In March 2025 the U.S. enacted its highest effective tariff rates since 1935, introducing significant geopolitical uncertainty to domestic equity markets. As the year progressed, companies looked for ways to protect profit margins while delivering value to price-sensitive U.S. consumers.

Artificial intelligence (AI) revolution	Mixed	AI remained a dominant market driver this year across the Fund. In January, the Chinese AI startup DeepSeek released a new and more efficient AI model, which briefly challenged the justification for billions of dollars in investments in graphics processing units (GPU) being made by the hyperscalers. This initially had a negative impact on the companies providing the AI infrastructure buildout. As the year progressed, however, announcements by the largest hyperscalers showed further investment in data center infrastructure and AI-related hardware. Concurrently, investors questioned the likely impact of AI on software, resulting in software-related names being sold in favor of hardware and semiconductor companies.

Household balance sheets and stable employment	Positive	Homeowners, particularly those with fixed-rate mortgages from before 2022, benefited from high housing values, and household net worth stood at a record $31 trillion. Combined with a stable “no hire, no fire” employment environment, U.S. consumers showed continued resiliency in spending, which benefited discretionary purchases across a range of goods and services.

Interest rate trends	Positive	The Federal Reserve (the "Fed") reduced interest rates three times in 2025. This action had a positive impact on short-term lending rates for both consumers and businesses, and reopened the window for merger and acquisition activity. Lower rates allowed companies to finance mergers and refinance floating rate debt, resulting in lower interest expenses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at NAV(1)	9.94%	(0.29)%	15.65%
Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at POP(2),(3)	3.90%	(1.42)%	15.00%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$453,362
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$3,543
Portfolio turnover rate as of the end of the reporting period	22%

Asset Allocation(1)
Information Technology	35%
Consumer Discretionary	22
Industrials	17
Communication Services	14
Health Care	9
Financials	2
Real Estate	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8395
Virtus Zevenbergen Innovative Growth Stock Fund

Virtus Zevenbergen Innovative Growth Stock Fund
Class I / SCATX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class I / SCATX	$105	1.00%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class I shares at NAV returned 10.22%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 3000® Growth Index, which serves as the style-specific index, returned 18.15%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that the Fund’s subadviser believes demonstrate financial flexibility and experienced management teams. During the fiscal year, adverse stock selection in communication services and real estate, as well as an underweight to information technology, contributed to the Fund’s underperformance relative to the Russell 3000® Growth Index. Stock selection in industrials, as well as underweights in financials and energy, were positive for performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Shopify, MercadoLibre, and Exact Sciences. The largest detractors from performance during the period were Trade Desk, ServiceNow, DexCom, and e.l.f. Beauty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tariff uncertainty	Negative	In March 2025 the U.S. enacted its highest effective tariff rates since 1935, introducing significant geopolitical uncertainty to domestic equity markets. As the year progressed, companies looked for ways to protect profit margins while delivering value to price-sensitive U.S. consumers.

Artificial intelligence (AI) revolution	Mixed	AI remained a dominant market driver this year across the Fund. In January, the Chinese AI startup DeepSeek released a new and more efficient AI model, which briefly challenged the justification for billions of dollars in investments in graphics processing units (GPU) being made by the hyperscalers. This initially had a negative impact on the companies providing the AI infrastructure buildout. As the year progressed, however, announcements by the largest hyperscalers showed further investment in data center infrastructure and AI-related hardware. Concurrently, investors questioned the likely impact of AI on software, resulting in software-related names being sold in favor of hardware and semiconductor companies.

Household balance sheets and stable employment	Positive	Homeowners, particularly those with fixed-rate mortgages from before 2022, benefited from high housing values, and household net worth stood at a record $31 trillion. Combined with a stable “no hire, no fire” employment environment, U.S. consumers showed continued resiliency in spending, which benefited discretionary purchases across a range of goods and services.

Interest rate trends	Positive	The Federal Reserve (the "Fed") reduced interest rates three times in 2025. This action had a positive impact on short-term lending rates for both consumers and businesses, and reopened the window for merger and acquisition activity. Lower rates allowed companies to finance mergers and refinance floating rate debt, resulting in lower interest expenses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus Zevenbergen Innovative Growth Stock Fund (Class I/SCATX) at NAV(1)	10.22%	(0.05)%	15.93%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$453,362
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$3,543
Portfolio turnover rate as of the end of the reporting period	22%

Asset Allocation(1)
Information Technology	35%
Consumer Discretionary	22
Industrials	17
Communication Services	14
Health Care	9
Financials	2
Real Estate	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8396
Virtus Zevenbergen Innovative Growth Stock Fund

Virtus Zevenbergen Innovative Growth Stock Fund
Class R6 / VZGRX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Virtus Zevenbergen Innovative Growth Stock Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Innovative Growth Stock Fund Class R6 / VZGRX	$95	0.90%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended December 31, 2025, the Fund’s Class R6 shares at NAV returned 10.33%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.13% and the Russell 3000® Growth Index, which serves as the style-specific index, returned 18.15%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Growth Index is a free float-adjusted market capitalization-weighted index of growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. All companies that have a weight greater than 4.5% in aggregate are no more than 45% of the Index and no individual company has a weight greater than 22.5% of the Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach in which stock selection is based on revenue, cash flow, and earnings growth as the essential catalysts of stock price appreciation. Those fundamental factors are combined with companies that the Fund’s subadviser believes demonstrate financial flexibility and experienced management teams. During the fiscal year, adverse stock selection in communication services and real estate, as well as an underweight to information technology, contributed to the Fund’s underperformance relative to the Russell 3000® Growth Index. Stock selection in industrials, as well as underweights in financials and energy, were positive for performance. The largest individual contributors to performance during the 12-month period were NVIDIA, Shopify, MercadoLibre, and Exact Sciences. The largest detractors from performance during the period were Trade Desk, ServiceNow, DexCom, and e.l.f. Beauty. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tariff uncertainty	Negative	In March 2025 the U.S. enacted its highest effective tariff rates since 1935, introducing significant geopolitical uncertainty to domestic equity markets. As the year progressed, companies looked for ways to protect profit margins while delivering value to price-sensitive U.S. consumers.

Artificial intelligence (AI) revolution	Mixed	AI remained a dominant market driver this year across the Fund. In January, the Chinese AI startup DeepSeek released a new and more efficient AI model, which briefly challenged the justification for billions of dollars in investments in graphics processing units (GPU) being made by the hyperscalers. This initially had a negative impact on the companies providing the AI infrastructure buildout. As the year progressed, however, announcements by the largest hyperscalers showed further investment in data center infrastructure and AI-related hardware. Concurrently, investors questioned the likely impact of AI on software, resulting in software-related names being sold in favor of hardware and semiconductor companies.

Household balance sheets and stable employment	Positive	Homeowners, particularly those with fixed-rate mortgages from before 2022, benefited from high housing values, and household net worth stood at a record $31 trillion. Combined with a stable “no hire, no fire” employment environment, U.S. consumers showed continued resiliency in spending, which benefited discretionary purchases across a range of goods and services.

Interest rate trends	Positive	The Federal Reserve (the "Fed") reduced interest rates three times in 2025. This action had a positive impact on short-term lending rates for both consumers and businesses, and reopened the window for merger and acquisition activity. Lower rates allowed companies to finance mergers and refinance floating rate debt, resulting in lower interest expenses.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 20, 2020). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus Zevenbergen Innovative Growth Stock Fund (Class R6/VZGRX) at NAV(1)	10.33%	0.06%	2.77%
FT Wilshire 5000 Index	17.13%	13.40%	15.17%
Russell 3000® Growth Index	18.15%	14.59%	15.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$453,362
Total number of portfolio holdings	36
Total advisory fee paid (‘000s)	$3,543
Portfolio turnover rate as of the end of the reporting period	22%

Asset Allocation(1)
Information Technology	35%
Consumer Discretionary	22
Industrials	17
Communication Services	14
Health Care	9
Financials	2
Real Estate	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8397
Virtus Zevenbergen Innovative Growth Stock Fund

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instruction

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $292,909 for 2025 and $313,812 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $21,200 for 2025 and $27,274 for 2024. Such audit-related fees include out of pocket expenses and system conversion fees.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $61,448 for 2025 and $59,059 for 2024.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $1,500 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Asset Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $82,648 for 2025 and $87,833 for 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a)

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ASSET TRUST
December 31, 2025

Virtus Seix Core Bond Fund
Virtus Seix Floating Rate High Income Fund
Virtus Seix High Grade Municipal Bond Fund
Virtus Seix High Yield Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Total Return Bond Fund
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2025
Asset-Backed Securities
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Assured Guaranty (“AG”)
Assured Guaranty operates as an insurance firm. The Company provides municipal bond insurance and financial guarantees for infrastructure and structured financings, as well as institutional asset management services.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Constant Maturity Treasury (“CMT”)
The one-year CMT is the interpolated one-year yield of the most recently auctioned 4-, 13-, and 26-week U.S. Treasury bills (T-bills); the most recently auctioned 2-, 3-, 5-, and 10-year U.S. Treasury notes (T-notes); the most recently auctioned U.S. Treasury 30-year bond (T-bond); and the off-the-run Treasuries in the 20-year maturity range.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limitedliability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Mortgage-Backed Securities
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Permanent School Fund Guarantee Program (“PSF-GTD”)
The Permanent School Fund Guarantee Program guarantees bonds issued by a school district or charter school. The PSF-GTD has received “AAA” ratings from the major bond rating services and replaces the need for private bond insurance.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Refinitiv USD IBOR Consumer Cash Fallbacks (“RFUCCT”)
Refinitiv USD IBOR Cash Fallbacks are a set of benchmark rates published by Refinitiv to facilitate the transition away from US Dollar LIBOR (“London Interbank Offered Rate”). These fallbacks are designed to replace LIBOR in financial contracts, using SOFR as the underlying rate, plus a fixed spread adjustment. They are published for both consumer and institutional products, and are based on the recommendations of the Alternative Reference Rates Committee.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
December 31, 2025
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Société à responsabilité limitée (“S.a.r.l”)
A French term for a limited liability company.

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—39.2%
U.S. Treasury Bonds
1.875%, 2/15/51	$12,077	$6,749
4.750%, 8/15/55	2,284	2,245
U.S. Treasury Inflation Indexed Bond 1.125%, 10/15/30	7,089	6,981
U.S. Treasury Notes
3.500%, 10/15/28	16,137	16,121
3.625%, 9/30/30	11,416	11,372
4.000%, 11/15/35	3,844	3,789
Total U.S. Government Securities (Identified Cost $47,463)		47,257

Mortgage-Backed Securities—34.4%
Agency—34.4%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	112	105
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	191	188
Pool #Q42921 3.500%, 9/1/46	288	273
Pool #Q53881 4.500%, 1/1/48	142	141
Pool #QA4766 3.500%, 11/1/49	245	233
Pool #QE1443 4.000%, 5/1/52	160	153
Pool #QE1985 4.500%, 5/1/52	212	208
Pool #QE2366 5.000%, 5/1/52	59	60
Pool #QE4826 4.500%, 7/1/52	292	286
Pool #QE9908 5.500%, 9/1/52	137	140
Pool #QF3223 5.000%, 11/1/52	103	104
Pool #QF8190 6.000%, 2/1/53	187	194
Pool #QF8551 5.500%, 3/1/53	80	82
Pool #QF8817 6.000%, 3/1/53	162	167
Pool #QG6239 5.000%, 7/1/53	112	112
Pool #QJ5568 6.000%, 9/1/54	894	922
Pool #RA2579 3.000%, 5/1/50	1,424	1,265
Pool #RA2622 3.000%, 5/1/50	877	776
Pool #RA6996 2.500%, 3/1/47	332	285
Pool #RA8285 4.500%, 10/1/47	425	418
Pool #SD0164 3.500%, 12/1/49	60	56
Pool #SD1218 4.000%, 7/1/49	2,525	2,438
Pool #SD1618 5.000%, 9/1/52	367	368
	Par Value	Value

Agency—continued
Pool #SD3303 3.000%, 2/1/50	$738	$654
Pool #SD3993 5.500%, 9/1/53	869	892
Pool #SD5272 6.000%, 5/1/54	652	677
Pool #SD7310 4.500%, 10/1/53	3,349	3,315
Pool #SD7503 3.500%, 8/1/49	753	709
Pool #SD8222 4.000%, 6/1/52	789	753
Pool #SD8238 4.500%, 8/1/52	740	726
Pool #SD8246 5.000%, 9/1/52	3,447	3,458
Pool #SI2061 3.500%, 9/1/50	474	441
Pool #WN2149 2.050%, 11/1/28	978	932
Pool #ZM5226 3.500%, 12/1/47	151	141
Pool #ZT2423 4.000%, 12/1/48	128	123
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	175	170
Pool #AB3878 4.000%, 11/1/41	188	183
Pool #AB5924 3.000%, 8/1/42	298	273
Pool #BL7779 1.460%, 8/1/30	980	871
Pool #BN4542 4.500%, 2/1/49	61	61
Pool #BO1277 3.000%, 7/1/49	158	140
Pool #BT7914 5.000%, 10/1/52	262	264
Pool #BV3044 3.000%, 2/1/52	263	236
Pool #BY8494 5.500%, 8/1/53	128	131
Pool #CA4166 3.500%, 9/1/49	259	240
Pool #CA5122 3.000%, 2/1/50	149	134
Pool #CB3110 2.500%, 3/1/47	315	270
Pool #CB3875 3.500%, 6/1/47	414	386
Pool #FA0011 6.000%, 12/1/54	678	703
Pool #FM4735 3.000%, 4/1/47	1,731	1,561
Pool #FM5810 3.000%, 1/1/51	2,248	1,993
Pool #FM7290 3.000%, 5/1/51	147	133
Pool #FM8210 3.000%, 4/1/50	157	142
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FP0050 3.500%, 10/1/50	$2,606	$2,415
Pool #FS2249 5.000%, 6/1/52	948	952
Pool #FS2692 5.000%, 8/1/52	418	420
Pool #FS3262 4.000%, 10/1/46	445	435
Pool #FS3687 5.000%, 11/1/52	389	394
Pool #FS7629 5.500%, 4/1/54	2,378	2,431
Pool #FS9909 5.000%, 11/1/54	507	512
Pool #MA4600 3.500%, 5/1/52	192	178
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	477	446
Pool #786795 6.000%, 7/20/53	1,307	1,361
Pool #787186 6.000%, 10/20/53	289	298
Pool #787394 5.500%, 5/20/54	437	445
Pool #CR3025 5.500%, 12/20/52	166	169
Pool #CS2411 6.000%, 3/20/53	19	20
Pool #CS5448 6.000%, 1/20/53	267	274
Pool #CS7736 6.000%, 4/20/53	102	105
Pool #MA8151 4.500%, 7/20/52	540	530
Pool #MA8201 4.500%, 8/20/52	255	250
Pool #MA8347 4.500%, 10/20/52	64	62
Total Mortgage-Backed Securities (Identified Cost $40,964)		41,383

Asset-Backed Securities—5.9%
Automobiles—2.3%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	820	836
Honda Auto Receivables Owner Trust 2025-2, A4 4.280%, 8/15/31	175	177
Nissan Master Owner Trust Receivables 2024-B, A 144A 5.050%, 2/15/29(1)	640	648
Oscar U.S. Funding XVII LLC 2024-2A, A3 144A 4.470%, 3/12/29(1)	705	708
Toyota Auto Loan Extended Note Trust 2025-1A, A 144A 4.650%, 5/25/38(1)	395	403
		2,772

	Par Value	Value

Credit Card—2.1%
American Express Credit Account Master Trust
2024-2, A 5.240%, 4/15/31	$205	$214
2025-5, A 4.510%, 7/15/32	195	199
Barclays Dryrock Issuance Trust 2025-1, A 3.970%, 7/15/31	485	486
Capital One Multi-Asset Execution Trust 2025-A3, A 4.650%, 10/15/37	235	235
Citibank Credit Card Issuance Trust 2025-A2, A 4.490%, 6/21/32	485	494
Synchrony Card Issuance Trust 2025-A3, A 4.060%, 11/15/31	225	226
World Financial Network Credit Card Master Trust 2024-A, A 5.470%, 2/15/31	630	642
		2,496

Other—1.5%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	100	98
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(1)	540	548
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	240	228
Verizon Master Trust
2024-7, A 144A 4.350%, 8/20/32(1)	450	454
2025-4, A 144A 4.760%, 3/21/33(1)	450	461
		1,789

Total Asset-Backed Securities (Identified Cost $6,988)		7,057

Corporate Bonds and Notes—19.4%
Consumer Discretionary—1.1%
BorgWarner, Inc. 5.400%, 8/15/34	267	276
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	332	296
Hyundai Capital America 144A 5.700%, 6/26/30(1)	460	481
Tapestry, Inc. 5.500%, 3/11/35	281	287
		1,340

Consumer Staples—1.2%
PepsiCo, Inc. 4.650%, 2/15/53	1,028	905
Philip Morris International, Inc.
4.875%, 2/13/29	234	240
5.375%, 2/15/33	242	253
		1,398

Energy—1.5%
Boardwalk Pipelines LP
4.450%, 7/15/27	150	151
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
3.400%, 2/15/31	$222	$210
BP Capital Markets America, Inc. 4.812%, 2/13/33	388	393
Energy Transfer LP 6.200%, 4/1/55	480	470
Targa Resources Corp. 4.200%, 2/1/33	316	303
Williams Cos., Inc. (The) 3.500%, 10/15/51	367	255
		1,782

Financials—8.8%
AerCap Ireland Capital DAC 3.000%, 10/29/28	300	291
Amrize Finance U.S. LLC 5.400%, 4/7/35	285	294
Avolon Holdings Funding Ltd. 144A 4.700%, 1/30/31(1)	279	277
Bank of America Corp.
2.087%, 6/14/29	354	338
2.572%, 10/20/32	512	462
Brown & Brown, Inc. 6.250%, 6/23/55	245	255
Centerpoint Energy Restoration Bond Co. II LLC Series A-2 4.826%, 6/15/39	345	342
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	340	350
Enact Holdings, Inc. 6.250%, 5/28/29	212	222
Essent Group Ltd. 6.250%, 7/1/29	238	248
Gallagher (Arthur J.) & Co. 4.850%, 12/15/29	197	202
Global Payments, Inc. 5.550%, 11/15/35	538	535
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	764	751
JPMorgan Chase & Co.
1.578%, 4/22/27	94	93
5.576%, 7/23/36	491	508
KeyBank N.A. 4.390%, 12/14/27	500	502
Morgan Stanley 1.593%, 5/4/27	936	928
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	435	444
PG&E Wildfire Recovery Funding LLC
Series A-2 4.263%, 6/1/38	316	307
Series A-2 4.722%, 6/1/39	390	386
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	368	375
5.222%, 1/29/31	264	273
Radian Group, Inc. 6.200%, 5/15/29	232	243
SCE Recovery Funding LLC 4.453%, 3/15/36	635	636
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	198	203
U.S. Bancorp
5.046%, 2/12/31	164	168
	Par Value	Value

Financials—continued
5.678%, 1/23/35	$260	$275
Wells Fargo & Co.
3.526%, 3/24/28	457	454
3.350%, 3/2/33	273	255
		10,617

Health Care—1.7%
AbbVie, Inc. 4.250%, 11/21/49	627	516
Amgen, Inc.
5.250%, 3/2/33	494	512
5.650%, 3/2/53	276	270
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	787	745
		2,043

Industrials—2.8%
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	209	218
BAE Systems plc 144A 5.300%, 3/26/34(1)	400	414
Ferguson Enterprises, Inc. 5.000%, 10/3/34	485	489
GATX Corp. 5.500%, 6/15/35	397	407
Owens Corning 5.950%, 6/15/54	326	331
Republic Services, Inc. 5.150%, 3/15/35	286	295
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	287	294
United Parcel Service, Inc. 5.050%, 3/3/53	618	567
Veralto Corp. 5.450%, 9/18/33	304	317
		3,332

Information Technology—1.3%
Amphenol Corp. 3.900%, 11/15/28	305	305
Dell International LLC 3.450%, 12/15/51	518	353
Motorola Solutions, Inc. 5.550%, 8/15/35	343	356
NetApp, Inc. 5.700%, 3/17/35	557	583
		1,597

Materials—0.2%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	264	269
Utilities—0.8%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	368	244
Kansas Gas Service Securitization I LLC 5.486%, 8/1/34	384	398
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

	Utilities—continued
Southern Co. (The) Series A 3.700%, 4/30/30	$383	$374
		1,016

	Total Corporate Bonds and Notes (Identified Cost $23,294)	23,394

	Total Long-Term Investments—98.9% (Identified Cost $118,709)	119,091

	TOTAL INVESTMENTS—98.9% (Identified Cost $118,709)	$119,091
	Other assets and liabilities, net—1.1%	1,328
	NET ASSETS—100.0%	$120,419

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $5,972 or 5.0% of net assets.

Exchange-traded futures contracts as of December 31, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
2 Year U.S. Treasury Note Future	March 2026	75	$15,659	$4	$—
Short Contracts:
10 Year U.S. Ultra Future	March 2026	(33)	(3,795)	16	—
Total				$20	$—
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$47,257	$—	$47,257
Mortgage-Backed Securities	41,383	—	41,383
Asset-Backed Securities	7,057	—	7,057
Corporate Bonds and Notes	23,394	—	23,394
Other Financial Instruments:
Futures Contracts	20	20	—
Total Investments	$119,111	$20	$119,091
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value	Value
Asset-Backed Securities—1.4%
Collateralized Loan Obligations—1.4%
Mountain View CLO XVI Ltd. 2022-1A, ERR (3 month Term SOFR + 6.430%, Cap N/A, Floor 6.430%) 144A 10.254%, 3/15/38(1)(2)	$10,975	$11,063
Mountain View CLO XVII Ltd. 2023-1A, D2R (3 month Term SOFR + 4.500%, Cap N/A, Floor 4.500%) 144A 8.467%, 10/15/38(1)(2)	5,110	5,114
		16,177

Total Asset-Backed Securities (Identified Cost $15,868)		16,177

Corporate Bonds and Notes—2.8%
Communication Services—0.9%
Cable One, Inc. 144A 4.000%, 11/15/30(1)	3,000	2,313
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	2,000	1,910
144A 4.250%, 2/1/31(1)	2,000	1,838
Gray Media, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,551
Warnermedia Holdings, Inc. 4.279%, 3/15/32	3,757	3,299
		10,911

Consumer Discretionary—0.1%
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,769	1,765
Energy—0.1%
Transocean International Ltd. 7.500%, 4/15/31	1,000	948
Financials—0.1%
ION Platform Finance U.S., Inc. 144A 7.875%, 9/30/32(1)	1,000	949
Health Care—0.7%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	2,500	2,431
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	5,500	4,931
Tenet Healthcare Corp. 4.375%, 1/15/30	1,090	1,070
		8,432

Industrials—0.2%
TMS International Corp. 144A 6.250%, 4/15/29(1)	2,435	2,353
Information Technology—0.6%
CoreWeave, Inc. 144A 9.250%, 6/1/30(1)	4,000	3,719
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	3,089	3,014
		6,733

	Par Value	Value

Materials—0.1%
Magnera Corp.
144A 4.750%, 11/15/29(1)	$1,000	$924
144A 7.250%, 11/15/31(1)	1,000	982
		1,906

Total Corporate Bonds and Notes (Identified Cost $34,341)		33,997

Leveraged Loans—92.8%
Aerospace—4.6%
Cobham Ultra Seniorco S.a.r.l. (6 month Term SOFR + 4.178%) 8.370%, 8/3/29(2)	10,305	10,330
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 5.716%, 10/31/31(2)	4,067	4,080
Tranche B-2 (1 month Term SOFR + 2.000%) 5.716%, 10/31/31(2)	1,547	1,552
HDI Aerospace Intermediate Holding Iii Corp. (3 month Term SOFR + 3.750%) 7.687%, 2/11/32(2)	7,510	7,538
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.672%, 3/18/30(2)	9,586	9,605
TransDigm Tranche M (1 month Term SOFR + 2.500%) 6.216%, 8/19/32(2)	1,925	1,933
TransDigm, Inc.
Tranche J (1 month Term SOFR + 2.500%) 6.216%, 2/28/31(2)	1,867	1,873
Tranche K (1 month Term SOFR + 2.250%) 5.966%, 3/22/30(2)	4,993	5,007
Tranche L (1 month Term SOFR + 2.500%) 6.216%, 1/19/32(2)	7,470	7,498
Vertex Aerospace Services Corp. 2023 (1 month Term SOFR + 2.250%) 5.966%, 12/6/30(2)	5,020	5,042
		54,458

Chemicals—5.4%
ARC Falcon I, Inc.
(1 month Term SOFR + 3.600%) 7.316%, 9/29/28(2)	6,690	6,682
(1 month Term SOFR + 7.100%) 10.816%, 9/30/29(2)	7,184	7,171
Bakelite U.S. Holdco, Inc. (3 month Term SOFR + 3.750%) 7.422%, 12/23/31(2)	5,029	4,859
Chemours Co. (The) Tranche B-4 (1 month Term SOFR + 3.500%) 7.216%, 10/15/32(2)	5,352	5,279
Consolidated Energy Finance S.A. 2024 (3 month Term SOFR + 4.500%) 8.198%, 11/15/30(2)	2,697	2,197
Hexion Holdings Corp.
2024 (1 month Term SOFR + 4.000%) 7.734%, 3/15/29(2)	4,482	4,311
Second Lien (1 month Term SOFR + 7.538%) 11.254%, 3/15/30(2)	1,952	1,890
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.966%, 2/18/30(2)	$12,099	$9,755
Ineos Quattro Holdings UK Ltd. 2031, Tranche B (1 month Term SOFR + 4.250%) 7.966%, 10/7/31(2)	779	516
Ineos Styrolution U.S. Holding LLC 2027 (1 month Term SOFR + 2.100%) 5.816%, 1/29/27(2)	3,884	3,560
Ineos U.S. Finance LLC 2031 (1 month Term SOFR + 0.000%) 0.000%, 2/7/31(2)	6,405	5,116
Ineos U.S. Petrochem LLC Tranche B (1 month Term SOFR + 4.350%) 8.066%, 4/2/29(2)	3,689	2,582
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.900%) 9.673%, 12/1/26(2)	2,550	2,422
Natgasoline LLC 2025, Tranche B (1 month Term SOFR + 5.500%) 9.216%, 3/29/30(2)	3,860	3,879
Pasadena Performance Products LLC 2025 (3 month Term SOFR + 3.250%) 6.922%, 2/27/32(2)	4,088	4,083
		64,302

Communication Services—0.1%
DMS Purchaser LLC (1 month Term SOFR + 7.500%) 11.216%, 2/28/30(2)(3)	1,676	1,689
Consumer Durables—0.6%
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.922%, 9/13/32(2)	2,770	2,789
Weber-Stephen Products LLC Tranche B (3 month Term SOFR + 3.750%) 7.735%, 10/1/32(2)	4,310	4,312
		7,101

Consumer Non-Durables—0.9%
ABG Intermediate Holdings 2 LLC 2024 (1 month Term SOFR + 2.250%) 5.966%, 12/21/28(2)	4,430	4,433
American Greetings Corp. Tranche C (1 month Term SOFR + 5.750%) 9.466%, 10/30/29(2)	3,008	2,966
Varsity Brands, Inc. (3 month Term SOFR + 3.000%) 6.672%, 8/26/31(2)	3,731	3,743
		11,142

Energy—4.6%
Brazos Delaware II LLC 2025, Tranche B-2 (1 month Term SOFR + 2.500%) 6.272%, 2/11/30(2)	6,134	6,136
Colossus Acquireco LLC Tranche B (3 month Term SOFR + 1.750%) 5.410% - 5.468%, 7/30/32(2)	3,591	3,587
CPPIB OVM Member U.S. LLC (3 month Term SOFR + 2.500%) 6.172%, 8/20/31(2)	4,123	4,147
	Par Value	Value

Energy—continued
Deep Blue Operating I LLC (1 month Term SOFR + 2.750%) 6.593%, 10/1/32(2)	$2,975	$2,982
Fr Br Holdings LLC (3 month Term SOFR + 4.250%) 7.922%, 10/9/30(2)	2,943	2,950
Goodnight Water Solutions Holdings LLC (1 month Term SOFR + 4.000%) 7.716%, 6/4/29(2)	10,330	10,252
NGL Energy Operating LLC (1 month Term SOFR + 3.500%) 7.216%, 2/3/31(2)	3,320	3,348
Par Petroleum LLC (3 month Term SOFR + 3.250%) 6.955%, 2/28/30(2)	5,727	5,744
Rockpoint Gas Storage Partners LP (3 month Term SOFR + 2.500%) 6.172%, 9/18/31(2)	8,187	8,218
Third Coast Infrastructure LLC 2025 (1 month Term SOFR + 3.750%) 7.466%, 9/25/30(2)	7,957	8,020
		55,384

Financials—12.4%
Aretec Group, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 6.716%, 8/9/30(2)	5,440	5,456
Asurion Tranche B-13 (1 month Term SOFR + 4.250%) 7.966%, 9/19/30(2)	17,845	17,831
Asurion LLC Tranche B-4 (1 month Term SOFR + 5.364%) 9.081%, 1/20/29(2)	8,321	8,155
Blackhawk Network Holdings, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.672%, 3/12/29(2)	4,180	4,196
Blackstone Mortgage Trust, Inc. Tranche B-6 (1 month Term SOFR + 3.000%) 6.716%, 12/10/30(2)	2,694	2,703
Brookfield Property REIT, Inc. 2025 (1 month Term SOFR + 3.500%) 7.216%, 5/28/30(2)	3,891	3,907
CFC Bidco 2022 Ltd. (3 month Term SOFR + 3.750%) 7.735%, 7/1/32(2)	3,700	3,594
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.672%, 10/31/31(2)	6,479	6,511
DRW Holdings LLC 2024 (1 month Term SOFR + 3.500%) 7.216%, 6/26/31(2)	9,885	9,724
EIG Management Co. LLC Tranche B (1 month Term SOFR + 5.000%) 8.716%, 5/17/29(2)	4,407	4,385
Finco I LLC 2025 (1 month Term SOFR + 1.750%) 5.466%, 6/27/29(2)	4,835	4,839
First Eagle Holdings, Inc. (3 month Term SOFR + 3.500%) 7.172%, 8/16/32(2)	5,843	5,830
FNZ Group Entities Ltd. (3 month Term SOFR + 5.000%) 8.901%, 11/5/31(2)	6,153	4,830
Franklin Square Holdings LP 2024, Tranche B (1 month Term SOFR + 2.250%) 5.966%, 4/25/31(2)	6,091	5,908
HighTower Holding LLC (3 month Term SOFR + 2.750%) 6.651%, 2/3/32(2)	4,917	4,920
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Hudson River Trading LLC Tranche B-1 (1 month Term SOFR + 2.750%) 6.486%, 3/18/30(2)	$6,789	$6,814
Jane Street Group LLC (3 month Term SOFR + 2.000%) 5.822%, 12/15/31(2)	6,011	5,978
Jefferies Finance LLC 2024 (1 month Term SOFR + 2.750%) 6.500%, 10/21/31(2)	3,950	3,920
Jump Financial LLC Tranche B-1 (3 month Term SOFR + 3.500%) 7.172%, 2/26/32(2)	3,435	3,383
Nexus Buyer LLC (1 month Term SOFR + 3.500%) 7.216%, 7/31/31(2)	9,274	9,136
Osaic Holdings Inc (f/k/a Advisor Group Holdings, Inc.) (3 month Term SOFR + 3.000%) 6.595%, 8/2/32(2)	5,005	5,023
Pac Dac LLC (3 month Term SOFR + 3.250%) 7.108%, 10/28/30(2)	2,960	2,929
Superannuation & Investments U.S. LLC (1 month Term SOFR + 3.000%) 6.716%, 12/1/28(2)	4,990	5,009
VFH Parent LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.216%, 6/21/31(2)	3,343	3,350
WH Borrower LLC Tranche B (3 month Term SOFR + 4.500%) 8.389%, 2/20/32(2)	9,094	9,133
		147,464

Food / Tobacco—2.7%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 3.500%) 7.221%, 12/23/30(2)	3,267	3,277
Froneri International Ltd. Tranche B-6 (3 month Term SOFR + 2.250%) 6.122%, 9/30/32(2)	4,115	4,113
Golden State Foods LLC (3 month Term SOFR + 4.000%) 7.672%, 12/4/31(2)	2,995	3,010
Nourish Buyer I, Inc. (1 month Term SOFR + 4.500%) 8.250%, 7/9/32(2)	2,359	2,369
Pfi Lower Midco LLC (1 month Term SOFR + 4.000%) 7.873%, 12/1/32(2)	2,680	2,697
Primary Products Finance LLC 2024, Tranche B (3 month Term SOFR + 3.250%) 7.185%, 4/1/29(2)	4,194	4,130
Red SPV LLC (1 month Term SOFR + 2.250%) 5.984%, 3/15/32(2)	3,383	3,382
Savor Acquisition, Inc. Tranche B, First Lien (1 month Term SOFR + 3.000%) 6.723% - 6.840%, 2/19/32(2)	3,360	3,371
Sazerac Co., Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.280%, 7/9/32(2)	3,207	3,210
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 5.922%, 3/31/28(2)	2,953	2,960
		32,519

	Par Value	Value

Food and Drug—0.7%
Opal Bidco SAS 2025, Tranche B-4, First Lien (3 month Term SOFR + 3.000%) 6.686%, 4/28/32(2)	$8,434	$8,479
Forest Prod / Containers—1.9%
Ahlstrom Holding 3 Oy
Tranche B (3 month Term SOFR + 4.262%) 7.934%, 2/4/28(2)	6,015	6,043
Tranche B-1 (3 month Term SOFR + 4.512%) 8.513%, 5/23/30(2)	1,177	1,183
Clydesdale Acquisition Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 3.250%) 6.966%, 4/1/32(2)	3,919	3,914
Pregis Topco LLC (1 month Term SOFR + 4.000%) 7.716%, 2/1/29(2)	3,813	3,841
Schweitzer-Mauduit International, Inc. Tranche B (1 month Term SOFR + 3.864%) 7.581%, 4/20/28(2)	3,664	3,628
Verde Purchaser LLC (3 month Term SOFR + 4.000%) 7.672%, 11/29/30(2)	4,167	4,162
		22,771

Gaming / Leisure—5.0%
Allwyn Entertainment Financing U.S. LLC
Tranche B 0.000%, 11/10/32(2)(4)	4,320	4,234
Tranche B (3 month Term SOFR + 2.000%) 5.912%, 6/2/31(2)	3,673	3,514
Bingo Holdings I LLC (3 month Term SOFR + 4.750%) 8.422%, 6/30/32(2)	5,177	5,073
Bombardier Recreational Products, Inc. 2023 (1 month Term SOFR + 2.250%) 5.966%, 12/13/29(2)	6,792	6,817
Catawba Nation Gaming Authority Tranche B (1 month Term SOFR + 4.750%) 8.466%, 3/29/32(2)	4,800	4,908
Fitness International LLC Tranche B (1 month Term SOFR + 4.500%) 8.216%, 2/12/29(2)	1,060	1,061
GBT U.S. III LLC Tranche B-1 (3 month Term SOFR + 2.500%) 6.358%, 7/25/31(2)	3,269	3,278
Kingpin Intermediate Holdings LLC 2025, Tranche B, First Lien (1 month Term SOFR + 3.250%) 6.966%, 9/22/32(2)	4,555	4,453
Light & Wonder International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 5.986%, 4/14/29(2)	5,861	5,874
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 7.922%, 8/1/30(2)	3,867	3,570
Oravel Stays Private Ltd. Tranche B (3 month Term SOFR + 8.000%) 11.672%, 12/20/29(2)	8,832	9,039
Turquoise Topco Ltd. 0.000%, 12/30/32(2)(4)	2,805	2,766
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Voyager Parent LLC Tranche B, First Lien (3 month Term SOFR + 4.750%) 8.422%, 7/1/32(2)	$5,217	$5,214
		59,801

Health Care—3.3%
AHP Health Partners, Inc. 2025, Tranche B (1 month Term SOFR + 2.250%) 5.966%, 9/20/32(2)	3,673	3,673
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.655%, 5/16/31(2)	11,822	11,855
Tranche B-2 (1 month Term SOFR + 3.500%) 7.335%, 5/16/31(2)	2,540	2,541
Medical Solutions Holdings, Inc. (3 month Term SOFR + 3.600%) 7.440%, 11/1/28(2)	6,353	1,341
Medline Borrower LP 2030 (1 month Term SOFR + 1.750%) 5.466%, 10/23/30(2)	3,955	3,968
MPH Acquisition Holdings LLC (3 month Term SOFR + 4.862%) 8.702%, 12/31/30(2)	— (5)	— (5)
Organon & Co. (1 month Term SOFR + 2.250%) 5.966%, 5/19/31(2)	2,531	2,433
Physician Partners LLC
Tranche B-1, PIK (3 month Term SOFR + 4.150%) 7.822%, 12/31/29(2)(6)	3,236	1,525
Tranche C, PIK (3 month Term SOFR + 1.650%) 5.322%, 12/31/30(2)(6)	2,053	465
Team Health Holdings, Inc. 2028 (3 month Term SOFR + 4.500%) 8.340%, 6/30/28(2)	5,209	5,222
Team Services Group LLC
(3 month Term SOFR + 5.250%) 9.090%, 12/20/27(2)	4,262	4,244
2022 (3 month Term SOFR + 5.150%) 8.990%, 12/20/27(2)	2,041	2,032
		39,299

Housing—1.0%
Oscar AcquisitionCo LLC Tranche B (3 month Term SOFR + 4.250%) 7.922%, 4/29/29(2)	4,560	3,248
Quikrete Holdings, Inc. Tranche B-3 (1 month Term SOFR + 2.250%) 5.966%, 2/10/32(2)	4,947	4,962
Smyrna Ready Mix Concrete LLC 2025 (1 month Term SOFR + 3.000%) 6.716%, 4/2/29(2)	3,400	3,417
		11,627

Information Technology—13.4%
Adeia, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.216%, 6/8/28(2)	6,142	6,161
Ahead DB Holdings LLC Tranche B-2 (3 month Term SOFR + 2.500%) 6.172%, 2/1/31(2)	6,561	6,547
	Par Value	Value

Information Technology—continued
BMC Software 2031 (3 month Term SOFR + 3.000%) 6.822%, 7/30/31(2)	$6,950	$6,926
Cloud Software Group, Inc.
Tranche B (3 month Term SOFR + 3.250%) 6.922%, 8/13/32(2)	4,719	4,722
Tranche B-2 (1-3 month Term SOFR + 3.250%) 6.922%, 3/21/31(2)	3,985	3,988
Clover Holdings 2 LLC (1 month Term SOFR + 4.000%) 7.772%, 12/9/31(2)	4,398	4,394
Creation Technologies, Inc. (3 month Term SOFR + 5.762%) 9.696%, 10/5/28(2)	6,917	6,899
Ensono LP First Lien (1 month Term SOFR + 4.114%) 7.831%, 5/26/28(2)	4,918	4,912
Finastra USA, Inc. (2 month Term SOFR + 4.000%) 7.723%, 9/15/32(2)	5,190	5,073
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.422%, 10/7/32(2)	1,615	1,512
Knowbe4, Inc. (3 month Term SOFR + 3.750%) 7.590%, 7/23/32(2)	2,985	2,983
Leia Finco U.S. LLC (3 month Term SOFR + 3.250%) 7.185%, 10/9/31(2)	6,580	6,600
Lendingtree, Inc. Tranche B (1 month Term SOFR + 4.500%) 8.216%, 8/21/30(2)	9,509	9,474
Magnite, Inc. (1 month Term SOFR + 3.000%) 6.716%, 2/6/31(2)	6,791	6,766
Mermaid Bidco, Inc. Tranche B (3 month Term SOFR + 3.250%) 7.151%, 7/3/31(2)	8,225	8,246
MKS Instruments, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 5.716%, 8/17/29(2)	6,327	6,349
Modena Buyer LLC (3 month Term SOFR + 4.250%) 8.090%, 7/1/31(2)	4,362	4,335
Neon Maple Purchaser, Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.216%, 11/17/31(2)	6,516	6,518
Perforce Software, Inc.
(1 month Term SOFR + 4.750%) 8.466%, 3/21/31(2)	3,640	3,050
2024 (1 month Term SOFR + 4.750%) 8.466%, 7/2/29(2)	751	672
Qnity Electronics, Inc. Tranche B (3 month Term SOFR + 2.000%) 5.698%, 11/1/32(2)	3,740	3,754
Rackspace Finance LLC First Lien (1 month Term SOFR + 2.864%) 6.615%, 5/15/28(2)	5,168	1,877
Red Planet Borrower LLC (1 month Term SOFR + 4.000%) 7.716%, 9/8/32(2)	7,115	7,122
Sabre GLBL, Inc.
2025, Tranche B-1 (1 month Term SOFR + 6.350%) 10.066%, 7/30/29(2)(3)	6,573	5,849
2025, Tranche B-2 (1 month Term SOFR + 6.350%) 10.066%, 7/30/29(2)(3)	1,693	1,507
Synechron Holdings, Inc. (3 month Term SOFR + 3.750%) 7.572%, 10/3/31(2)	4,228	4,196
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Team Blue Finco S.a.r.l. (3 month Term SOFR + 3.250%) 7.252%, 7/12/32(2)	$2,980	$2,995
Thryv, Inc. (1 month Term SOFR + 6.750%) 10.466%, 5/1/29(2)	1,104	1,097
TripAdvisor, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.466%, 7/8/31(2)	4,671	4,490
Ultra Clean Holdings, Inc. (1 month Term SOFR + 2.750%) 6.466%, 2/25/28(2)	11,965	12,015
UST Global, Inc. (1 month Term SOFR + 3.000%) 6.734%, 11/20/28(2)	4,708	4,720
Virtusa Corp. Tranche B-2 (1 month Term SOFR + 3.250%) 6.966%, 2/15/29(2)	4,487	4,494
		160,243

Manufacturing—3.1%
A-Ag U.S. Gsi Bidco, Inc. (3 month Term SOFR + 5.000%) 8.672%, 10/31/31(2)	5,260	5,264
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.984% - 6.107%, 8/19/31(2)	2,730	2,740
Cimpress plc 2024, Tranche B-1 (1 month Term SOFR + 2.500%) 6.216%, 5/17/28(2)	3,213	3,218
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.216%, 11/3/31(2)	3,000	3,018
Crown Equipment Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.772%, 10/10/31(2)	2,477	2,493
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 7.093%, 9/30/31(2)	3,453	3,483
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.072%, 11/4/31(2)	3,512	3,483
Lippert Components, Inc. 2025, Tranche B (1 month Term SOFR + 2.250%) 5.966%, 3/25/32(2)	3,434	3,451
LSF12 Crown U.S. Commercial Bidco LLC 2025 (1 month Term SOFR + 3.500%) 7.373%, 12/2/31(2)	3,308	3,326
U.S. Metalco Holdings LLC (1 month Term SOFR + 3.250%) 6.981%, 12/20/32(2)	3,330	3,305
VM Consolidated, Inc. Tranche B-4 (1 month Term SOFR + 2.000%) 5.716%, 10/1/32(2)	3,147	3,167
		36,948

Media / Telecom - Broadcasting—2.0%
DIRECTV Financing LLC
2024, Tranche B (3 month Term SOFR + 5.512%) 9.352%, 8/2/29(2)	4,550	4,560
2025, Tranche B (3 month Term SOFR + 5.500%) 9.340%, 2/17/31(2)	2,876	2,868
	Par Value	Value

Media / Telecom - Broadcasting—continued
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 6.716%, 3/24/32(2)	$6,627	$6,656
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.216%, 6/28/32(2)	3,282	3,295
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.331%, 1/31/29(2)	6,664	6,641
		24,020

Media / Telecom - Cable/Wireless Video—3.3%
Cable One, Inc. Tranche B-4 (1 month Term SOFR + 2.114%) 5.831%, 5/3/28(2)	1,557	1,466
Charter Communications Operating LLC
Tranche B-4 (3 month Term SOFR + 2.000%) 5.985%, 12/7/30(2)	6,189	6,181
Tranche B-5 (3 month Term SOFR + 2.250%) 6.235%, 12/15/31(2)	6,001	6,004
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.966%, 9/18/30(2)	3,424	3,298
Coral-U.S. Co-Borrower LLC
Tranche B-6 (1 month Term SOFR + 3.114%) 6.865%, 10/15/29(2)	5,000	4,949
Tranche B-7 (3 month Term SOFR + 3.250%) 7.155%, 1/31/32(2)	5,035	4,937
Telenet Financing USD LLC Tranche AR (1 month Term SOFR + 2.114%) 5.865%, 4/30/28(2)	3,500	3,497
Virgin Media Bristol LLC
Tranche Q (1 month Term SOFR + 3.364%) 7.115%, 1/31/29(2)	4,000	4,005
Tranche Y (6 month Term SOFR + 3.275%) 7.052%, 3/31/31(2)	5,628	5,569
		39,906

Media / Telecom - Diversified Media—3.6%
AP Core Holdings II LLC
Tranche B-1 (1 month Term SOFR + 5.614%) 9.331%, 9/1/27(2)	4,676	4,666
Tranche B-2 (1 month Term SOFR + 5.614%) 9.331%, 9/1/27(2)	4,955	4,944
Banijay Entertainment SAS Tranche B-3 (1 month Term SOFR + 2.750%) 6.614%, 3/1/28(2)	4,205	4,230
Digital Media Solutions Tranche B, PIK (1 month Term SOFR + 1.000%) 5.307%, 5/25/26(2)(3)(6)	351	—
Digital Media Solutions LLC PIK (1 month Term SOFR + 11.114%) 15.426%, 5/25/26(3)(6)(7)	3,904	—
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 7.966%, 5/3/28(2)	998	925
Neptune Bidco U.S., Inc.
Second Lien (3 month Term SOFR + 9.850%) 13.761%, 10/11/29(2)	2,215	2,212
Tranche A (3 month Term SOFR + 4.850%) 8.762%, 10/11/28(2)	4,171	4,112
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Tranche B (3 month Term SOFR + 5.100%) 9.012%, 4/11/29(2)	$5,540	$5,472
Wasserman Media Group LLC (1 month Term SOFR + 3.000%) 6.716%, 6/23/32(2)	2,992	3,004
X Corp.
Tranche B-1 (6 month Term SOFR + 6.750%) 10.448%, 10/26/29(2)	4,453	4,371
Tranche B-3 (9 month Term SOFR + 0.000%) 9.500%, 10/26/29(2)	8,745	8,707
		42,643

Media / Telecom - Telecommunications—4.9%
Altice Financing S.A. 2022 (3 month Term SOFR + 5.000%) 8.905%, 10/31/27(8)	4,947	3,645
Crown Subsea Communications Holding, Inc. 2025 (1 month Term SOFR + 3.500%) 7.216%, 1/30/31(2)	8,910	8,968
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 6.966%, 3/29/32(2)	9,635	9,657
Lumen Technologies, Inc.
Tranche A (1 month Term SOFR + 6.000%) 9.716%, 6/1/28(2)	8,016	8,044
Tranche B 0.000%, 3/15/27(2)(4)	1,775	1,740
Tranche B-2 (1 month Term SOFR + 2.464%) 6.181%, 4/15/30(2)	5,294	5,258
Voyage Digital NZ Ltd. (3 month Term SOFR + 3.250%) 7.128%, 5/11/29(2)	3,810	3,815
Zacapa S.a.r.l. (3 month Term SOFR + 3.750%) 7.422%, 3/22/29(2)	17,284	17,285
		58,412

Media / Telecom - Wireless Communications—2.0%
Connect U.S. Finco LLC (1 month Term SOFR + 4.500%) 8.216%, 9/27/29(2)	8,755	8,730
Venga Finance S.a.r.l. 2025 (3 month Term SOFR + 4.012%) 7.834%, 6/28/29(2)	11,946	11,964
Viasat, Inc.
0.000%, 3/2/29(2)(4)	2,967	2,954
0.000%, 5/30/30(2)(4)	424	422
		24,070

Metals / Minerals—1.0%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.614%) 7.331%, 11/30/28(2)	6,048	6,046
Oxbow Carbon LLC Tranche B (1 month Term SOFR + 3.500%) 7.216%, 5/10/30(2)	5,975	5,960
		12,006

Retail—2.1%
Boots Group Finco LP (3 month Term SOFR + 3.500%) 7.206%, 8/30/32(2)	3,740	3,757
	Par Value	Value

Retail—continued
CWGS Group LLC (1 month Term SOFR + 2.614%) 6.331%, 6/3/28(2)	$4,015	$3,918
Peer Holding III B.V. Tranche B-8 (3 month Term SOFR + 2.250%) 5.922%, 9/29/32(2)	3,000	3,003
Restoration Hardware, Inc.
(1 month Term SOFR + 2.614%) 6.331%, 10/20/28(2)	1,890	1,861
2022 (1 month Term SOFR + 3.350%) 7.066%, 10/20/28(2)	2,414	2,394
Rising Tide Holdings, Inc. Tranche C, PIK (2 month Term SOFR + 7.250%) 10.939%, 9/12/28(2)(3)(6)	676	62
Vestis Corp. Tranche B-1 (3 month Term SOFR + 2.250%) 6.072%, 2/22/31(2)	6,265	5,716
Victra Holdings LLC (3 month Term SOFR + 3.750%) 7.422%, 3/29/29(2)	4,172	4,174
		24,885

Service—9.1%
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.716%, 9/29/31(2)	3,582	3,588
American Public Education, Inc. (1 month Term SOFR + 5.614%) 9.331%, 9/1/27(2)	3,383	3,341
Apex Group Treasury Ltd. Tranche B (3 month Term SOFR + 3.500%) 7.387%, 2/27/32(2)	5,003	4,695
Belfor Holdings, Inc. Tranche B-5 (1 month Term SOFR + 2.750%) 6.466%, 11/1/30(2)	6,690	6,715
Camelot U.S. Acquisition I Co.
(1 month Term SOFR + 3.250%) 6.966%, 1/31/31(2)	1,965	1,966
Tranche B-1 (1 month Term SOFR + 2.750%) 6.466%, 1/31/31(2)	2,515	2,479
Cengage Learning, Inc. 2024 (1-3 month Term SOFR + 3.500%) 7.227% - 7.322%, 3/22/31(2)	2,981	2,991
Dayforce, Inc. Tranche B 0.000%, 8/20/32(2)(4)	3,970	3,956
EverCommerce Solutions, Inc. (1 month Term SOFR + 2.250%) 5.966%, 7/7/31(2)	3,495	3,503
First Advantage Holdings LLC Tranche B (1 month Term SOFR + 2.750%) 6.466%, 10/31/31(2)	3,725	3,682
Fugue Finance B.V. (3 month Term SOFR + 2.750%) 6.572%, 1/9/32(2)	3,372	3,381
Inmar, Inc. 2025, First Lien (1-3 month Term SOFR + 4.500%) 8.172% - 8.340%, 10/30/31(2)	4,295	4,234
Lakeland Tours LLC First Lien, PIK (6 month Term SOFR + 0.000%) 10.000%, 9/25/27(2)(3)(6)	118	1
LSF11 Trinity Bidco, Inc. 2025, Tranche B (1 month Term SOFR + 2.500%) 6.230%, 6/14/30(2)	6,562	6,578
Mister Car Wash Holdings, Inc. 2024 (1 month Term SOFR + 2.500%) 6.216%, 3/27/31(2)	3,542	3,552
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Service—continued
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.172%, 11/24/28(2)	$4,518	$4,309
Nielsen Consumer, Inc. 2025 (1 month Term SOFR + 2.250%) 5.966%, 10/31/30(2)	6,333	6,335
Pitney Bowes, Inc. Tranche B (3 month Term SOFR + 3.750%) 7.422%, 3/19/32(2)	8,536	8,472
Priority Holdings LLC 2025 (1 month Term SOFR + 3.750%) 7.466%, 7/30/32(2)	8,089	7,925
Prometric Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.466%, 6/25/32(2)	2,992	3,011
Soliant Lower Intermediate LLC (3 month Term SOFR + 3.750%) 7.794%, 7/18/31(2)	5,673	4,552
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 6.466%, 2/10/29(2)	3,832	3,697
Summer BC Bidco B LLC Tranche B (3 month Term SOFR + 5.260%) 8.932%, 2/15/29(2)	6,478	6,016
TRC Cos. LLC 2025 (1 month Term SOFR + 3.000%) 6.716%, 12/8/28(2)	5,233	5,245
Wash Multifamily Parent, Inc. Tranche B (1 month Term SOFR + 3.250%) 6.966%, 9/10/32(2)	3,745	3,773
		107,997

Transportation - Automotive—1.1%
American Axle & Manufacturing, Inc. Tranche B (1-6 month Term SOFR + 3.000%) 6.674% - 7.060%, 12/12/29(2)	5,246	5,261
Autokiniton U.S. Holdings, Inc. 2024, Tranche B (1 month Term SOFR + 4.114%) 7.831%, 4/6/28(2)	7,588	7,512
		12,773

Transportation - Land Transportation—0.5%
AIT Worldwide Logistics, Inc. 2025, Tranche B (3 month Term SOFR + 4.000%) 7.887%, 4/8/30(2)	2,623	2,636
Clue Opco LLC Tranche B (3 month Term SOFR + 4.500%) 8.338%, 12/19/30(2)	3,600	3,567
		6,203

Transportation - Shipping—0.3%
Stonepeak Nile Parent LLC First Lien (3 month Term SOFR + 2.250%) 6.162%, 4/9/32(2)	3,105	3,103
Utilities—3.2%
Alpha Generation LLC Tranche B (1 month Term SOFR + 2.000%) 5.716%, 9/30/31(2)	4,482	4,493
	Par Value	Value

Utilities—continued
Bayonne Energy Center LLC (3 month Term SOFR + 3.000%) 6.672%, 9/22/32(2)	$3,696	$3,717
Cornerstone Generation LLC Tranche B (2 month Term SOFR + 3.250%) 7.093%, 8/11/32(2)	3,057	3,081
Eastern Power LLC Tranche B (1 month Term SOFR + 5.250%) 8.966%, 4/3/28(2)	4,056	4,076
EMG Utica Midstream Holdings LLC (3 month Term SOFR + 4.000%) 7.672%, 4/1/30(2)	3,454	3,488
Hunterstown Generation LLC (3 month Term SOFR + 3.000%) 7.001%, 11/6/31(2)	4,383	4,383
Invenergy Thermal Operating I LLC
Tranche B (1-3 month Term SOFR + 2.750%) 6.410% - 6.430%, 5/17/32(2)	3,999	4,010
Tranche C (1-3 month Term SOFR + 2.750%) 6.410% - 6.430%, 5/17/32(2)	250	251
MRP Buyer LLC
(3 month Term SOFR + 3.250%) 6.922%, 5/24/32(2)	6,030	5,976
(3 month Term SOFR + 3.250%) 6.922%, 6/4/32(2)	463	459
Talen Energy Supply LLC
2024, Tranche B (3 month Term SOFR + 2.500%) 6.353%, 12/12/31(2)	1,817	1,823
Tranche B (3 month Term SOFR + 2.500%) 6.353%, 5/17/30(2)	2,903	2,911
		38,668

Total Leveraged Loans (Identified Cost $1,123,332)		1,107,913

	Shares
Common Stocks—1.2%
Communication Services—0.1%
Atento Luxco 1 S.A.(9)	10,464	184
Digital Media Solutions(3)(9)	14,839	377
		561

Consumer Discretionary—0.0%
West Marine(3)(9)	44,603	—
Energy—0.2%
Summit Midstream Corp.(9)	108,293	2,889
Financials—0.0%
Copper Property CTL Pass Through Trust(3)	17,816	203
Information Technology—0.0%
Bright Bidco(3)(9)	26,953	9
Real Estate—0.0%
Altisource Portfolio Solutions S.A.(9)	2,926	20
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Utilities—0.9%
Longview Intermediate Holdings LLC(3)(9)	265,938	$10,372
Total Common Stocks (Identified Cost $4,483)		14,054

Warrant—0.0%
Consumer Discretionary—0.0%
West Marine, 06/01/29(3)(9)	5,583	—
Total Warrant (Identified Cost $—)		—

Affiliated Exchange-Traded Fund—0.0%
Financials—0.0%
Virtus SEIX AAA Private Credit CLO ETF(10)(11)	24,000	599
Total Affiliated Exchange-Traded Fund (Identified Cost $599)		599

Total Long-Term Investments—98.2% (Identified Cost $1,178,623)		1,172,740

TOTAL INVESTMENTS—98.2% (Identified Cost $1,178,623)		$1,172,740
Other assets and liabilities, net—1.8%		21,153
NET ASSETS—100.0%		$1,193,893

Abbreviations:
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $44,857 or 3.8% of net assets.

(2)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	This loan will settle after December 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(5)	Amount is less than $500 (not in thousands).
(6)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(7)	Security in default; no interest payments are being received.
(8)	Security in default; interest payments are being received.
(9)	Non-income producing.
(10)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	90%
Luxembourg	4
Canada	2
Cayman Islands	2
Netherlands	1
Singapore	1
Total	100%
† % of total investments as of December 31, 2025.
As of December 31, 2025, the Fund had the following unfunded loan commitment:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
First Eagle Holdings, Inc., 8/16/32	$997	$990	$995	$5
MRP Buyer LLC, 6/04/32	306	303	303	— (1)
Savor Acquisition, Inc., 2/19/32	319	319	320	1
Total	$1,622	$1,612	$1,618	$6

(1)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$16,177	$—	$16,177	$—
Corporate Bonds and Notes	33,997	—	33,997	—
Leveraged Loans	1,107,913	—	1,098,805	9,108 (1)
Equity Securities:
Common Stocks	14,054	3,093	—	10,961 (1)
Warrant	—	—	—	— (1)
Affiliated Exchange-Traded Fund	599	599	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	6	—	6	—
Total Investments	$1,172,746	$3,692	$1,148,985	$20,069

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $1 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Leveraged Loans	Common Stocks	Warrants
Investments in Securities
Balance as of December 31, 2024:	$13,766	$2,945 (a)	$10,821 (a)	$— (a)
Accrued discount/(premium)	(13)	(13)	—	—
Net realized gain (loss)	(6,066)	(3,996)	(2,070)	—
Net change in unrealized appreciation (depreciation)(b)	11,172	3,749	7,423	—
Purchases	9,597	8,990	607	—
Sales(c)	(8,388)	(2,568)	(5,820)	—
Transfers into Level 3(d)	1	1	—	—
Balance as of December 31, 2025	$20,069	$9,108 (a)	$10,961 (a)	$— (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at December 31, 2025, was $6,321.
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of December 31, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2025:
Investments in Securities – Assets	Ending Balance at December 31, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
Digital Media Solutions, Inc	$377	Market and Company Comparables	EV Multiples	0.93x (0.58x - 2.01x)	Increase
				7.31x (3.45x - 10.85x)
			Recent Transaction	25.00%	Increase
			Illiquidity Discount	30.00%	Decrease
West Marine	$—	Market and Company Comparables	EV Multiples	0.51x (0.22x - 1.30x)	Increase
				6.87x (5.04x - 13.90x)
				0.60x (0.29x-1.24x)
			Illiquidity Discount	30.00%	Decrease

Leveraged Loans:
Digital Media Solutions, Inc.	$1,689	Discounted cash flows	Discount rate	7.28% (6.78% - 7.78%)	Decrease

Rising Tide Holdings Inc.	$62	Discounted cash flows	Discount rate	30.76% (30.26% - 31.26%)	Decrease

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value	Value
Municipal Bonds(1)—101.0%
Alabama—1.9%
Southeast Energy Authority A Cooperative District, Natural Gas Revenue, Series E 5.000%, 10/1/30	$250	$269
Colorado—0.7%
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AG Insured) 5.250%, 12/1/54	100	106
Florida—8.9%
Marion County School Board, Certificates of Participation (AG Insured) 5.000%, 6/1/43	345	366
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	350	405
Pasco County, H. Lee Moffitt Cancer Center Project Revenue (AG Insured) 5.750%, 9/1/54	250	268
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	215	225
		1,264

Illinois—0.8%
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	100	107
Kentucky—1.5%
Fayette County School District Finance Corp., Lease Revenue (ST INTERCEPT Insured) 5.000%, 6/1/43	200	210
Louisiana—4.2%
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	175	202
Series E 5.000%, 9/1/31	350	396
		598

Massachusetts—2.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series B 5.000%, 7/1/38	250	289
Nevada—1.7%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	240	247
New Jersey—6.4%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	315	363
	Par Value	Value

New Jersey—continued
Series AA 5.250%, 6/15/41	$500	$557
		920

New York—19.3%
Battery Park City Authority, Miscellaneous Revenue 5.000%, 11/1/50	160	168
City of New York, General Obligation,
Series B-1 5.250%, 10/1/47	500	522
Series D-1 5.500%, 5/1/44	1,000	1,078
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	210	219
New York City Transitional Finance Authority, Income Tax Revenue, Series G-1 5.000%, 5/1/42	300	322
Port Authority of New York & New Jersey, (AMT) 5.000%, 10/15/30	405	441
		2,750

North Carolina—1.2%
City of Fayetteville, Public Works Commission Revenue 4.000%, 3/1/55	185	175
Ohio—0.7%
Franklin County, Nationwide Children’s Hospital Revenue, Series A 5.250%, 11/1/55	100	105
Oklahoma—1.5%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	200	217
Pennsylvania—19.1%
City of Philadelphia, General Obligation, Series C 5.000%, 8/1/32	750	852
City of Pittsburgh, General Obligation 5.000%, 9/1/41	375	404
Pennsylvania Turnpike Commission, Toll Highway Revenue,
First Subordinate Series 5.000%, 12/1/40	1,000	1,099
Series B 5.250%, 12/1/52	350	368
		2,723

South Carolina—4.1%
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/43	545	579
Texas—20.1%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	130	130
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Texas—continued
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	$500	$511
Lovejoy Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/31	250	279
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	530	627
State of Texas, General Obligation 5.000%, 10/1/43	250	273
Texas Water Development Board, Water Revenue 4.650%, 10/15/40	1,000	1,055
		2,875

Utah—2.8%
City of Salt Lake City, Airport Revenue, Series A (AMT) 5.250%, 7/1/36	355	396
Washington—4.1%
State of Washington, General Obligation, Series C 5.000%, 8/1/40	530	592
Total Municipal Bonds (Identified Cost $14,111)		14,422

Total Long-Term Investments—101.0% (Identified Cost $14,111)		14,422

TOTAL INVESTMENTS—101.0% (Identified Cost $14,111)		$14,422
Other assets and liabilities, net—(1.0)%		(146)
NET ASSETS—100.0%		$14,276

Abbreviations:
AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
PSF-GTD	Permanent School Fund Guarantee Program
ST INTERCEPT	State Intercept

Footnote Legend:
(1)	At December 31, 2025, 13.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$14,422	$14,422
Total Investments	$14,422	$14,422
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—1.3%
Communication Services—1.0%
Cable One, Inc. 1.125%, 3/15/28	$5,315	$4,325
Consumer Discretionary—0.3%
Winnebago Industries, Inc. 3.250%, 1/15/30	1,155	1,083
Total Convertible Bonds and Notes (Identified Cost $5,602)		5,408

Corporate Bonds and Notes—91.2%
Communication Services—8.0%
ANGI Group LLC 144A 3.875%, 8/15/28(1)	2,709	2,502
Cable One, Inc. 144A 4.000%, 11/15/30(1)	3,670	2,829
Charter Communications Operating LLC
6.650%, 2/1/34	1,595	1,680
6.484%, 10/23/45	4,232	3,979
Connect Finco S.a.r.l. 144A 9.000%, 9/15/29(1)	1,950	2,068
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	1,333	1,341
144A 8.875%, 2/1/30(1)	2,158	2,183
Discovery Communications LLC 5.000%, 9/20/37	800	640
Iliad Holding SAS 144A 8.500%, 4/15/31(1)	1,925	2,072
Light & Wonder International, Inc. 144A 6.250%, 10/1/33(1)	1,677	1,698
Sirius XM Radio LLC 144A 4.000%, 7/15/28(1)	2,145	2,097
Snap, Inc. 144A 6.875%, 3/1/33(1)	2,111	2,188
Time Warner Cable LLC 5.875%, 11/15/40	1,150	1,064
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,450	1,429
Warnermedia Holdings, Inc.
4.279%, 3/15/32	3,550	3,116
5.050%, 3/15/42	575	405
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	2,572	2,019
		33,310

Consumer Discretionary—10.9%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	422	416
144A 5.000%, 2/15/32(1)	2,663	2,588
Ashton Woods USA LLC 144A 6.875%, 8/1/33(1)	2,105	2,107
Bath & Body Works, Inc. 6.750%, 7/1/36	2,102	2,086
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	1,045	1,016
Champ Acquisition Corp. 144A 8.375%, 12/1/31(1)	1,102	1,190
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	391	405
	Par Value	Value

Consumer Discretionary—continued
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	$3,072	$3,162
FirstCash, Inc.
144A 5.625%, 1/1/30(1)	2,070	2,078
144A 6.875%, 3/1/32(1)	4,606	4,791
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,410	1,451
Kingpin Intermediate Holdings LLC 144A 7.250%, 10/15/32(1)	1,110	1,049
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	867	904
Macy’s Retail Holdings LLC 5.125%, 1/15/42	852	699
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(1)	3,022	3,154
144A 8.500%, 11/1/30(1)	1,500	1,545
Station Casinos LLC
144A 4.500%, 2/15/28(1)	1,930	1,914
144A 4.625%, 12/1/31(1)	1,720	1,631
144A 6.625%, 3/15/32(1)	615	630
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,886	1,899
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	1,055	1,056
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	4,399	4,333
Weekley Homes LLC 144A 6.750%, 1/15/34(1)	2,075	2,101
Whirlpool Corp. 6.125%, 6/15/30	2,088	2,085
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,043	1,041
		45,331

Consumer Staples—1.0%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,830	1,763
Turning Point Brands, Inc. 144A 7.625%, 3/15/32(1)	2,280	2,427
		4,190

Energy—9.9%
Ascent Resources Utica Holdings LLC 144A 9.000%, 11/1/27(1)	329	418
California Resources Corp. 144A 8.250%, 6/15/29(1)	1,908	1,996
Chord Energy Corp. 144A 6.000%, 10/1/30(1)	4,100	4,150
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	3,241	3,003
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	3,020	3,104
Matador Resources Co. 144A 6.875%, 4/15/28(1)	2,030	2,074
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	2,000	2,078
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	2,020	2,100
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,092	1,090
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 7.500%, 7/15/38(1)	$2,537	$2,760
SESI LLC 144A 7.875%, 9/30/30(1)	2,146	2,113
Tallgrass Energy Partners LP 144A 7.375%, 2/15/29(1)	992	1,025
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	1,886	2,023
Transocean Aquila Ltd. 144A 8.000%, 9/30/28(1)	1,378	1,412
Transocean International Ltd.
7.500%, 4/15/31	1,295	1,228
144A 8.750%, 2/15/30(1)	947	989
144A 8.500%, 5/15/31(1)	835	827
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,672	1,707
Valaris Ltd. 144A 8.375%, 4/30/30(1)	1,999	2,080
Venture Global LNG, Inc.
144A 9.000%(1)(3)	1,777	1,403
144A 9.500%, 2/1/29(1)	3,775	3,913
		41,493

Financials—29.9%
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	1,000	1,006
American Axle & Manufacturing, Inc. 6.875%, 7/1/28	626	626
Apollo Commercial Real Estate Finance, Inc. 144A 4.625%, 6/15/29(1)	1,170	1,132
Ardonagh Finco Ltd. 144A 7.750%, 2/15/31(1)	3,842	4,028
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(1)	945	982
Aretec Group, Inc. 144A 10.000%, 8/15/30(1)	1,589	1,715
Arsenal AIC Parent LLC
144A 8.000%, 10/1/30(1)	932	989
144A 11.500%, 10/1/31(1)	1,905	2,097
Ascent Resources Utica Holdings LLC 144A 6.625%, 10/15/32(1)	1,475	1,523
Baldwin Insurance Group Holdings LLC 144A 7.125%, 5/15/31(1)	2,028	2,101
Blackstone Mortgage Trust, Inc. 144A 7.750%, 12/1/29(1)	1,017	1,085
Block, Inc. 144A 5.625%, 8/15/30(1)	201	205
Bread Financial Holdings, Inc. 144A 6.750%, 5/15/31(1)	1,060	1,097
Burford Capital Global Finance LLC 144A 7.500%, 7/15/33(1)	1,090	1,040
CCO Holdings LLC 144A 7.375%, 3/1/31(1)	3,941	4,022
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	423	433
Encore Capital Group, Inc. 144A 9.250%, 4/1/29(1)	2,940	3,098
Enova International, Inc.
144A 11.250%, 12/15/28(1)	2,393	2,531
144A 9.125%, 8/1/29(1)	2,024	2,154
Freedom Mortgage Corp. 144A 12.250%, 10/1/30(1)	957	1,061
	Par Value	Value

Financials—continued
Freedom Mortgage Holdings LLC
144A 9.250%, 2/1/29(1)	$1,389	$1,457
144A 8.375%, 4/1/32(1)	1,100	1,158
144A 7.875%, 4/1/33(1)	369	382
GGAM Finance Ltd. 144A 8.000%, 2/15/27(1)	1,856	1,898
goeasy Ltd.
144A 9.250%, 12/1/28(1)	2,023	2,080
144A 7.625%, 7/1/29(1)	2,722	2,692
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	995	1,027
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,590	1,584
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	4,051	4,136
Howden UK Refinance plc 144A 8.125%, 2/15/32(1)	4,210	4,346
INEOS Finance plc 144A 6.750%, 5/15/28(1)	2,215	1,960
ION Platform Finance U.S., Inc. 144A 7.875%, 9/30/32(1)	1,530	1,452
Jefferies Finance LLC
144A 5.000%, 8/15/28(1)	2,095	2,017
144A 6.625%, 10/15/31(1)	2,130	2,096
Jefferson Capital Holdings LLC
144A 9.500%, 2/15/29(1)	1,963	2,061
144A 8.250%, 5/15/30(1)	1,951	2,052
Level 3 Financing, Inc. 144A 7.000%, 3/31/34(1)	2,507	2,584
OneMain Finance Corp.
7.875%, 3/15/30	1,972	2,085
6.750%, 3/15/32	935	960
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	1,020	1,045
Organon & Co. 144A 4.125%, 4/30/28(1)	1,090	1,062
Osaic Holdings, Inc. 144A 6.750%, 8/1/32(1)	997	1,041
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	145	150
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	1,900	2,022
144A 6.875%, 2/15/33(1)	992	1,036
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	984	1,048
PRA Group, Inc.
144A 5.000%, 10/1/29(1)	2,228	2,095
144A 8.875%, 1/31/30(1)	1,981	2,055
Provident Funding Associates LP 144A 9.750%, 9/15/29(1)	1,952	2,059
Rocket Cos., Inc.
144A 6.500%, 8/1/29(1)	882	910
144A 6.125%, 8/1/30(1)	2,085	2,155
144A 7.125%, 2/1/32(1)	511	538
144A 6.375%, 8/1/33(1)	970	1,011
Rocket Mortgage LLC 144A 4.000%, 10/15/33(1)	2,434	2,261
Ryan Specialty LLC 144A 5.875%, 8/1/32(1)	4,995	5,104
Sable International Finance Ltd. 144A 7.125%, 10/15/32(1)	1,050	1,064
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Sabre Financial Borrower LLC 144A 11.125%, 6/15/29(1)	$1,036	$1,050
Seadrill Finance Ltd. 144A 8.375%, 8/1/30(1)	1,930	2,007
Standard Building Solutions, Inc. 144A 6.250%, 8/1/33(1)	513	524
Starwood Property Trust, Inc. 144A 5.250%, 10/15/28(1)	1,220	1,229
Transocean International Ltd.
6.800%, 3/15/38	1,360	1,170
144A 7.875%, 10/15/32(1)	1,024	1,069
United Wholesale Mortgage LLC 144A 5.500%, 4/15/29(1)	5,127	5,090
UWM Holdings LLC
144A 6.625%, 2/1/30(1)	990	1,002
144A 6.250%, 3/15/31(1)	1,390	1,388
VFH Parent LLC 144A 7.500%, 6/15/31(1)	1,760	1,844
Viking Cruises Ltd. 144A 9.125%, 7/15/31(1)	5,457	5,844
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	2,122	2,248
Vmed O2 UK Financing I plc
144A 4.750%, 7/15/31(1)	1,580	1,459
144A 7.750%, 4/15/32(1)	1,195	1,245
		124,777

Health Care—3.3%
1261229 BC Ltd. 144A 10.000%, 4/15/32(1)	2,020	2,101
Centene Corp. 4.625%, 12/15/29	4,264	4,136
DaVita, Inc. 144A 6.875%, 9/1/32(1)	1,975	2,056
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	2,015	1,807
Insulet Corp. 144A 6.500%, 4/1/33(1)	1,565	1,631
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	945	1,017
144A 11.000%, 10/15/30(1)	879	964
		13,712

Industrials—7.5%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	172	178
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,537	1,558
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	1,005	1,059
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 7.500%, 2/1/32(1)	4,245	4,332
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	4,095	4,032
Cimpress plc 144A 7.375%, 9/15/32(1)	1,990	2,030
Danaos Corp. 144A 6.875%, 10/15/32(1)	1,105	1,142
Deluxe Corp. 144A 8.125%, 9/15/29(1)	782	824
	Par Value	Value

Industrials—continued
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	$1,853	$1,970
LBM Acquisition LLC 144A 9.500%, 6/15/31(1)	1,805	1,882
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	1,990	2,137
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	1,465	1,518
Terex Corp. 144A 5.000%, 5/15/29(1)	1,120	1,116
TMS International Corp. 144A 6.250%, 4/15/29(1)	845	817
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	4,030	4,101
TrueNoord Capital DAC 144A 8.750%, 3/1/30(1)	1,270	1,341
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(1)	1,060	1,097
		31,134

Information Technology—5.8%
Acrisure LLC 144A 7.500%, 11/6/30(1)	1,375	1,432
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(1)	3,904	4,115
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	1,840	1,956
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(1)	4,199	4,254
144A 9.000%, 9/30/29(1)	1,940	2,020
CoreWeave, Inc. 144A 9.250%, 6/1/30(1)	1,029	957
Fair Isaac Corp. 144A 6.000%, 5/15/33(1)	2,009	2,064
Sabre GLBL, Inc.
144A 10.750%, 3/15/30(1)	409	336
144A 11.125%, 7/15/30(1)	1,573	1,304
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	3,875	4,001
Voyager Parent LLC 144A 9.250%, 7/1/32(1)	953	1,011
WESCO Distribution, Inc.
144A 7.250%, 6/15/28(1)	345	350
144A 6.375%, 3/15/33(1)	424	443
		24,243

Materials—7.8%
Celanese U.S. Holdings LLC
7.050%, 11/15/30	430	453
7.200%, 11/15/33	1,921	2,029
Century Aluminum Co. 144A 6.875%, 8/1/32(1)	340	350
Champion Iron Canada, Inc. 144A 7.875%, 7/15/32(1)	1,002	1,064
Cleveland-Cliffs, Inc.
144A 7.000%, 3/15/32(1)	3,121	3,199
144A 7.375%, 5/1/33(1)	580	603
Enerflex, Inc. 144A 6.875%, 1/15/31(1)	1,124	1,149
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Materials—continued
First Quantum Minerals Ltd.
144A 9.375%, 3/1/29(1)	$3,757	$3,956
144A 8.000%, 3/1/33(1)	1,045	1,114
144A 7.250%, 2/15/34(1)	905	951
Hecla Mining Co. 7.250%, 2/15/28	343	345
Magnera Corp.
144A 4.750%, 11/15/29(1)	490	453
144A 7.250%, 11/15/31(1)	1,470	1,443
Mativ Holdings, Inc. 144A 8.000%, 10/1/29(1)(2)	3,106	3,137
Mineral Resources Ltd.
144A 8.000%, 11/1/27(1)	1,020	1,042
144A 9.250%, 10/1/28(1)	988	1,037
144A 8.500%, 5/1/30(1)	410	426
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	184	192
144A 6.750%, 3/1/33(1)	980	1,023
Sealed Air Corp. 144A 6.875%, 7/15/33(1)	985	1,038
Smyrna Ready Mix Concrete LLC
144A 6.000%, 11/1/28(1)	879	883
144A 8.875%, 11/15/31(1)	2,895	3,097
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	1,913	1,950
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	1,507	1,592
		32,526

Real Estate—2.5%
Arbor Realty SR, Inc. 144A 8.500%, 12/15/28(1)	1,265	1,260
Brandywine Operating Partnership LP 6.125%, 1/15/31	2,146	2,086
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	2,602	2,587
Global Net Lease, Inc. 144A 3.750%, 12/15/27(1)	1,120	1,091
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	3,233	3,245
		10,269

Utilities—4.6%
Ferrellgas LP 144A 9.250%, 1/15/31(1)	1,045	1,076
Hawaiian Electric Co., Inc. 144A 6.000%, 10/1/33(1)	1,055	1,070
Lightning Power LLC 144A 7.250%, 8/15/32(1)	4,035	4,291
NRG Energy, Inc. 144A 6.250%, 11/1/34(1)	2,119	2,176
Talen Energy Supply LLC
144A 6.250%, 2/1/34(1)	1,065	1,086
144A 6.500%, 2/1/36(1)	1,065	1,101
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	413	418
Venture Global Plaquemines LNG LLC
144A 6.125%, 12/15/30(1)	2,075	2,113
144A 7.750%, 5/1/35(1)	2,863	3,135
144A 6.750%, 1/15/36(1)	850	871
	Par Value	Value

Utilities—continued
Vistra Corp. 144A 8.000% (1)(3)	$2,044	$2,095
		19,432

Total Corporate Bonds and Notes (Identified Cost $373,245)		380,417

Leveraged Loans—0.8%
Financials—0.5%
Asurion LLC
Tranche B-12 (1 month Term SOFR + 4.250%) 7.966%, 9/19/30(4)	975	974
Tranche B-4 (1 month Term SOFR + 5.364%) 9.081%, 1/20/29(4)	1,125	1,103
		2,077

Information Technology—0.3%
Sabre GLBL, Inc. 2025, Tranche B-1 (1 month Term SOFR + 6.350%) 10.066%, 7/30/29(4)(5)	1,270	1,130
Total Leveraged Loans (Identified Cost $3,075)		3,207

	Shares
Preferred Stock—0.0%
Communication Services—0.0%
LiveStyle, Inc. Series B(5)(6)(7)	3,156	—
Total Preferred Stock (Identified Cost $309)		—

Common Stocks—0.0%
Communication Services—0.0%
Atento Luxco 1 S.A.(6)	8,058	142
LiveStyle, Inc. (5)(6)(7)	67,983	—
		142

Energy—0.0%
SandRidge Energy, Inc.	159	2
Financials—0.0%
Erickson, Inc.(5)(6)	2,675	—
Total Common Stocks (Identified Cost $1,492)		144

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Affiliated Exchange-Traded Fund—3.0%
Financials—3.0%
Virtus Seix Senior Loan ETF(8)(9)	543,579	$12,690
Total Affiliated Exchange-Traded Fund (Identified Cost $13,031)		12,690

Total Long-Term Investments—96.3% (Identified Cost $396,754)		401,866

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(9)(10)	2,328,718	2,329
Total Securities Lending Collateral (Identified Cost $2,329)		2,329

TOTAL INVESTMENTS—96.8% (Identified Cost $399,083)		$404,195
Other assets and liabilities, net—3.2%		13,184
NET ASSETS—100.0%		$417,379

Abbreviations:
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $349,129 or 83.6% of net assets.

(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	84%
Canada	3
Cayman Islands	3
United Kingdom	3
Bermuda	3
Australia	1
Jersey	1
Other	2
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$5,408	$—	$5,408	$—
Corporate Bonds and Notes	380,417	—	380,417	—
Leveraged Loans	3,207	—	2,077	1,130
Equity Securities:
Preferred Stock	—	—	—	— (1)
Common Stocks	144	144	—	— (1)
Affiliated Exchange-Traded Fund	12,690	12,690	—	—
Securities Lending Collateral	2,329	2,329	—	—
Total Investments	$404,195	$15,163	$387,902	$1,130

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value	Value
Municipal Bonds(1)—92.7%
Alabama—1.3%
Southeast Energy Authority A Cooperative District, Natural Gas Revenue, Series E 5.000%, 10/1/30	$1,500	$1,611
California—0.2%
California County Tobacco Securitization Agency Revenue, Series A
5.000%, 6/1/27	100	103
5.000%, 6/1/28	100	104
		207

Colorado—4.3%
Board of Governors of Colorado State University System, System Enterprise Revenue, Series C 5.000%, 3/1/36	1,360	1,561
City of Colorado Springs Co. Utilities System Revenue, Series B 5.000%, 11/15/43	1,180	1,278
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AG Insured) 5.250%, 12/1/54	500	529
Regional Transportation District, Sales Tax Revenue, Series A
5.000%, 1/15/27	900	915
5.000%, 7/15/27	1,025	1,050
		5,333

Connecticut—1.9%
State of Connecticut, General Obligation, Series B
5.000%, 12/1/29	500	547
5.000%, 12/1/34	1,500	1,760
		2,307

Florida—8.2%
City of Jacksonville, General Fund Revenue 5.000%, 10/1/37	1,155	1,315
Florida Municipal Power Agency Revenue, Series A
3.000%, 10/1/32	750	745
3.000%, 10/1/33	750	740
Marion County School Board, Certificates of Participation (AG Insured) 5.000%, 6/1/43	1,530	1,624
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.000%, 10/1/40	2,500	2,632
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	1,650	1,910
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	1,040	1,086
		10,052

Georgia—3.2%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	1,350	1,553
	Par Value	Value

Georgia—continued
Jackson County School District, General Obligation State AID Withholding 5.000%, 3/1/35	$2,000	$2,356
		3,909

Illinois—5.8%
Chicago O’Hare International Airport Revenue, Senior Lien, Series D (AMT) 5.000%, 1/1/26	2,600	2,600
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series A (AG Insured) 5.250%, 1/1/40	2,650	2,871
Series B (AG Insured) 5.000%, 1/1/38	1,000	1,084
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	525	563
		7,118

Indiana—3.4%
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Revenue 5.250%, 1/1/41	3,870	4,194
Louisiana—2.6%
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	415	479
Series E 5.000%, 9/1/27	1,000	1,041
Series E 5.000%, 9/1/31	1,550	1,751
		3,271

Maryland—2.1%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,660
Massachusetts—2.1%
Commonwealth of Massachusetts, General Obligation, Series E 5.000%, 8/1/41	1,015	1,132
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Bond, Series B 5.000%, 7/1/40	1,250	1,417
		2,549

Mississippi—2.6%
State of Mississippi, General Obligation, Series C 5.000%, 10/1/36	3,000	3,153
Nevada—0.6%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	760	783
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

New Jersey—3.1%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	$1,390	$1,603
Series AA 5.250%, 6/15/41	2,000	2,227
		3,830

New York—13.5%
Battery Park City Authority,
Miscellaneous Revenue 5.000%, 11/1/43	1,155	1,280
Miscellaneous Revenue 5.000%, 11/1/50	1,255	1,318
City of New York, General Obligation,
Series A 5.000%, 8/1/40	1,000	1,085
Series D-1 5.500%, 5/1/46	500	533
Series G-1 5.000%, 2/1/43	1,000	1,070
New York City Municipal Water Finance Authority, Water Revenue,
Series AA 5.000%, 6/15/49	915	953
Series EE 5.000%, 6/15/45	1,445	1,475
New York City Transitional Finance Authority, Income Tax Revenue,
Series A-1 5.000%, 5/1/45	3,000	3,124
Series H-1 5.000%, 11/1/41	500	547
Series H-1 5.500%, 11/1/51	345	372
Port Authority of New York & New Jersey, (AMT) 5.000%, 10/15/30	2,595	2,828
Utility Debt Securitization Authority
Revenue, Series TE-2 5.000%, 12/15/38	1,005	1,166
Revenue, Series TE-2 5.000%, 12/15/41	750	844
		16,595

North Carolina—1.0%
City of Fayetteville, Public Works Commission Revenue 4.000%, 3/1/55	1,370	1,294
Ohio—6.9%
Franklin County, Nationwide Children’s Hospital Revenue, Series A 5.250%, 11/1/55	650	683
State of Ohio, General Obligation, Series A 5.000%, 6/15/32	7,735	7,771
		8,454

	Par Value	Value

Oklahoma—1.0%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	$1,100	$1,194
Oregon—1.9%
Oregon State Lottery Revenue, Series A 5.250%, 4/1/42	500	563
Port of Portland, Airport Revenue, Series 24B (AMT)
5.000%, 7/1/26	750	758
5.000%, 7/1/30	1,000	1,018
		2,339

Pennsylvania—6.8%
City of Philadelphia, General Obligation, Series C 5.000%, 8/1/32	4,300	4,885
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.250%, 6/30/35	750	825
Pennsylvania Turnpike Commission, Toll Highway Revenue,
First Subordinate Series 5.000%, 12/1/39	1,000	1,107
Series B 5.250%, 12/1/41	1,000	1,101
Series B 5.250%, 12/1/52	400	420
		8,338

South Carolina—0.9%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Revenue, Series A 5.250%, 11/1/41	1,000	1,103
Texas—18.3%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	430	431
Central Texas Regional Mobility Authority, Toll Highway Revenue, Senior Lien, Series E
5.000%, 1/1/29	500	533
5.000%, 1/1/30	1,300	1,412
City of Austin, General Obligation 5.000%, 9/1/28	10	11
City of Corpus Christi, Utility System Revenue, Series B 5.000%, 7/15/40	1,450	1,556
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	6,958
City of Houston, Combined Utility System Revenue, First Subordinate Lien, Series A 5.000%, 11/15/38	1,400	1,571
Clifton Higher Education Finance Corp., Revenue (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,787
Lovejoy Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/31	1,020	1,138
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	531
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Texas—continued
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	$1,300	$1,539
Spring Branch Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/1/29	1,200	1,287
State of Texas, General Obligation 5.000%, 10/1/43	2,500	2,730
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,038
		22,522

Utah—1.0%
City of Salt Lake City, Airport Revenue, Series A (AMT) 5.250%, 7/1/36	1,145	1,279
Total Municipal Bonds (Identified Cost $113,153)		114,095

Total Long-Term Investments—92.7% (Identified Cost $113,153)		114,095

Shares
Short-Term Investments—2.5%
Money Market Mutual Funds—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(2)	590,293	590
	Shares	Value
Money Market Mutual Funds—continued
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 3.660%)(2)	2,531,257	$2,531
Total Short-Term Investments (Identified Cost $3,121)		3,121

TOTAL INVESTMENTS—95.2% (Identified Cost $116,274)		$117,216
Other assets and liabilities, net—4.8%		5,875
NET ASSETS—100.0%		$123,091

Abbreviations:
AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At December 31, 2025, 12.1% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$114,095	$—	$114,095
Money Market Mutual Funds	3,121	3,121	—
Total Investments	$117,216	$3,121	$114,095
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—37.4%
U.S. Treasury Bonds
1.875%, 2/15/51	$9,116	$5,094
4.750%, 8/15/55	1,958	1,925
U.S. Treasury Inflation Indexed Bond 1.125%, 10/15/30	5,455	5,371
U.S. Treasury Notes
3.500%, 10/15/28	12,755	12,742
3.875%, 6/30/30	2,422	2,440
3.625%, 9/30/30	1,850	1,843
4.000%, 11/15/35	5,161	5,087
Total U.S. Government Securities (Identified Cost $34,705)		34,502

Mortgage-Backed Securities—36.0%
Agency—36.0%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	216	204
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	671	660
Pool #Q42921 3.500%, 9/1/46	836	794
Pool #Q53881 4.500%, 1/1/48	570	565
Pool #QA3079 3.500%, 10/1/49	213	200
Pool #QA4766 3.500%, 11/1/49	716	678
Pool #QC2692 3.000%, 6/1/51	244	220
Pool #QE9908 5.500%, 9/1/52	495	507
Pool #QF8190 6.000%, 2/1/53	635	659
Pool #QG6239 5.000%, 7/1/53	209	210
Pool #QJ5568 6.000%, 9/1/54	408	421
Pool #RA2579 3.000%, 5/1/50	2,132	1,893
Pool #RA2622 3.000%, 5/1/50	1,099	973
Pool #RA8285 4.500%, 10/1/47	1,439	1,418
Pool #SD0164 3.500%, 12/1/49	434	410
Pool #SD1618 5.000%, 9/1/52	826	829
Pool #SD5272 6.000%, 5/1/54	1,188	1,235
Pool #ZT2423 4.000%, 12/1/48	303	293
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	615	598
Pool #AB3878 4.000%, 11/1/41	659	642
Pool #AB5924 3.000%, 8/1/42	643	589
Pool #BL7779 1.460%, 8/1/30	1,955	1,737
	Par Value	Value

Agency—continued
Pool #BO1277 3.000%, 7/1/49	$406	$360
Pool #BO1345 3.500%, 8/1/49	368	346
Pool #BO1351 4.000%, 8/1/49	331	320
Pool #BT7914 5.000%, 10/1/52	1,121	1,128
Pool #BV3044 3.000%, 2/1/52	642	577
Pool #BW3311 4.500%, 7/1/52	810	798
Pool #BY8494 5.500%, 8/1/53	405	412
Pool #CA5122 3.000%, 2/1/50	453	408
Pool #CB3110 2.500%, 3/1/47	531	455
Pool #CB3630 4.000%, 5/1/52	79	75
Pool #CB3875 3.500%, 6/1/47	941	878
Pool #FM8210 3.000%, 4/1/50	552	498
Pool #FS2692 5.000%, 8/1/52	1,489	1,494
Pool #FS3262 4.000%, 10/1/46	1,353	1,325
Pool #FS3687 5.000%, 11/1/52	701	709
Pool #FS9909 5.000%, 11/1/54	484	488
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	1,547	1,446
Pool #787186 6.000%, 10/20/53	458	473
Pool #787394 5.500%, 5/20/54	1,341	1,363
Pool #CR3025 5.500%, 12/20/52	564	572
Pool #CS2411 6.000%, 3/20/53	93	96
Pool #CS5448 6.000%, 1/20/53	882	908
Pool #CS7736 6.000%, 4/20/53	342	351
Pool #MA8151 4.500%, 7/20/52	517	508
Pool #MA8201 4.500%, 8/20/52	1,470	1,443
Total Mortgage-Backed Securities (Identified Cost $33,332)		33,166

Asset-Backed Securities—4.8%
Automobiles—1.3%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	515	525
Honda Auto Receivables Owner Trust 2025-2, A4 4.280%, 8/15/31	340	344
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Toyota Auto Loan Extended Note Trust 2025-1A, A 144A 4.650%, 5/25/38(1)	$340	$347
		1,216

Credit Card—1.4%
American Express Credit Account Master Trust 2025-5, A 4.510%, 7/15/32	155	158
Barclays Dryrock Issuance Trust 2025-1, A 3.970%, 7/15/31	370	371
Capital One Multi-Asset Execution Trust 2025-A3, A 4.650%, 10/15/37	180	180
Citibank Credit Card Issuance Trust 2025-A2, A 4.490%, 6/21/32	410	418
Synchrony Card Issuance Trust 2025-A3, A 4.060%, 11/15/31	170	171
		1,298

Other—2.1%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	250
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(1)	400	406
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	805	766
Verizon Master Trust 2025-4, A 144A 4.760%, 3/21/33(1)	495	507
		1,929

Total Asset-Backed Securities (Identified Cost $4,425)		4,443

Corporate Bonds and Notes—20.2%
Consumer Discretionary—2.4%
BorgWarner, Inc. 5.400%, 8/15/34	174	179
Carnival Corp. 144A 6.125%, 2/15/33(1)	535	553
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	267	238
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	570	548
Tapestry, Inc. 5.500%, 3/11/35	188	192
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	545	545
		2,255

Consumer Staples—0.8%
PepsiCo, Inc. 4.650%, 2/15/53	785	691
Energy—0.9%
Boardwalk Pipelines LP 3.400%, 2/15/31	111	105
Energy Transfer LP 6.200%, 4/1/55	351	344
Targa Resources Corp. 4.200%, 2/1/33	223	213
	Par Value	Value

Energy—continued
Williams Cos., Inc. (The) 3.500%, 10/15/51	$260	$181
		843

Financials—9.1%
AerCap Ireland Capital DAC 3.000%, 10/29/28	174	169
Amrize Finance U.S. LLC 5.400%, 4/7/35	199	205
Avolon Holdings Funding Ltd. 144A 4.700%, 1/30/31(1)	177	176
Bank of America Corp.
2.087%, 6/14/29	188	179
2.572%, 10/20/32	382	345
Brown & Brown, Inc. 6.250%, 6/23/55	185	192
Centerpoint Energy Restoration Bond Co. II LLC Series A-2 4.826%, 6/15/39	265	263
Citigroup, Inc. 6.950% (2)	530	546
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	305	314
Enact Holdings, Inc. 6.250%, 5/28/29	111	116
Essent Group Ltd. 6.250%, 7/1/29	117	122
GGAM Finance Ltd. 144A 5.875%, 3/15/30(1)	525	532
Global Payments, Inc. 5.550%, 11/15/35	406	404
JPMorgan Chase & Co. 5.576%, 7/23/36	358	370
Macquarie Airfinance Holdings Ltd. 144A 6.400%, 3/26/29(1)	250	262
Morgan Stanley 1.593%, 5/4/27	703	697
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	460	470
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	635	618
Radian Group, Inc. 6.200%, 5/15/29	117	123
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	590	610
SCE Recovery Funding LLC 4.453%, 3/15/36	480	481
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	207	212
U.S. Bancorp
5.046%, 2/12/31	88	90
5.678%, 1/23/35	174	184
Vistra Operations Co. LLC 144A 4.375%, 5/1/29(1)	560	553
Wells Fargo & Co. 3.350%, 3/2/33	204	190
		8,423

See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Health Care—1.3%
AbbVie, Inc. 4.250%, 11/21/49	$474	$390
Amgen, Inc. 5.650%, 3/2/53	201	197
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	597	565
		1,152

Industrials—3.5%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	575	561
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	137	143
BAE Systems plc 144A 5.300%, 3/26/34(1)	386	400
Ferguson Enterprises, Inc. 5.000%, 10/3/34	356	359
GATX Corp. 5.500%, 6/15/35	294	301
Owens Corning 5.950%, 6/15/54	239	242
Republic Services, Inc. 5.150%, 3/15/35	201	207
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	301	309
2020-1, B 4.875%, 7/15/27	110	110
United Parcel Service, Inc. 5.050%, 3/3/53	467	428
Veralto Corp. 5.450%, 9/18/33	152	159
		3,219

Information Technology—1.2%
Amphenol Corp. 3.900%, 11/15/28	232	232
Dell International LLC 3.450%, 12/15/51	385	262
Motorola Solutions, Inc. 5.550%, 8/15/35	218	227
NetApp, Inc. 5.700%, 3/17/35	393	411
		1,132

	Par Value	Value

Materials—0.2%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	$187	$191
Utilities—0.8%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	275	183
NRG Energy, Inc. 144A 3.375%, 2/15/29(1)	575	550
		733

Total Corporate Bonds and Notes (Identified Cost $18,742)		18,639

Total Long-Term Investments—98.4% (Identified Cost $91,204)		90,750

TOTAL INVESTMENTS—98.4% (Identified Cost $91,204)		$90,750
Other assets and liabilities, net—1.6%		1,448
NET ASSETS—100.0%		$92,198

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $8,222 or 8.9% of net assets.

(2)	No contractual maturity date.

Exchange-traded futures contracts as of December 31, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
2 Year U.S. Treasury Note Future	March 2026	56	$11,692	$3	$—
Short Contracts:
10 Year U.S. Ultra Future	March 2026	(25)	(2,875)	12	—
Total				$15	$—
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$34,502	$—	$34,502
Mortgage-Backed Securities	33,166	—	33,166
Asset-Backed Securities	4,443	—	4,443
Corporate Bonds and Notes	18,639	—	18,639
Other Financial Instruments:
Futures Contracts	15	15	—
Total Investments	$90,765	$15	$90,750
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Par Value	Value
Mortgage-Backed Securities—93.9%
Agency—93.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K058, A1 2.340%, 7/25/26	$2,482	$2,465
K537, AS (SOFR30A + 0.520%, Cap N/A, Floor 0.520%) 4.529%, 1/25/30(1)	4,250	4,245
K542, AS (SOFR30A + 0.530%, Cap N/A, Floor 0.530%) 4.539%, 1/25/30(1)	4,998	4,995
K546, AS (SOFR30A + 0.530%, Cap N/A, Floor 0.530%) 4.539%, 3/25/30(1)	3,998	3,998
K-549, AS (SOFR30A + 0.520%, Cap N/A, Floor 0.520%) 4.529%, 7/25/30(1)	7,994	7,991
K-550, AS (SOFR30A + 0.540%, Cap N/A, Floor 0.540%) 4.742%, 9/25/30(1)	4,999	4,995
KG09, AS (SOFR30A + 0.560%, Cap N/A, Floor 0.560%) 4.569%, 8/25/29(1)	9,993	9,987
KIR1, A1 2.446%, 3/25/26	384	382
KJ49, AFL (SOFR30A + 0.600%, Cap N/A, Floor 0.600%) 4.609%, 1/25/31(1)	6,391	6,407
KW07, A1 3.600%, 7/25/28	95	95
Federal Home Loan Mortgage Corp. REMIC
2980, FJ (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.398%, 11/15/34(1)	3,607	3,574
4248, FT (SOFR30A + 0.614%, Cap 6.500%, Floor 0.500%) 4.598%, 9/15/43(1)	7,755	7,686
4794, WF (SOFR30A + 0.464%) 4.673%, 3/15/43(1)	4,060	3,999
4838, VA 4.000%, 3/15/36	552	552
4863, JF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.498%, 7/15/38(1)	5,325	5,279
4942, FB (SOFR30A + 0.614%, Cap 6.000%, Floor 0.500%) 4.598%, 4/15/40(1)	5,145	5,092
5237, MV 4.500%, 8/25/33	736	739
5251, FG (SOFR30A + 0.450%, Cap 6.500%, Floor 0.450%) 4.324%, 8/25/52(1)	6,004	5,938
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates FRESR 2017-SR01, A3 3.089%, 11/25/27	1,029	1,012
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (RFUCCT1Y + 1.583%, Cap 10.115%, Floor 1.583%) 6.450%, 5/1/37(1)	1,243	1,290
Pool #1Q1420 (RFUCCT1Y + 1.759%, Cap 10.574%, Floor 1.759%) 6.541%, 9/1/39(1)	883	912
	Par Value	Value
Agency—continued
Pool #2B5891 (RFUCCT1Y + 1.640%, Cap 7.997%, Floor 1.640%) 6.571%, 2/1/47(1)	$1,381	$1,434
Pool #840337 (RFUCCT1Y + 1.576%, Cap 7.657%, Floor 1.576%) 6.286%, 7/1/46(1)	601	623
Pool #840617 (U.S. Treasury Yield Curve CMT 1 year + 2.082%, Cap 7.748%, Floor 2.082%) 6.148%, 7/1/47(1)	1,134	1,179
Pool #841083 (RFUCCT1Y + 1.645%, Cap 7.826%, Floor 1.645%) 6.342%, 5/1/49(1)	3,601	3,745
Pool #841345 (RFUCCT1Y + 1.628%, Cap 7.722%, Floor 1.628%) 6.371%, 1/1/47(1)	1,155	1,200
Pool #848736 (RFUCCT1Y + 1.750%, Cap 9.563%, Floor 1.750%) 6.445%, 5/1/35(1)	2,952	3,070
Pool #848744 (RFUCCT1Y + 1.789%, Cap 9.092%, Floor 1.789%) 6.523%, 5/1/34(1)	1,663	1,727
Pool #848747 (RFUCCT1Y + 1.863%, Cap 9.992%, Floor 1.863%) 6.638%, 7/1/36(1)	1,602	1,665
Pool #848796 (RFUCCT1Y + 1.797%, Cap 9.848%, Floor 1.797%) 6.563%, 5/1/37(1)	2,881	3,001
Pool #E04116 2.500%, 11/1/27	406	402
Pool #E09000 3.000%, 6/1/27	166	165
Pool #G15863 3.000%, 7/1/31	584	573
Pool #G18622 2.500%, 12/1/31	297	288
Pool #J20464 2.500%, 9/1/27	199	197
Pool #J36146 2.500%, 1/1/27	106	105
Pool #SB1351 5.000%, 11/1/39	5,824	5,927
Pool #SB1701 2.500%, 12/1/32	6,325	6,143
Pool #WN2145 1.700%, 10/1/28	540	510
Pool #ZS8563 3.000%, 4/1/30	614	604
Federal National Mortgage Association
(SOFR + 0.260%) 3.970%, 11/5/27(1)	5,000	5,008
2016-M5, A2 2.469%, 4/25/26	3,133	3,117
2016-M8, FA (SOFR30A + 0.614%, Cap N/A, Floor 0.500%) 4.700%, 7/25/26(1)	1,029	1,028
Pool #462207 (U.S. Treasury Yield Curve CMT 1 year + 2.175%, Cap 8.813%, Floor 2.175%) 5.922%, 1/1/36(1)	704	702
Pool #462210 (U.S. Treasury Yield Curve CMT 1 year + 2.175%, Cap 8.889%, Floor 2.175%) 5.825%, 1/1/36(1)	266	266
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #462306 (U.S. Treasury Yield Curve CMT 1 year + 2.379%, Cap 10.975%, Floor 2.379%) 6.378%, 4/1/37(1)	$1,087	$1,084
Pool #462410 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.630%, Floor 2.375%) 6.350%, 9/1/37(1)	548	542
Pool #AB5239 3.000%, 5/1/27	328	325
Pool #AB8787 2.000%, 3/1/28	193	189
Pool #AD0064 (RFUCCT6M + 1.545%, Cap 10.920%, Floor 1.545%) 6.144%, 1/1/35(1)	582	604
Pool #AE0544 (RFUCCT1Y + 1.748%, Cap 8.132%, Floor 1.748%) 6.353%, 11/1/40(1)	1,238	1,291
Pool #AJ6967 3.000%, 11/1/26	83	82
Pool #AL0270 (RFUCCT1Y + 1.669%, Cap 10.500%, Floor 1.669%) 6.415%, 8/1/38(1)	331	340
Pool #AL0323 (RFUCCT1Y + 1.819%, Cap 8.274%, Floor 1.819%) 6.659%, 6/1/41(1)	761	795
Pool #AL0960 (RFUCCT1Y + 1.683%, Cap 9.737%, Floor 1.683%) 6.346%, 7/1/37(1)	1,686	1,748
Pool #AL1886 (RFUCCT1Y + 1.752%, Cap 8.453%, Floor 1.752%) 6.527%, 6/1/42(1)	242	253
Pool #AL2202 (RFUCCT1Y + 1.670%, Cap 9.443%, Floor 1.670%) 6.519%, 6/1/36(1)	619	642
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 6.411%, 9/1/37(1)	632	639
Pool #AL3765 3.000%, 3/1/28	237	235
Pool #AL3794 3.000%, 6/1/28	455	451
Pool #AL3803 3.000%, 6/1/28	428	425
Pool #AL6227 2.500%, 12/1/29	135	132
Pool #AL6516 (RFUCCT1Y + 1.752%, Cap 8.706%, Floor 1.752%) 6.509%, 4/1/40(1)	1,258	1,309
Pool #AL7477 (RFUCCT1Y + 1.798%, Cap 8.604%, Floor 1.798%) 6.448%, 12/1/40(1)	956	996
Pool #AL7812 (RFUCCT1Y + 1.730%, Cap 8.376%, Floor 1.730%) 6.359%, 11/1/40(1)	2,145	2,236
Pool #AL8796 (RFUCCT1Y + 1.827%, Cap 8.461%, Floor 1.827%) 6.629%, 9/1/41(1)	2,318	2,425
Pool #AL8827 3.000%, 2/1/29	125	124
Pool #AL8872 (RFUCCT1Y + 1.802%, Cap 8.299%, Floor 1.802%) 6.528%, 7/1/42(1)	2,994	3,117
	Par Value	Value
Agency—continued
Pool #AL9329 (RFUCCT1Y + 1.571%, Cap 10.676%, Floor 1.571%) 6.312%, 7/1/38(1)	$436	$451
Pool #AL9996 3.000%, 4/1/32	359	351
Pool #AO3261 3.000%, 10/1/27	805	798
Pool #AP2717 2.500%, 10/1/27	194	192
Pool #AT2769 2.000%, 5/1/28	120	118
Pool #BE3734 (RFUCCT1Y + 1.620%, Cap 8.028%, Floor 1.620%) 6.270%, 7/1/47(1)	663	689
Pool #BL6487 (SOFR30A + 0.874%, Cap 98.510%, Floor 0.760%) 4.883%, 4/1/30(1)	9,857	9,869
Pool #BM1022 2.500%, 1/1/27	134	133
Pool #BM1805 (RFUCCT1Y + 1.603%, Cap 7.825%, Floor 1.603%) 6.353%, 9/1/47(1)	1,595	1,662
Pool #BM3981 (RFUCCT1Y + 1.747%, Cap 8.601%, Floor 1.747%) 6.466%, 2/1/42(1)	331	345
Pool #BM4556 (RFUCCT1Y + 1.595%, Cap 8.536%, Floor 1.595%) 6.299%, 10/1/48(1)	1,882	1,957
Pool #BM4557 (RFUCCT1Y + 1.776%, Cap 7.960%, Floor 1.776%) 6.522%, 5/1/45(1)	1,301	1,360
Pool #BM5826 4.000%, 4/1/29	324	324
Pool #BM6134 (RFUCCT1Y + 1.590%, Cap 7.505%, Floor 1.590%) 6.352%, 9/1/47(1)	4,351	4,533
Pool #BM7024 (RFUCCT1Y + 1.705%, Cap 8.718%, Floor 1.705%) 6.471%, 6/1/49(1)	363	375
Pool #BM7025 (RFUCCT1Y + 1.691%, Cap 8.886%, Floor 1.691%) 6.533%, 5/1/42(1)	4,447	4,632
Pool #BM7473 (SOFR30A + 2.247%, Cap 10.766%, Floor 2.247%) 5.764%, 3/1/54(1)	5,604	5,736
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.848%, Floor 2.120%) 3.849%, 10/1/52(1)	5,899	6,036
Pool #CA1310 3.000%, 10/1/27	231	229
Pool #CB8382 (SOFR30A + 2.329%, Cap 10.070%, Floor 2.329%) 5.070%, 4/1/54(1)	9,718	9,872
Pool #DB0740 (SOFR30A + 2.340%, Cap 10.468%, Floor 2.340%) 5.468%, 4/1/54(1)	1,830	1,859
Pool #DD4389 (SOFR30A + 2.300%, Cap 10.509%, Floor 2.300%) 5.509%, 4/1/55(1)	4,223	4,282
Pool #FM6371 4.500%, 1/1/27	6	6
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #FS1845 3.500%, 12/1/29	$343	$340
Pool #FS6125 2.000%, 7/1/32	533	510
Pool #FS7243 3.000%, 11/1/31	621	611
Pool #FS9546 4.000%, 1/1/36	2,461	2,471
Pool #MA2589 3.000%, 4/1/26	14	14
Pool #MA2869 2.500%, 1/1/27	156	155
Pool #MA2899 2.500%, 2/1/27	119	118
Pool #MA2924 2.500%, 3/1/27	122	121
Pool #MA3220 2.500%, 12/1/27	299	295
Pool #MA3221 3.000%, 12/1/27	313	310
Pool #MA3395 3.500%, 6/1/28	253	251
Pool #MA3680 3.500%, 6/1/29	382	379
Pool #MA4172 1.500%, 11/1/30	326	311
Federal National Mortgage Association REMIC
2005-103, FC (SOFR30A + 0.614%, Cap 7.500%, Floor 0.500%) 4.489%, 7/25/35(1)	5,732	5,712
2005-17, FA (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 4.289%, 3/25/35(1)	2,379	2,356
2005-64, UF (SOFR30A + 1.464%, Cap 6.000%, Floor 1.350%) 5.339%, 7/25/35(1)	6,206	6,323
2005-74, NA (SOFR30A + 0.534%, Cap 6.500%, Floor 0.420%) 4.409%, 5/25/35(1)	4,099	4,084
2010-107, PF (SOFR30A + 0.484%, Cap 7.000%, Floor 0.370%) 4.359%, 6/25/40(1)	3,567	3,549
2011-62, LF (SOFR30A + 0.514%, Cap 7.000%, Floor 0.400%) 4.389%, 1/25/32(1)	2,674	2,660
2012-102, BG 1.600%, 9/25/27	161	158
2013-129, KB 3.000%, 1/25/29	314	312
2015-96, EA 3.000%, 12/25/26	204	203
2016-48, UF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.389%, 8/25/46(1)	3,603	3,576
2016-65, F (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.389%, 9/25/46(1)	3,981	3,945
2017-33, LF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.389%, 5/25/39(1)	10,441	10,341
	Par Value	Value
Agency—continued
2018-92, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.389%, 5/25/33(1)	$2,732	$2,713
2018-96, FC (SOFR30A + 0.564%, Cap 6.500%, Floor 0.450%) 4.439%, 10/25/35(1)	2,867	2,850
2019-13, FG (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 4.389%, 4/25/49(1)	5,680	5,624
2021-97, B 3.000%, 5/25/33	313	311
FRESB Mortgage Trust
2016-SB13, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.823%, 1/25/36(1)	4,453	4,437
2018-SB49, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.823%, 4/25/38(1)	5,653	5,629
2018-SB51, A7H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.823%, 4/25/38(1)	734	731
2019-SB66, A7H 2.390%, 6/25/39(1)	1,169	1,154
2020-SB76, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 4.621%, 4/25/40(1)	6,765	6,735
Government National Mortgage Association
2009-88, FA (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 4.599%, 10/16/39(1)	2,712	2,720
2010-159, D 4.558%, 9/16/44(1)	820	818
2010-20, FD (1 month Term SOFR + 0.934%, Cap 6.500%, Floor 0.820%) 4.668%, 2/20/40(1)	5,617	5,649
2010-20, FE (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 4.598%, 2/20/40(1)	10,000	10,041
2017-134, VD 3.000%, 4/20/38	865	834
2019-11, FD (1 month Term SOFR + 0.494%, Cap N/A, Floor 0.380%) 4.367%, 8/20/45(1)	5,295	5,240
Pool #5276 3.000%, 1/20/27	213	212
Pool #783018 5.200%, 10/15/29	207	210
Pool #787184 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 7.515%, Floor 1.500%) 5.294%, 8/20/49(1)	3,070	3,126
Pool #787870 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 1/20/55(1)	9,370	9,389
Pool #787907 (U.S. Treasury Yield Curve CMT 1 year + 1.502%, Cap 7.655%, Floor 1.502%) 5.275%, 8/20/49(1)	9,855	10,075
Pool #787937 (U.S. Treasury Yield Curve CMT 1 year + 1.658%, Cap 9.733%, Floor 1.658%) 4.733%, 4/20/55(1)	8,188	8,215
Pool #DG4178 (U.S. Treasury Yield Curve CMT 1 year + 2.000%, Cap 10.000%, Floor 2.000%) 5.000%, 2/20/55(1)	3,707	3,734
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #DI5711 (U.S. Treasury Yield Curve CMT 1 year + 2.000%, Cap 10.000%, Floor 2.000%) 5.000%, 3/20/55(1)	$1,229	$1,239
Pool #MA0513 2.500%, 11/20/27	282	279
Pool #MA0601 2.500%, 12/20/27	346	341
Pool #MA9679 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 5/20/54(1)	3,337	3,346
Pool #MA9735 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 6/20/54(1)	1,739	1,746
Pool #MA9791 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 7/20/54(1)	4,677	4,756
Pool #MB0038 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.500%, Floor 1.500%) 5.500%, 11/20/54(1)	1,008	1,024
Pool #MB0158 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 10.000%, Floor 1.500%) 5.000%, 1/20/55(1)	5,965	6,027
Pool #MB0763 (U.S. Treasury Yield Curve CMT 1 year + 1.500%, Cap 9.500%, Floor 1.500%) 4.500%, 11/20/55(1)	1,638	1,643
Small Business Administration
Pool #510254 (PRIME minus 2.600%) 4.650%, 5/25/28(1)	810	808
Pool #510256 (PRIME minus 2.600%) 4.650%, 12/25/28(1)	1,346	1,343
Pool #510273 (PRIME minus 2.500%) 4.750%, 11/25/28(1)	639	639
Pool #530241 (PRIME minus 2.500%) 4.750%, 10/25/32(1)	2,219	2,199
Pool #530251 (PRIME minus 2.375%) 4.875%, 4/25/32(1)	3,974	3,940
Pool #530835 (PRIME minus 2.600%) 4.650%, 5/25/35(1)	10,752	10,704
Pool #530885 (PRIME minus 2.550%) 4.700%, 7/25/35(1)	5,473	5,457
Total Mortgage-Backed Securities (Identified Cost $382,684)		385,148

Total Long-Term Investments—93.9% (Identified Cost $382,684)		385,148

	Par Value	Value

Short-Term Investments—3.9%
U.S. Government Securities—3.9%
U.S. Treasury Bills
0.000%, 1/20/26(2)	$3,000	$2,995
0.000%, 2/10/26(2)	5,000	4,981
0.000%, 3/5/26(2)	5,000	4,969
0.000%, 3/31/26(2)	3,000	2,974
Total Short-Term Investments (Identified Cost $15,916)		15,919

TOTAL INVESTMENTS—97.8% (Identified Cost $398,600)		$401,067
Other assets and liabilities, net—2.2%		8,981
NET ASSETS—100.0%		$410,048

Abbreviations:
CMT	Constant Maturity Treasury
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$15,919	$15,919
Mortgage-Backed Securities	385,148	385,148
Total Investments	$401,067	$401,067
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	Seix Core Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund	Seix High Yield Fund
Assets
Investment in securities at value(1)(2)	$119,091	$1,172,141	$14,422	$391,505
Investment in affiliates at value(3)	—	599	—	12,690
Cash	582	24,564	11	7,380
Cash pledged as collateral for futures contracts	97	—	—	—
Variation margin receivable on futures contracts	1	—	—	—
Receivables
Investment securities sold	—	25,366	525	—
Fund shares sold	5	1,198	—	1,545
Dividends and interest	822	5,649	163	7,650
Receivable from adviser	—	—	3	—
Unrealized appreciation on unfunded loan commitment(4)	—	6	—	—
Tax reclaims	—	—	—	3
Securities lending income	1	—	—	8
Prepaid expenses	6	121	6	58
Other assets	19	195	2	66
Total assets	120,624	1,229,839	15,132	420,905
Liabilities
Payables
Fund shares repurchased	84	15,175	787	463
Investment securities purchased	—	18,949	—	216
Collateral on securities loaned	—	—	—	2,329
Dividend distributions	—	476	—	65
Investment advisory fees	14	361	—	136
Distribution and service fees	1	14	— (a)	6
Administration and accounting fees	33	298	22	65
Transfer agent and sub-transfer agent fees and expenses	12	271	3	90
Professional fees	29	37	29	34
Trustee deferred compensation plan	19	195	2	66
Interest expense and/or commitment fees	— (a)	41	— (a)	1
Other accrued expenses	13	129	13	55
Total liabilities	205	35,946	856	3,526
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$120,419	$1,193,893	$14,276	$417,379
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$133,699	$2,100,469	$16,734	$668,332
Accumulated earnings (loss)	(13,280)	(906,576)	(2,458)	(250,953)
Net Assets	$120,419	$1,193,893	$14,276	$417,379
Net Assets:
Class A	$4,033	$44,881	$3,391	$26,579
Class C	$—	$4,597	$—	$—
Class I	$24,072	$890,135	$10,885	$280,556
Class R6	$92,314	$254,280	$—	$110,244
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	427,546	5,870,085	306,707	3,435,641
Class C	—	600,840	—	—
Class I	2,551,970	116,391,384	985,118	35,353,967
Class R6	9,781,186	33,221,088	—	13,886,151
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund	Seix High Yield Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$9.43	$7.65	$11.05	$7.74
Class C	$—	$7.65	$—	$—
Class I	$9.43	$7.65	$11.05	$7.94
Class R6	$9.44	$7.65	$—	$7.94
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$9.80	$7.87	$11.36	$8.04
Maximum Sales Charge - Class A	3.75%	2.75%	2.75%	3.75%
(1) Investment in securities at cost	$118,709	$1,178,024	$14,111	$386,052
(2) Market value of securities on loan	$—	$—	$—	$2,229
(3) Investment in affiliates at cost	$—	$599	$—	$13,031
(4) See Schedule of Investments for schedule of unfunded loan commitments.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Investment in securities at value(1)	$117,216	$90,750	$401,067
Cash	4,616	1,202	6,531
Cash pledged as collateral for futures contracts	—	74	—
Variation margin receivable on futures contracts	—	1	—
Receivables
Investment securities sold	—	—	788
Fund shares sold	176	35	949
Dividends and interest	1,463	631	1,383
Securities lending income	—	3	—
Prepaid expenses	1	26	16
Other assets	19	15	64
Total assets	123,491	92,737	410,798
Liabilities
Payables
Fund shares repurchased	194	125	362
Investment securities purchased	—	285	—
Dividend distributions	56	—	83
Investment advisory fees	16	5	37
Distribution and service fees	1	1	6
Administration and accounting fees	33	31	63
Transfer agent and sub-transfer agent fees and expenses	34	25	64
Professional fees	32	33	29
Trustee deferred compensation plan	19	15	64
Interest expense and/or commitment fees	— (a)	— (a)	1
Other accrued expenses	15	19	41
Total liabilities	400	539	750
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$123,091	$92,198	$410,048
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$132,169	$138,796	$422,124
Accumulated earnings (loss)	(9,078)	(46,598)	(12,076)
Net Assets	$123,091	$92,198	$410,048
Net Assets:
Class A	$5,937	$5,533	$27,801
Class I	$117,154	$64,580	$233,379
Class R6	$—	$22,085	$148,868
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	536,873	565,897	2,795,228
Class I	10,608,530	6,833,566	23,471,130
Class R6	—	2,337,537	14,952,033
Net Asset Value and Redemption Price Per Share:*
Class A	$11.06	$9.78	$9.95
Class I	$11.04	$9.45	$9.94
Class R6	$—	$9.45	$9.96
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.37	$10.16	$—
Maximum Sales Charge - Class A	2.75%	3.75%	— %
(1) Investment in securities at cost	$116,274	$91,204	$398,600

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED December 31, 2025
($ reported in thousands)

	Seix Core Bond Fund	Seix Floating Rate High Income Fund	Seix High Grade Municipal Bond Fund	Seix High Yield Fund
Investment Income
Dividends	$48	$3,339	$31	$382
Dividends from affiliates	—	14	—	1,253
Interest	4,507	110,711	694	28,748
Securities lending, net of fees	3	—	—	233
Total investment income	4,558	114,064	725	30,616
Expenses
Investment advisory fees	244	5,846	98	1,873
Distribution and service fees, Class A	13	113	5	75
Distribution and service fees, Class C	—	58	—	—
Administration and accounting fees	123	1,558	46	437
Transfer agent fees and expenses	43	583	9	180
Sub-transfer agent fees and expenses, Class A	7	42	2	33
Sub-transfer agent fees and expenses, Class C	—	6	—	—
Sub-transfer agent fees and expenses, Class I	36	1,276	15	347
Custodian fees	3	3	— (a)	—
Printing fees and expenses	10	76	5	27
Professional fees	31	91	31	49
Interest expense and/or commitment fees	— (a)	182	— (a)	2
Registration fees	36	100	25	45
Trustees’ fees and expenses	6	103	2	30
Miscellaneous expenses	17	142	13	62
Total expenses	569	10,179	251	3,160
Less net expenses reimbursed and/or waived by investment adviser(1)	(165)	(1,659)	(131)	(549)
Net expenses	404	8,520	120	2,611
Net investment income (loss)	4,154	105,544	605	28,005
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(66)	(46,394)	(568)	(4,385)
Investments in affiliates	—	—	—	(143)
Futures	(9)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	2,582	14,807	506	5,475
Investments in affiliates	—	— (a)	—	(285)
Futures	20	—	—	—
Net realized and unrealized gain (loss) on investments	2,527	(31,587)	(62)	662
Net increase (decrease) in net assets resulting from operations	$6,681	$73,957	$543	$28,667

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED December 31, 2025
($ reported in thousands)

	Seix Investment Grade Tax-Exempt Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Investment Income
Dividends	$276	$60	$168
Interest	3,588	5,131	18,958
Securities lending, net of fees	—	4	— (a)
Total investment income	3,864	5,195	19,126
Expenses
Investment advisory fees	599	272	757
Distribution and service fees, Class A	15	15	59
Administration and accounting fees	145	134	399
Transfer agent fees and expenses	51	47	168
Sub-transfer agent fees and expenses, Class A	4	10	12
Sub-transfer agent fees and expenses, Class I	139	103	289
Custodian fees	1	2	2
Printing fees and expenses	11	13	22
Professional fees	42	35	43
Interest expense and/or commitment fees	1	1	2
Registration fees	31	35	42
Trustees’ fees and expenses	9	9	26
Miscellaneous expenses	22	31	54
Total expenses	1,070	707	1,875
Less net expenses reimbursed and/or waived by investment adviser(1)	(450)	(228)	(479)
Net expenses	620	479	1,396
Net investment income (loss)	3,244	4,716	17,730
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(1,636)	(724)	(244)
Futures	—	(7)	31
Net change in unrealized appreciation (depreciation) on:
Investments	2,894	3,215	2,461
Futures	—	15	—
Net realized and unrealized gain (loss) on investments	1,258	2,499	2,248
Net increase (decrease) in net assets resulting from operations	$4,502	$7,215	$19,978

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Seix Core Bond Fund		Seix Floating Rate High Income Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$4,154	$2,277	$105,544	$129,394
Net realized gain (loss)	(75)	(700)	(46,394)	(31,596)
Net change in unrealized appreciation (depreciation)	2,602	(2,196)	14,807	22,163
Increase (decrease) in net assets resulting from operations	6,681	(619)	73,957	119,961
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(211)	(239)	(3,290)	(3,716)
Class C	—	—	(387)	(595)
Class I	(1,121)	(1,627)	(76,846)	(116,324)
Class R6	(2,821)	(410)	(22,829)	(19,244)
Return of Capital:
Class A	—	—	(73)	—
Class C	—	—	(9)	—
Class I	—	—	(1,633)	—
Class R6	—	—	(479)	—
Total dividends and distributions to shareholders	(4,153)	(2,276)	(105,546)	(139,879)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,804)	(6)	825	12,333
Class C	—	—	(1,673)	(688)
Class I	(10,136)	(10,624)	(195,822)	(177,489)
Class R6	61,415	28,527	(6,888)	82,913
Increase (decrease) in net assets from capital transactions	49,475	17,897	(203,558)	(82,931)
Net increase (decrease) in net assets	52,003	15,002	(235,147)	(102,849)
Net Assets
Beginning of period	68,416	53,414	1,429,040	1,531,889
End of Period	$120,419	$68,416	$1,193,893	$1,429,040
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Seix High Grade Municipal Bond Fund		Seix High Yield Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$605	$871	$28,005	$25,815
Net realized gain (loss)	(568)	(91)	(4,528)	(3,753)
Net change in unrealized appreciation (depreciation)	506	(774)	5,190	3,781
Increase (decrease) in net assets resulting from operations	543	6	28,667	25,843
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(106)	(103)	(1,956)	(1,932)
Class I	(500)	(767)	(19,313)	(18,669)
Class R6	—	—	(6,740)	(4,961)
Total dividends and distributions to shareholders	(606)	(870)	(28,009)	(25,562)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(185)	(550)	(5,504)	21,440
Class I	(11,532)	(10,052)	(21,413)	129,002
Class R6	—	—	17,494	37,749
Increase (decrease) in net assets from capital transactions	(11,717)	(10,602)	(9,423)	188,191
Net increase (decrease) in net assets	(11,780)	(11,466)	(8,765)	188,472
Net Assets
Beginning of period	26,056	37,522	426,144	237,672
End of Period	$14,276	$26,056	$417,379	$426,144
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Seix Investment Grade Tax-Exempt Bond Fund		Seix Total Return Bond Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,244	$3,396	$4,716	$6,203
Net realized gain (loss)	(1,636)	207	(731)	(936)
Net change in unrealized appreciation (depreciation)	2,894	(2,043)	3,230	(3,745)
Increase (decrease) in net assets resulting from operations	4,502	1,560	7,215	1,522
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(150)	(149)	(236)	(244)
Class I	(3,095)	(3,271)	(3,394)	(4,723)
Class R6	—	—	(1,086)	(1,228)
Total dividends and distributions to shareholders	(3,245)	(3,420)	(4,716)	(6,195)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(9)	(940)	(828)	215
Class I	(7,546)	(8,787)	(35,014)	(15,480)
Class R6	—	—	(4,690)	(9,438)
Increase (decrease) in net assets from capital transactions	(7,555)	(9,727)	(40,532)	(24,703)
Net increase (decrease) in net assets	(6,298)	(11,587)	(38,033)	(29,376)
Net Assets
Beginning of period	129,389	140,976	130,231	159,607
End of Period	$123,091	$129,389	$92,198	$130,231
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Seix U.S. Government Securities Ultra-Short Bond Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$17,730	$14,918
Net realized gain (loss)	(213)	57
Net change in unrealized appreciation (depreciation)	2,461	878
Increase (decrease) in net assets resulting from operations	19,978	15,853
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,029)	(929)
Class I	(10,586)	(10,670)
Class R6	(6,112)	(3,317)
Total dividends and distributions to shareholders	(17,727)	(14,916)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	6,070	6,525
Class I	9,973	17,050
Class R6	41,451	64,261
Increase (decrease) in net assets from capital transactions	57,494	87,836
Net increase (decrease) in net assets	59,745	88,773
Net Assets
Beginning of period	350,303	261,530
End of Period	$410,048	$350,303
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Seix Core Bond Fund
Class A
1/1/25 to 12/31/25	$9.23	0.38	0.20	0.58	(0.38)	—	—	(0.38)	0.20	$9.43	6.37%	$4,033	0.64%	0.93%	4.06%	173%
1/1/24 to 12/31/24	9.51	0.38	(0.28)	0.10	(0.38)	—	—	(0.38)	(0.28)	9.23	1.02	5,739	0.64	0.99	4.00	177
1/1/23 to 12/31/23	9.40	0.34	0.11	0.45	(0.34)	—	—	(0.34)	0.11	9.51	4.86	5,908	0.64	1.02	3.59	161
1/1/22 to 12/31/22	11.20	0.21	(1.75)	(1.54)	(0.22)	—	(0.04)	(0.26)	(1.80)	9.40	(13.85)	6,240	0.66 (8)	0.95	2.13	175
1/1/21 to 12/31/21	11.52	0.09	(0.26)	(0.17)	(0.09)	—	(0.06)	(0.15)	(0.32)	11.20	(1.43)	8,651	0.64	0.88	0.82	149
Class I
1/1/25 to 12/31/25	$9.23	0.39	0.20	0.59	(0.39)	—	—	(0.39)	0.20	$9.43	6.51%	$24,072	0.50%	0.66%	4.19%	173%
1/1/24 to 12/31/24	9.52	0.39	(0.29)	0.10	(0.39)	—	—	(0.39)	(0.29)	9.23	1.06	33,605	0.50	0.69	4.14	177
1/1/23 to 12/31/23	9.40	0.35	0.12	0.47	(0.35)	—	—	(0.35)	0.12	9.52	5.11	45,509	0.50	0.71	3.72	161
1/1/22 to 12/31/22	11.20	0.22	(1.75)	(1.53)	(0.23)	—	(0.04)	(0.27)	(1.80)	9.40	(13.72)	52,113	0.51 (8)	0.66	2.21	175
1/1/21 to 12/31/21	11.53	0.11	(0.27)	(0.16)	(0.11)	—	(0.06)	(0.17)	(0.33)	11.20	(1.38)	96,081	0.50	0.60	0.94	149
Class R6
1/1/25 to 12/31/25	$9.23	0.40	0.21	0.61	(0.40)	—	—	(0.40)	0.21	$9.44	6.78%	$92,314	0.36%	0.53%	4.29%	173%
1/1/24 to 12/31/24	9.52	0.39	(0.28)	0.11	(0.40)	—	—	(0.40)	(0.29)	9.23	1.20	29,072	0.36	0.57	4.15	177
1/1/23 to 12/31/23	9.40	0.36	0.12	0.48	(0.36)	—	—	(0.36)	0.12	9.52	5.26	1,997	0.36	0.60	3.90	161
1/1/22 to 12/31/22	11.20	0.24	(1.75)	(1.51)	(0.25)	—	(0.04)	(0.29)	(1.80)	9.40	(13.60)	1,573	0.38 (8)	0.53	2.40	175
1/1/21 to 12/31/21	11.53	0.13	(0.27)	(0.14)	(0.13)	—	(0.06)	(0.19)	(0.33)	11.20	(1.24)	2,526	0.36	0.48	1.12	149

Seix Floating Rate High Income Fund
Class A
1/1/25 to 12/31/25	$7.81	0.57	(0.16)	0.41	(0.56)	(0.01)	—	(0.57)	(0.16)	$7.65	5.49%	$44,881	0.95% (9)	0.98%	7.44%	63%
1/1/24 to 12/31/24	7.92	0.67	(0.05)	0.62	(0.73)	—	—	(0.73)	(0.11)	7.81	8.22	45,058	0.96 (9)	0.96	8.55	110
1/1/23 to 12/31/23	7.74	0.69	0.18	0.87	(0.69)	—	—	(0.69)	0.18	7.92	11.65	33,242	0.96 (9)	0.99	8.76	45
1/1/22 to 12/31/22	8.23	0.38	(0.48)	(0.10)	(0.39)	—	—	(0.39)	(0.49)	7.74	(1.20)	32,916	0.97 (8)(9)(10)	0.97	4.84	57
1/1/21 to 12/31/21	8.09	0.28	0.13	0.41	(0.27)	—	—	(0.27)	0.14	8.23	5.14	42,301	0.95 (9)(10)(11)	0.95	3.35	72
Class C
1/1/25 to 12/31/25	$7.81	0.53	(0.16)	0.37	(0.52)	(0.01)	—	(0.53)	(0.16)	$7.65	4.89%	$4,597	1.53% (9)	1.74%	6.86%	63%
1/1/24 to 12/31/24	7.92	0.63	(0.05)	0.58	(0.69)	—	—	(0.69)	(0.11)	7.81	7.60	6,404	1.54 (9)	1.72	8.02	110
1/1/23 to 12/31/23	7.75	0.64	0.17	0.81	(0.64)	—	—	(0.64)	0.17	7.92	10.87	7,183	1.54 (9)	1.75	8.14	45
1/1/22 to 12/31/22	8.24	0.33	(0.48)	(0.15)	(0.34)	—	—	(0.34)	(0.49)	7.75	(1.77)	10,793	1.55 (8)(9)	1.73	4.22	57
1/1/21 to 12/31/21	8.09	0.23	0.14	0.37	(0.22)	—	—	(0.22)	0.15	8.24	4.65	14,303	1.54 (9)	1.73	2.74	72
Class I
1/1/25 to 12/31/25	$7.81	0.59	(0.15)	0.44	(0.59)	(0.01)	—	(0.60)	(0.16)	$7.65	5.83%	$890,135	0.63% (9)	0.76%	7.75%	63%
1/1/24 to 12/31/24	7.92	0.70	(0.05)	0.65	(0.76)	—	—	(0.76)	(0.11)	7.81	8.57	1,109,864	0.64 (9)	0.75	8.93	110
1/1/23 to 12/31/23	7.74	0.71	0.18	0.89	(0.71)	—	—	(0.71)	0.18	7.92	12.00	1,303,700	0.64 (9)	0.77	9.02	45
1/1/22 to 12/31/22	8.23	0.40	(0.48)	(0.08)	(0.41)	—	—	(0.41)	(0.49)	7.74	(0.89)	1,795,243	0.65 (8)(9)	0.75	5.09	57
1/1/21 to 12/31/21	8.09	0.30	0.14	0.44	(0.30)	—	—	(0.30)	0.14	8.23	5.47	2,102,532	0.64 (9)	0.73	3.65	72
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Seix Floating Rate High Income Fund (Continued)
Class R6
1/1/25 to 12/31/25	$7.82	0.60	(0.17)	0.43	(0.59)	(0.01)	—	(0.60)	(0.17)	$7.65	5.80%	$254,280	0.53% (9)	0.64%	7.85%	63%
1/1/24 to 12/31/24	7.92	0.71	(0.04)	0.67	(0.77)	—	—	(0.77)	(0.10)	7.82	8.82	267,714	0.54 (9)	0.62	8.97	110
1/1/23 to 12/31/23	7.75	0.72	0.17	0.89	(0.72)	—	—	(0.72)	0.17	7.92	11.97	187,764	0.54 (9)	0.64	9.13	45
1/1/22 to 12/31/22	8.24	0.42	(0.49)	(0.07)	(0.42)	—	—	(0.42)	(0.49)	7.75	(0.78)	252,100	0.55 (8)(9)	0.63	5.26	57
1/1/21 to 12/31/21	8.10	0.31	0.14	0.45	(0.31)	—	—	(0.31)	0.14	8.24	5.57	255,611	0.54 (9)	0.62	3.76	72

Seix High Grade Municipal Bond Fund
Class A
1/1/25 to 12/31/25	$11.00	0.32	0.05	0.37	(0.32)	—	—	(0.32)	0.05	$11.05	3.50%	$3,391	0.74% (12)	1.38%	2.98%	51%
1/1/24 to 12/31/24	11.31	0.30	(0.31)	(0.01)	(0.30)	—	—	(0.30)	(0.31)	11.00	(0.07)	3,558	0.73	1.14	2.70	44
1/1/23 to 12/31/23	10.90	0.29	0.41	0.70	(0.29)	—	—	(0.29)	0.41	11.31	6.53	4,215	0.73	1.05	2.65	64
1/1/22 to 12/31/22	12.18	0.18	(1.24)	(1.06)	(0.18)	—	(0.04)	(0.22)	(1.28)	10.90	(8.69)	5,217	0.74 (8)	1.03	1.60	99
1/1/21 to 12/31/21	12.42	0.11	(0.07)	0.04	(0.11)	—	(0.17)	(0.28)	(0.24)	12.18	0.35	6,711	0.73	0.94	0.91	48
Class I
1/1/25 to 12/31/25	$11.00	0.34	0.05	0.39	(0.34)	—	—	(0.34)	0.05	$11.05	3.65%	$10,885	0.59% (12)	1.26%	3.11%	51%
1/1/24 to 12/31/24	11.30	0.32	(0.30)	0.02	(0.32)	—	—	(0.32)	(0.30)	11.00	0.16	22,498	0.58	1.03	2.85	44
1/1/23 to 12/31/23	10.90	0.31	0.40	0.71	(0.31)	—	—	(0.31)	0.40	11.30	6.60	33,307	0.58	0.96	2.80	64
1/1/22 to 12/31/22	12.18	0.19	(1.23)	(1.04)	(0.20)	—	(0.04)	(0.24)	(1.28)	10.90	(8.56)	37,813	0.59 (8)	0.94	1.73	99
1/1/21 to 12/31/21	12.42	0.13	(0.07)	0.06	(0.13)	—	(0.17)	(0.30)	(0.24)	12.18	0.50	51,358	0.58	0.85	1.06	48

Seix High Yield Fund
Class A
1/1/25 to 12/31/25	$7.71	0.50	0.03	0.53	(0.50)	—	—	(0.50)	0.03	$7.74	7.15%	$26,579	0.82%	1.02%	6.55%	69%
1/1/24 to 12/31/24	7.71	0.52	(0.01)	0.51	(0.51)	—	—	(0.51)	—	7.71	6.85	31,997	0.82	1.08	6.73	72
1/1/23 to 12/31/23	7.27	0.45	0.44	0.89	(0.45)	—	—	(0.45)	0.44	7.71	12.68	10,498	0.81	1.10	6.11	74
1/1/22 to 12/31/22	8.56	0.38	(1.29)	(0.91)	(0.38)	—	—	(0.38)	(1.29)	7.27	(10.70)	11,178	0.84 (8)	1.04	4.99	66
1/1/21 to 12/31/21	8.59	0.34	(0.03)	0.31	(0.34)	—	—	(0.34)	(0.03)	8.56	3.69	18,370	0.82	1.01	4.01	93
Class I
1/1/25 to 12/31/25	$7.91	0.53	0.03	0.56	(0.53)	—	—	(0.53)	0.03	$7.94	7.33%	$280,556	0.64%	0.77%	6.72%	69%
1/1/24 to 12/31/24	7.91	0.55	(0.01)	0.54	(0.54)	—	—	(0.54)	—	7.91	7.04	301,682	0.64	0.81	6.89	72
1/1/23 to 12/31/23	7.46	0.48	0.45	0.93	(0.48)	—	—	(0.48)	0.45	7.91	12.87	172,351	0.63	0.78	6.28	74
1/1/22 to 12/31/22	8.78	0.40	(1.32)	(0.92)	(0.40)	—	—	(0.40)	(1.32)	7.46	(10.51)	208,171	0.65 (8)	0.77	5.12	66
1/1/21 to 12/31/21	8.81	0.37	(0.03)	0.34	(0.37)	—	—	(0.37)	(0.03)	8.78	3.88	430,620	0.64	0.73	4.21	93
Class R6
1/1/25 to 12/31/25	$7.92	0.54	0.02	0.56	(0.54)	—	—	(0.54)	0.02	$7.94	7.31%	$110,244	0.53%	0.65%	6.82%	69%
1/1/24 to 12/31/24	7.91	0.55	0.01	0.56	(0.55)	—	—	(0.55)	0.01	7.92	7.29	92,465	0.53	0.68	6.99	72
1/1/23 to 12/31/23	7.46	0.49	0.45	0.94	(0.49)	—	—	(0.49)	0.45	7.91	12.99	54,823	0.52	0.66	6.47	74
1/1/22 to 12/31/22	8.78	0.42	(1.33)	(0.91)	(0.41)	—	—	(0.41)	(1.32)	7.46	(10.41)	40,199	0.55 (8)	0.67	5.45	66
1/1/21 to 12/31/21	8.81	0.38	(0.03)	0.35	(0.38)	—	—	(0.38)	(0.03)	8.78	4.00	19,943	0.53	0.64	4.32	93
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/25 to 12/31/25	$10.94	0.28	0.12	0.40	(0.28)	—	—	(0.28)	0.12	$11.06	3.70%	$5,937	0.68% (12)	1.08%	2.55%	51%
1/1/24 to 12/31/24	11.08	0.26	(0.13)	0.13	(0.27)	—	—	(0.27)	(0.14)	10.94	1.15	5,881	0.67	1.06	2.39	41
1/1/23 to 12/31/23	10.79	0.25	0.29	0.54	(0.25)	—	—	(0.25)	0.29	11.08	5.04	6,902	0.66	1.03	2.28	56
1/1/22 to 12/31/22	11.73	0.15	(0.93)	(0.78)	(0.15)	—	(0.01)	(0.16)	(0.94)	10.79	(6.62)	7,086	0.69 (8)	1.04	1.37	71
1/1/21 to 12/31/21	11.99	0.07	(0.08)	(0.01)	(0.07)	—	(0.18)	(0.25)	(0.26)	11.73	(0.04)	7,592	0.71 (13)	1.01	0.58	95
Class I
1/1/25 to 12/31/25	$10.92	0.30	0.12	0.42	(0.30)	—	—	(0.30)	0.12	$11.04	3.88%	$117,154	0.51% (12)	0.88%	2.71%	51%
1/1/24 to 12/31/24	11.07	0.28	(0.15)	0.13	(0.28)	—	—	(0.28)	(0.15)	10.92	1.21	123,508	0.52	0.87	2.54	41
1/1/23 to 12/31/23	10.78	0.26	0.29	0.55	(0.26)	—	—	(0.26)	0.29	11.07	5.19	134,074	0.51	0.83	2.42	56
1/1/22 to 12/31/22	11.72	0.16	(0.93)	(0.77)	(0.16)	—	(0.01)	(0.17)	(0.94)	10.78	(6.49)	152,491	0.53 (8)	0.84	1.48	71
1/1/21 to 12/31/21	11.98	0.09	(0.08)	0.01	(0.09)	—	(0.18)	(0.27)	(0.26)	11.72	0.11	249,172	0.56 (13)	0.80	0.73	95

Seix Total Return Bond Fund
Class A
1/1/25 to 12/31/25	$9.55	0.39	0.23	0.62	(0.39)	—	—	(0.39)	0.23	$9.78	6.63%	$5,533	0.70%	0.97%	4.06%	147%
1/1/24 to 12/31/24	9.85	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	(0.30)	9.55	0.88	6,223	0.70	0.88	3.98	149
1/1/23 to 12/31/23	9.75	0.34	0.08	0.42	(0.32)	—	—	(0.32)	0.10	9.85	4.37	6,198	0.69	0.94	3.52	167
1/1/22 to 12/31/22	11.63	0.22	(1.80)	(1.58)	(0.19)	—	(0.11)	(0.30)	(1.88)	9.75	(13.70)	7,707	0.72 (8)	0.89	2.08	169
1/1/21 to 12/31/21	11.93	0.12	(0.30)	(0.18)	(0.09)	—	(0.03)	(0.12)	(0.30)	11.63	(1.47)	11,991	0.70	0.86	1.01	131
Class I
1/1/25 to 12/31/25	$9.23	0.40	0.22	0.62	(0.40)	—	—	(0.40)	0.22	$9.45	6.86%	$64,580	0.46%	0.66%	4.32%	147%
1/1/24 to 12/31/24	9.52	0.39	(0.29)	0.10	(0.39)	—	—	(0.39)	(0.29)	9.23	1.13	97,792	0.46	0.64	4.21	149
1/1/23 to 12/31/23	9.42	0.35	0.08	0.43	(0.33)	—	—	(0.33)	0.10	9.52	4.65	116,684	0.45	0.60	3.75	167
1/1/22 to 12/31/22	11.25	0.23	(1.74)	(1.51)	(0.21)	—	(0.11)	(0.32)	(1.83)	9.42	(13.57)	152,706	0.48 (8)	0.59	2.30	169
1/1/21 to 12/31/21	11.54	0.14	(0.28)	(0.14)	(0.12)	—	(0.03)	(0.15)	(0.29)	11.25	(1.23)	274,304	0.46	0.56	1.25	131
Class R6
1/1/25 to 12/31/25	$9.23	0.42	0.22	0.64	(0.42)	—	—	(0.42)	0.22	$9.45	7.02%	$22,085	0.31%	0.53%	4.46%	147%
1/1/24 to 12/31/24	9.52	0.41	(0.29)	0.12	(0.41)	—	—	(0.41)	(0.29)	9.23	1.28	26,216	0.31	0.47	4.36	149
1/1/23 to 12/31/23	9.42	0.37	0.07	0.44	(0.34)	—	—	(0.34)	0.10	9.52	4.81	36,725	0.30	0.48	3.92	167
1/1/22 to 12/31/22	11.24	0.24	(1.73)	(1.49)	(0.22)	—	(0.11)	(0.33)	(1.82)	9.42	(13.36)	41,237	0.32 (8)	0.46	2.35	169
1/1/21 to 12/31/21	11.53	0.16	(0.28)	(0.12)	(0.14)	—	(0.03)	(0.17)	(0.29)	11.24	(1.08)	92,787	0.31	0.45	1.40	131
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Seix U.S. Government Securities Ultra-Short Bond Fund
Class A
1/1/25 to 12/31/25	$9.89	0.44	0.06	0.50	(0.44)	—	—	(0.44)	0.06	$9.95	5.13%	$27,801	0.65%	0.72%	4.40%	37%
1/1/24 to 12/31/24	9.84	0.49	0.05	0.54	(0.49)	—	—	(0.49)	0.05	9.89	5.62	21,590	0.65	0.79	4.97	37
1/1/23 to 12/31/23	9.75	0.41	0.08	0.49	(0.40)	—	—	(0.40)	0.09	9.84	5.17	14,985	0.65	0.68	4.15	4
1/1/22 to 12/31/22	10.01	0.12	(0.26)	(0.14)	(0.12)	—	—	(0.12)	(0.26)	9.75	(1.39)	13,607	0.68 (8)(10)(11)	0.66	1.17	37
1/1/21 to 12/31/21	10.04	(0.01)	(0.02)	(0.03)	— (14)	— (14)	—	— (14)	(0.03)	10.01	(0.29)	15,323	0.66	0.67	(0.07)	52
Class I
1/1/25 to 12/31/25	$9.88	0.46	0.06	0.52	(0.46)	—	—	(0.46)	0.06	$9.94	5.39%	$233,379	0.40%	0.53%	4.66%	37%
1/1/24 to 12/31/24	9.84	0.51	0.05	0.56	(0.52)	—	—	(0.52)	0.04	9.88	5.77	222,103	0.40	0.58	5.21	37
1/1/23 to 12/31/23	9.75	0.42	0.10	0.52	(0.43)	—	—	(0.43)	0.09	9.84	5.44	204,124	0.40	0.51	4.33	4
1/1/22 to 12/31/22	10.00	0.12	(0.23)	(0.11)	(0.14)	—	—	(0.14)	(0.25)	9.75	(1.05)	343,827	0.43 (8)	0.57	1.22	37
1/1/21 to 12/31/21	10.04	0.02	(0.03)	(0.01)	(0.02)	(0.01)	—	(0.03)	(0.04)	10.00	(0.13)	710,303	0.41	0.49	0.18	52
Class R6
1/1/25 to 12/31/25	$9.90	0.47	0.07	0.54	(0.48)	—	—	(0.48)	0.06	$9.96	5.54%	$148,868	0.26%	0.40%	4.78%	37%
1/1/24 to 12/31/24	9.85	0.53	0.05	0.58	(0.53)	—	—	(0.53)	0.05	9.90	6.03	106,610	0.26	0.47	5.32	37
1/1/23 to 12/31/23	9.77	0.44	0.08	0.52	(0.44)	—	—	(0.44)	0.08	9.85	5.48	42,421	0.25	0.40	4.45	4
1/1/22 to 12/31/22	10.02	0.14	(0.23)	(0.09)	(0.16)	—	—	(0.16)	(0.25)	9.77	(0.90)	74,922	0.28 (8)	0.40	1.41	37
1/1/21 to 12/31/21	10.05	0.03	(0.02)	0.01	(0.03)	(0.01)	—	(0.04)	(0.03)	10.02	0.12	157,768	0.26	0.35	0.32	52

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)
Ratio of total expenses excluding interest expense on borrowings for the year ended December 31, 2025 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I)
and 0.52% (Class R6), for the year ended December 31, 2024 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6), for the year ended
December 31, 2023 were 0.93% (Class A), 1.51% (Class C), 0.61% (Class I) and 0.51% (Class R6), for the year ended December 31, 2022 were 0.96% (Class A),
1.54% (Class C), 0.64% (Class I) and 0.54% (Class R6), for the year ended December 31, 2021 were 0.93% (Class A), 1.52% (Class C), 0.62% (Class I) and
0.52% (Class R6).

(10)	The share class is currently under its expense limitation.
(11)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(12)	Net expense ratio includes extraordinary reorganization expenses.
(13)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(14)	Amount is less than $0.005 per share.
See Notes to Financial Statements

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 13 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and is diversified. There is no guarantee that a Fund will achieve its objective(s).
The Seix High Grade Municipal Bond Fund and Seix Investment Grade Tax-Exempt Bond Fund offer Class I shares and Class A shares. The Seix Core Bond Fund, Seix High Yield Fund, Seix Total Return Fund, and Seix U.S. Government Securities Ultra-Short Bond Fund offer Class A shares, Class I shares and Class R6 shares. The Seix Floating Rate High Income Fund offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Seix Core Bond Fund, Seix High Yield Fund and Seix Total Return Bond Fund are sold with a front-end sales charge of up to 3.75%. Class A shares of the Seix Floating Rate High Income Fund, Seix High Grade Municipal Bond Fund, and Seix Investment Grade Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75%. Class A shares of the Seix U.S. Government Securities Ultra-Short Bond Fund are not sold with a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months (except the Seix U.S. Government Securities Ultra-Short Bond Fund, which is not subject to a CDSC). No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
For the year ended December 31, 2025, each Fund did not incur a material income tax expense. Accordingly, the disclosures required by FASB Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Codification Topic 740) – Improvements to Income Tax Disclosures, are not applicable or are not material to the Funds.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.
Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
I.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
J.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.
Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
At December 31, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Seix High Yield Fund	$2,229	$2,229	$ —

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of December 31, 2025 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Seix High Yield Fund	Money Market Mutual Fund	$2,329
M.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from futures.
During the year ended December 31, 2025, the Seix Core Bond Fund, Seix Total Return Fund and Seix U.S. Government Securities Ultra-Short Bond Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.
Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) from swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps (CDS) – A Fund may either buy or sell (write) CDS on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. CDS on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into CDS to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at December 31, 2025:
Statement Line Description	Primary Risk	Seix Core Bond Fund	Seix Total Return Bond Fund
Asset Derivatives
Variation margin receivable on futures contracts(1)	Interest rate contracts	$20	$15
Total Assets		$20	$15
Total Liabilities		$—	$—

(1)
Represents cumulative appreciation (depreciation) on futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for exchange-traded futures contracts.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the year ended December 31, 2025:
Statement Line Description	Primary Risk	Seix Core Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Net Realized Gain (Loss) from
Futures	Interest rate contracts	$(9)	$(7)	$31
Total		$(9)	$(7)	$31
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Interest rate contracts	$20	$15	$—
Total		$20	$15	$—

The futures contracts as disclosed on the Statements of Operations at period end serves as an indicator of the volume for the Seix Core Bond Fund, Seix Total Return Bond Fund and Seix U.S. GovernmentSecurities Ultra-Short Bond Fund.
C.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:
First $500 Million
Seix Core Bond Fund	0.25%
Seix Floating Rate High Income Fund	0.45
Seix High Grade Municipal Bond Fund	0.50
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
       First $500 million = none — no discount from full fee
       Next $500 million = 5% discount from full fee
       Next $4 billion = 10% discount from full fee
       Over $5 billion = 15% discount from full fee
During the year ended December 31, 2025, Seix Floating Rate High Income Fund and Seix High Yield Fund invested a portion of their assets in affiliated mutual and exchange-traded funds. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Funds on the assets in the affiliated funds. For the year ended December 31, 2025, the waiver amounted to $1 for Seix Floating Rate High Income Fund and $81 for Seix High Yield Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.
Subadviser
Seix Investment Advisors (“Subadviser”), a division of Virtus Fixed Income Advisers LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly. The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Fund	Class A	Class C	Class I	Class R6
Seix Core Bond Fund	0.64%	N/A	0.50%	0.36%
Seix Floating Rate High Income Fund	0.94	1.52%	0.62	0.52
Seix High Grade Municipal Bond Fund	0.73	N/A	0.58	N/A
Seix High Yield Fund	0.82	N/A	0.64	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.67	N/A	0.50	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	0.65	N/A	0.40	0.26
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending December 31:
	Expiration
Fund	2026	2027	2028	Total
Virtus Seix Core Bond Fund
Class A	$22	$21	$16	$59
Class I	107	81	43	231
Class R6	4	20	107	131
Virtus Seix Floating Rate High Income Fund
Class A	8	3	14	25
Class C	19	13	12	44
Class I	1,846	1,362	1,321	4,529
Class R6	228	158	312	698
Virtus Seix High Grade Municipal Bond Fund
Class A	15	16	23	54
Class I	150	120	108	378
Virtus Seix High Yield Fund
Class A	32	74	53	159
Class I	278	456	317	1,051
Class R6	62	100	98	260
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Class A	26	24	23	73
Class I	470	443	427	1,340
Virtus Seix Total Return Bond Fund
Class A	17	11	15	43
Class I	201	196	159	556
Class R6	70	46	54	170
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Class A	5	26	16	47
Class I	308	367	285	960
Class R6	78	128	178	384
During the year ended December 31, 2025, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A
Seix Core Bond Fund	$1
Seix Floating Rate High Income Fund	— (1)

(1)	Amount is less than $500 (not in thousands).
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended December 31, 2025, it retained net commissions of $12 for Class A shares and CDSC of $1 and $3 for Class A shares and Class C shares, respectively.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares (0.15% for Seix High Grade Municipal Bond Fund), and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended December 31, 2025, the Funds incurred administration fees totaling $2,372 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended December 31, 2025, the Funds incurred transfer agent fees totaling $1,062 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended December 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the year ended December 31, 2025, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Seix Floating Rate High Income Fund
Affiliated Exchange-Traded Fund—0.1%
Virtus SEIX AAA Private Credit CLO ETF(2),(3)	$—	$599	$—	$—	$— (4)	$599	24,000	$14	$—
Total	$—	$599	$—	$—	$—	$599		$14	$—

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Seix High Yield Fund
Affiliated Exchange-Traded Fund—3.0%
Virtus Seix Senior Loan ETF(3)	$12,656	$6,569	$6,107	$(143)	$(285)	$12,690	543,579	$1,253	$—
Total	$12,656	$6,569	$6,107	$(143)	$(285)	$12,690		$1,253	$—

Footnote Legend:
(1)
The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At December 31, 2025, the Seix Floating Rate High Income
Fund was the owner of record of less than 10% of the Virtus Seix AAA Private Credit CLO ETF. The Virtus Seix High Yield Fund was the owner of record of less than 10% of the Virtus Seix Senior Loan ETF.

(2)	Issuer not an investment of the Fund at December 31, 2024.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
(4)	Amount is less than $500 (not in thousands).
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2025.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities and certain derivatives) during the year ended December 31, 2025, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$23,008	$8,282
Seix Floating Rate High Income Fund	833,142	1,032,988
Seix High Grade Municipal Bond Fund	9,614	19,752
Seix High Yield Fund	275,605	281,916
Seix Investment Grade Tax-Exempt Bond Fund	58,398	65,785
Seix Total Return Bond Fund	15,007	25,442
Purchases and sales of long-term U.S. government and agency securities during the year ended December 31, 2025, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$191,774	$156,607
Seix Total Return Bond Fund	143,222	171,189
Seix U.S. Government Securities Ultra-Short Bond Fund	193,306	132,659
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Seix Core Bond Fund				Seix Floating Rate High Income Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	109	$1,019	144	$1,341	1,286	$9,876	2,204	$17,322
Reinvestment of distributions	19	180	20	190	408	3,127	437	3,430
Shares repurchased and cross class conversions	(322)	(3,003)	(163)	(1,537)	(1,593)	(12,178)	(1,070)	(8,419)
Net Increase / (Decrease)	(194)	$(1,804)	1	$(6)	101	$825	1,571	$12,333
Class C
Shares sold and cross class conversions	—	$—	—	$—	111	$862	217	$1,706
Reinvestment of distributions	—	—	—	—	51	389	74	585
Shares repurchased and cross class conversions	—	—	—	—	(381)	(2,924)	(378)	(2,979)
Net Increase / (Decrease)	—	$—	—	$—	(219)	$(1,673)	(87)	$(688)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
	Seix Core Bond Fund				Seix Floating Rate High Income Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	124	$1,148	504	$4,707	31,402	$241,075	38,224	$300,903
Reinvestment of distributions	111	1,045	168	1,569	9,615	73,785	13,979	109,874
Shares repurchased and cross class conversions	(1,324)	(12,329)	(1,813)	(16,900)	(66,703)	(510,682)	(74,765)	(588,266)
Net Increase / (Decrease)	(1,089)	$(10,136)	(1,141)	$(10,624)	(25,686)	$(195,822)	(22,562)	$(177,489)
Class R6
Shares sold and cross class conversions	9,755	$90,740	3,145	$30,464	15,660	$120,860	14,803	$116,499
Reinvestment of distributions	300	2,821	44	414	2,519	19,341	2,064	16,222
Shares repurchased and cross class conversions	(3,422)	(32,146)	(251)	(2,351)	(19,199)	(147,089)	(6,319)	(49,808)
Net Increase / (Decrease)	6,633	$61,415	2,938	$28,527	(1,020)	$(6,888)	10,548	$82,913

	Seix High Grade Municipal Bond Fund				Seix High Yield Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	54	$582	5	$49	340	$2,611	692	$5,328
Shares Issued-Merger	—	—	—	—	—	—	3,515	27,059
Reinvestment of distributions	10	106	9	102	236	1,812	238	1,836 (1)
Shares repurchased and cross class conversions	(80)	(873)	(63)	(701)	(1,288)	(9,927)	(1,658)	(12,783)
Net Increase / (Decrease)	(16)	$(185)	(49)	$(550)	(712)	$(5,504)	2,787	$21,440
Class I
Shares sold and cross class conversions	88	$954	318	$3,532	6,678	$52,633	8,717	$68,988
Shares Issued-Merger	—	—	—	—	—	—	14,925	117,864
Reinvestment of distributions	46	498	67	743	2,362	18,637	2,350	18,586 (1)
Shares repurchased and cross class conversions	(1,194)	(12,984)	(1,286)	(14,327)	(11,818)	(92,683)	(9,660)	(76,436)
Net Increase / (Decrease)	(1,060)	$(11,532)	(901)	$(10,052)	(2,778)	$(21,413)	16,332	$129,002
Class R6
Shares sold and cross class conversions	—	$—	—	$—	2,492	$19,754	4,326	$34,377
Shares Issued-Merger	—	—	—	—	—	—	1,005	7,945
Reinvestment of distributions	—	—	—	—	731	5,776	497	3,931 (1)
Shares repurchased and cross class conversions	—	—	—	—	(1,019)	(8,036)	(1,077)	(8,504)
Net Increase / (Decrease)	—	$—	—	$—	2,204	$17,494	4,751	$37,749

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
	Seix Investment Grade Tax-Exempt Bond Fund				Seix Total Return Bond Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	23	$256	13	$138	133	$1,284	162	$1,571
Reinvestment of distributions	13	143	13	143	24	235	25	243
Shares repurchased and cross class conversions	(37)	(408)	(111)	(1,221)	(243)	(2,347)	(165)	(1,599)
Net Increase / (Decrease)	(1)	$(9)	(85)	$(940)	(86)	$(828)	22	$215
Class I
Shares sold and cross class conversions	2,995	$32,628	2,639	$29,018	388	$3,630	2,346	$21,944
Reinvestment of distributions	217	2,368	232	2,547	361	3,384	504	4,716
Shares repurchased and cross class conversions	(3,911)	(42,542)	(3,676)	(40,352)	(4,512)	(42,028)	(4,510)	(42,140)
Net Increase / (Decrease)	(699)	$(7,546)	(805)	$(8,787)	(3,763)	$(35,014)	(1,660)	$(15,480)
Class R6
Shares sold and cross class conversions	—	$—	—	$—	469	$4,375	619	$5,792
Reinvestment of distributions	—	—	—	—	116	1,085	128	1,197
Shares repurchased and cross class conversions	—	—	—	—	(1,089)	(10,150)	(1,765)	(16,427)
Net Increase / (Decrease)	—	$—	—	$—	(504)	$(4,690)	(1,018)	$(9,438)

	Seix U.S. Government Securities Ultra-Short Bond Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,531	$15,179	608	$6,016
Shares Issued-Merger	—	—	426	4,196
Reinvestment of distributions	100	994	95	937 (1)
Shares repurchased and cross class conversions	(1,019)	(10,103)	(469)	(4,624)
Net Increase / (Decrease)	612	$6,070	660	$6,525
Class I
Shares sold and cross class conversions	8,392	$83,184	6,707	$66,256
Shares Issued-Merger	—	—	1,494	14,724
Reinvestment of distributions	1,033	10,240	1,029	10,161 (1)
Shares repurchased and cross class conversions	(8,423)	(83,451)	(7,507)	(74,091)
Net Increase / (Decrease)	1,002	$9,973	1,723	$17,050

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
	Seix U.S. Government Securities Ultra-Short Bond Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	9,201	$91,315	9,487	$94,113
Reinvestment of distributions	495	4,918	138	1,367
Shares repurchased and cross class conversions	(5,516)	(54,782)	(3,159)	(31,219)
Net Increase / (Decrease)	4,180	$41,451	6,466	$64,261

(1)	Includes reinvestment of distributions of acquired funds. See Note 13 in Notes to Financial Statements.

Note 7. 10% Shareholders
As of December 31, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Seix Core Bond Fund	62%	4
Seix Floating Rate High Income Fund	45	2
Seix High Grade Municipal Bond Fund	47	2
Seix High Yield Fund	49	2
Seix Investment Grade Tax-Exempt Bond Fund	60	3
Seix Total Return Bond Fund	47	1
Seix U.S. Government Securities Ultra-Short Bond Fund	47	2

*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At December 31, 2025, the following Fund held securities issued by various companies in specific sector(s) as detailed below:
Fund	Sector	Percentage of Total Investments
Seix High Yield Fund	Financials	31%
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at December 31, 2025:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Seix High Yield Fund	LiveStyle, Inc.	12/1/2016	$—	$—	0.0%
	LiveStyle, Inc. Series B	2/10/2016-11/30/2016	309	—	0.0
Note 11. Redemption Facility
($ reported in thousands)
The Funds (other than the Seix Floating Rate High Income Fund) (“Seix Fund”) and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default.
The Seix Fund and one other affiliated fund entered into a $125,000 unsecured syndicated line of credit agreement dated March 15, 2018, as amended, (“Seix Credit Agreement”), with two commercial banks. On March 8, 2024, the unsecured line of credit was renewed as a bilateral credit agreement with one of the commercial banks and the credit amount was reduced to $100,000. The Seix Credit Agreement allows the Seix Fund to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-fifth its total net assets. Each fund, that is a party to the Seix Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Unless renewed, the Seix Credit Agreement will terminate on March 6, 2026.
Under both Credit Agreements interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended December 31, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
At December 31, 2025, the Funds did not have outstanding borrowings.
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$118,714	$1,089	$ (712)	$377
Seix Floating Rate High Income Fund	1,180,438	23,528	(31,226)	(7,698)
Seix High Grade Municipal Bond Fund	14,112	352	(42)	310
Seix High Yield Fund	399,126	10,393	(5,324)	5,069
Seix Investment Grade Tax-Exempt Bond Fund	116,273	1,679	(736)	943
Seix Total Return Bond Fund	91,233	779	(1,262)	(483)
Seix U.S. Government Securities Ultra-Short Bond Fund	398,600	3,034	(567)	2,467
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Seix Core Bond Fund	$9,079	$4,572

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Fund	Short-Term	Long-Term
Seix Floating Rate High Income Fund	$180,461	$718,174
Seix High Grade Municipal Bond Fund	1,545	1,166
Seix High Yield Fund	50,169	205,821
Seix Investment Grade Tax-Exempt Bond Fund	3,523	6,420
Seix Total Return Bond Fund	29,987	17,420
Seix U.S. Government Securities Ultra-Short Bond Fund	9,177	5,486
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Post-October Capital Loss Deferred	Capital Loss Deferred
Seix Core Bond Fund	$13	$ —	$ —	$13,651
Seix Floating Rate High Income Fund	—	—	—	898,635
Seix High Grade Municipal Bond Fund	—	—	54	2,711
Seix High Yield Fund	210	—	—	255,990
Seix Investment Grade Tax-Exempt Bond Fund	—	6	62	9,943
Seix Total Return Bond Fund	1,290	—	—	47,407
Seix U.S. Government Securities Ultra-Short Bond Fund	184	—	—	14,663
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended December 31, 2025 and December 31, 2024, was as follows:
	Ordinary Income	Tax-Exempt Distributions	Return of Capital	Total
Seix Core Bond Fund
12/31/25	$4,153	$ —	$ —	$4,153
12/31/24	2,276	—	—	2,276
Seix Floating Rate High Income Fund
12/31/25	103,352	—	2,194	105,546
12/31/24	139,879	—	—	139,879
Seix High Grade Municipal Bond Fund
12/31/25	— (a)	606	—	606
12/31/24	1	869	—	870
Seix High Yield Fund
12/31/25	28,009	—	—	28,009
12/31/24	25,562	—	—	25,562
Seix Investment Grade Tax-Exempt Bond Fund
12/31/25	— (a)	3,245	—	3,245
12/31/24	1	3,419	—	3,420
Seix Total Return Bond Fund
12/31/25	4,716	—	—	4,716
12/31/24	6,195	—	—	6,195
Seix U.S. Government Securities Ultra-Short Bond Fund
12/31/25	17,727	—	—	17,727
12/31/24	14,916	—	—	14,916

(a)	Amount is less than $500 (not in thousands).
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Note 13. Reorganization
($ reported in thousands)
Seix High Yield Fund
On November 1, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Seix High Yield Income Fund, a series of the Virtus Strategy Trust, Virtus Seix High Income Fund, a series of the Virtus Asset Trust, (the “Acquired Funds”), and the Virtus Seix High Yield Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Funds for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Funds. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on March 15, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Funds	Shares Outstanding	Acquiring Fund	Shares Converted	Net Asset Value of Converted Shares
Seix High Yield Income Fund		Seix High Yield
Class A	1,505	Class A	1,511	$11,633
Class C	81	Class A	82	629
Class P	182	Institutional Class	168	1,327
Administrative Class	17	Institutional Class	16	124
Institutional Class	1,881	Institutional Class	1,745	13,779

Seix High Income Fund		Seix High Yield
Class A	2,583	Class A	1,922	$14,797
Institutional Class	17,940	Institutional Class	12,996	102,634
Class R6	1,390	Class R6	1,005	7,945
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
	Net Assets	Unrealized Appreciation (Depreciation)
Acquired Funds
Seix High Yield Income Fund	$27,492	$(1,881)
Seix High Income Fund	125,376	(727)
Acquiring Fund
Seix High Yield	$248,923
The net assets of the Acquiring Fund immediately following the acquisition were $401,791.
Assuming the acquisition had been completed on January 1, 2024, the Seix High Yield Fund’s pro-forma results of operations for the period ended December 31, 2024 would have been as follows:
Net investment income (loss)	$28.532 (a)
Net realized and unrealized gain (loss) on investments	(148)(b)
Net increase (decrease) in net assets resulting from operations	$28,384
(a) $25,815, as reported in the Statement of Operations, plus $2,717 net investment loss from the Acquired Funds pre-merger.
(b) $28, as reported in the Statement of Operations, plus $(176) net realized and unrealized gain (loss) on investments from Acquired Funds pre-merger.
Because the Acquired Funds and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Funds that have been included in the Acquiring Fund’s Statement of Operations since March 15, 2024.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Seix U.S. Government Securities Ultra-Short Bond Fund
On November 1, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Seix Ultra-Short Bond Fund, (the “Acquired Fund”), a series of the Virtus Asset Trust, and the Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Fund. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Fund. The reorganization was accomplished by a tax-free exchange of shares on March 15, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	426	426	$4,196
Class I Shares	1,496	1,494	14,724
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$18,920	$(21)	$259,764
The net assets of the Acquiring Fund immediately following the acquisition were $278,684.
Assuming the acquisition had been completed on January 1, 2024, the Seix U.S. Government Securities Ultra-Short Bond Fund’s pro-forma results of operations for the period ended December 31, 2024 would have been as follows:
Net investment income (loss)	$15,128 (a)
Net realized and unrealized gain (loss) on investments	967 (b)
Net increase (decrease) in net assets resulting from operations	$16,095
(a) $14,918, as reported in the Statement of Operations, plus $210 net investment loss from the Acquired Fund pre-merger.
(b) $935, as reported in the Statement of Operations, plus $32 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 15, 2024.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in these financial statements.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Seix Floating Rate High Income Fund were closed for purchase by new or existing shareholders, except by existing shareholders through qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
As approved by the Board of Trustees of the Trust, pursuant to an Agreement and Plan of Reorganization, Seix High Grade Municipal Bond Fund (the “Acquired Fund”) will reorganize with and into Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”), a separate series of the Trust, on or about April 10, 2026. The Acquired Fund and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
As approved by the Board of Trustees of Virtus Opportunities Trust, pursuant to an Agreement and Plan of Reorganization, Virtus Seix Tax-Exempt Bond Fund (the “Acquired Fund”) will reorganize with and into Virtus Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”), a series of Virtus Asset Trust, on or about April 10, 2026. The Acquired Fund and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
Effective April 10, 2026, Seix Investment Grade Tax-Exempt Bond Fund will change its name to Virtus Newfleet Intermediate Municipal Bond Fund and Newfleet will replace Seix as the Subadviser.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Asset Trust and Shareholders of Virtus Seix Core Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix Total Return Bond Fund, and Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Seix Core Bond Fund, Virtus Seix Floating Rate High Income Fund, Virtus Seix High Grade Municipal Bond Fund, Virtus Seix High Yield Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund, Virtus Seix Total Return Bond Fund, and Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (seven of the Funds constituting Virtus Asset Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, agent banks, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2026

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS ASSET TRUST
OTHER INFORMATION
December 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the year ended December 31, 2025, the Funds incurred independent Trustee’s fees totaling $174 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS SEIX CORE BOND FUND, VIRTUS SEIX FLOATING RATE HIGH INCOME FUND, VIRTUS SEIX HIGH GRADE MUNICIPAL BOND FUND, VIRTUS SEIX HIGH YIELD FUND, VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND, VIRTUS SEIX TOTAL RETURN BOND FUND, AND VIRTUS SEIX U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Asset Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”), as successor in interest to Virtus Fund Advisers, LLC (now known as Virtus Capital Advisers, LLC) (“VFA”) and of the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, and VIA, as successor in interest to VFA (the “Subadviser”), with respect to the Funds. At meetings held on August 27, 2025, October 30, 2025, and November 17-18, 2025 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered the continuation of each Agreement, as further discussed below. The Agreements were approved at the November 17-18, 2025 meeting.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadviser with respect to the Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted written information requests to VIA and the Subadviser and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable funds/accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadviser by comparable funds/accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2025
Nature, Extent and Quality of Services
In response to the Independent Trustees’ request, the Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval, as applicable. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor a subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and use of soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”), as selected by Broadridge, and relevant indexes. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as the Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, including the performance of comparable funds/accounts managed by the Adviser and Subadviser, if any, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2025. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe as of April 30, 2025 when considering Fund performance.
Virtus Seix Core Bond Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fourth quintile of the Performance Universe for the 1- and 10-year periods and the fifth quintile of the Performance Universe for the 3- and 5-year periods.
Virtus Seix Floating Rate High Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the Performance Universe for the 1-, 3-, 5-, and 10-year periods.

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2025
Virtus Seix High Grade Municipal Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, and 5-year periods and outperformed the median of its Performance Universe for the 3- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the Performance Universe for the 1-year period, the third quintile of the Performance Universe for the 3- and 10-year periods, and the fourth quintile of the Performance Universe for the 5-year period.
Virtus Seix High Yield Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, and 10-year periods and outperformed its benchmark for the 5-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the Performance Universe for the 1-year period, the third quintile of the Performance Universe for the 3- and 5-year periods, and the second quintile of the Performance Universe for the 10-year period.
Virtus Seix Investment Grade Tax-Exempt Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and outperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fourth quintile of the Performance Universe for the 1- and 5-year periods and the third quintile of the Performance Universe for the 3- and 10-year periods.
Virtus Seix Total Return Bond Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fourth quintile of the Performance Universe for the 1- and 5-year periods, the fifth quintile of the Performance Universe for the 3-year period, and the third quintile of the Performance Universe for the 10-year period.
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the Performance Universe for the 1-year period, the fifth quintile of the Performance Universe for the 3- and 5-year periods, and the fourth quintile of the Performance Universe for the 10-year period.
The Board also considered management’s discussion about the reasons for each applicable Fund’s performance relative to its peer group or benchmark, including the reasons discussed for any underperformance and/or actions taken to address the underperformance. The Board also considered Management’s discussion of any limitations on the comparability of the peer funds presented, if applicable.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, most favorable in these expense component rankings, and fifth being highest and, therefore, least favorable in these expense component rankings). In comparing each Fund’s net management fee to that of peer funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Adviser and Subadviser provided, and the Board considered, fee information of comparable funds/accounts managed by the Adviser and Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Seix Core Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was below the median of the Expense Universe and net total expenses after waivers were above the median of the Expense Universe.
Virtus Seix Floating Rate High Income Fund. The Board considered that both the Fund’s net management fee and net total expenses after waivers were each in the first quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each below the median of the Expense Universe.

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2025
Virtus Seix High Grade Municipal Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus Seix High Yield Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each below the median of the Expense Universe.
Virtus Seix Investment Grade Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus Seix Total Return Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was below the median of the Expense Universe and net total expenses after waivers were above the median of the Expense Universe.
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was below the median of the Expense Universe and net total expenses after waivers were above the median of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA’s affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser and the profitability to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense limitations were in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds, among other factors. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense limitations through at least the end of 2026. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadviser would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to the Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadviser. As a result, the Board concluded that the Subadviser would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Funds, other than the fees to be earned under the applicable Agreements.
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA, the Subadvisers and their affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2025
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, including any proposed amendments, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

VIRTUS ASSET TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2025
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms. Shareholders should consult their tax advisors.

With respect to distributions paid during the year ended December 31, 2025, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
	QDI	DRD	Long-Term Capital Gain Distributions ($)
Seix Core Bond Fund	0.00%	0.00%	$0
Seix Floating Rate High Income Fund	0.03	0.03	0
Seix High Grade Municipal Bond Fund	0.00	0.00	0
Seix High Yield Fund	0.00	0.00	0
Seix Investment Grade Tax-Exempt Bond Fund	0.00	0.00	0
Seix Total Return Bond Fund	0.00	0.00	0
Seix U.S. Government Securities Ultra-Short Bond Fund	0.00	0.00	0
For federal income tax purposes, 100% of the income dividends paid by the Seix High Grade Municipal Bond Fund and Seix Investment Grade Tax-Exempt Bond Fund qualify as exempt-interest dividends.

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8636 02-26

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ASSET TRUST
December 31, 2025

Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Virtus SGA International Growth Fund
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Zevenbergen Innovative Growth Stock Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
1

Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—97.2%
Communication Services—5.7%
Alphabet, Inc. Class C	31,925	$10,018
Meta Platforms, Inc. Class A	7,177	4,738
		14,756

Consumer Discretionary—7.3%
Domino’s Pizza, Inc.	10,079	4,201
Home Depot, Inc. (The)	14,735	5,070
Lennar Corp. Class A	35,358	3,635
Starbucks Corp.	72,685	6,121
		19,027

Consumer Staples—7.0%
Brown-Forman Corp. Class B	127,291	3,317
Church & Dwight Co., Inc.	63,826	5,352
Mondelez International, Inc. Class A	102,513	5,518
Target Corp.	41,008	4,009
		18,196

Energy—6.5%
Chevron Corp.	41,931	6,391
Expand Energy Corp.	44,607	4,923
SLB Ltd.	146,499	5,622
		16,936

Financials—19.4%
Apollo Global Management, Inc.	21,999	3,185
Blackrock, Inc.	4,914	5,260
Capital One Financial Corp.	22,725	5,508
Gallagher (Arthur J.) & Co.	15,605	4,038
JPMorgan Chase & Co.	29,200	9,409
KeyCorp	290,614	5,998
Moody’s Corp.	10,605	5,417
Progressive Corp. (The)	25,733	5,860
	Shares	Value

Financials—continued
Raymond James Financial, Inc.	33,799	$5,428
		50,103

Health Care—9.2%
Becton Dickinson & Co.	19,878	3,858
Bio-Techne Corp.	66,720	3,924
Humana, Inc.	14,271	3,655
Merck & Co., Inc.	55,011	5,790
Thermo Fisher Scientific, Inc.	11,310	6,554
		23,781

Industrials—18.3%
Booz Allen Hamilton Holding Corp. Class A	56,357	4,754
Carpenter Technology Corp.	12,679	3,992
Flowserve Corp.	73,104	5,072
Ingersoll Rand, Inc.	66,896	5,299
Johnson Controls International plc	47,203	5,653
Knight-Swift Transportation Holdings, Inc. Class A	84,059	4,395
Rockwell Automation, Inc.	9,924	3,861
Union Pacific Corp.	24,075	5,569
United Rentals, Inc.	6,386	5,168
Vertiv Holdings Co. Class A	21,820	3,535
		47,298

Information Technology—11.1%
Jabil, Inc.	22,906	5,223
Nokia Oyj Sponsored ADR	774,084	5,008
Oracle Corp.	13,789	2,688
Qnity Electronics, Inc.	47,109	3,847
Salesforce, Inc.	14,735	3,903
Teradyne, Inc.	18,756	3,630
Western Digital Corp.	25,901	4,462
		28,761

	Shares	Value

Materials—5.5%
International Paper Co.	162,124	$6,386
Mosaic Co. (The)	163,319	3,935
Westlake Corp.	52,182	3,858
		14,179

Real Estate—2.4%
Equity LifeStyle Properties, Inc.	101,436	6,148
Utilities—4.8%
Ameren Corp.	62,414	6,232
PPL Corp.	174,549	6,113
		12,345

Total Common Stocks (Identified Cost $224,662)		251,530

Total Long-Term Investments—97.2% (Identified Cost $224,662)		251,530

TOTAL INVESTMENTS—97.2% (Identified Cost $224,662)		$251,530
Other assets and liabilities, net—2.8%		7,304
NET ASSETS—100.0%		$258,834

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Country Weightings (Unaudited)†
United States	94%
Ireland	2
Curaçao	2
Finland	2
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$251,530	$251,530
Total Investments	$251,530	$251,530
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
2

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—100.6%
Consumer Discretionary—10.9%
Academy Sports & Outdoors, Inc.	221,600	$11,071
Best Buy Co., Inc.	170,000	11,378
Garmin Ltd.	70,000	14,200
Gildan Activewear, Inc.	220,000	13,741
Macy’s, Inc.	600,000	13,230
Ross Stores, Inc.	67,000	12,069
Somnigroup International, Inc.	110,000	9,821
VF Corp.	825,000	14,916
Yum! Brands, Inc.	95,000	14,372
		114,798

Energy—8.5%
Cameco Corp.	230,000	21,043
Diamondback Energy, Inc.	115,000	17,288
EQT Corp.	335,000	17,956
Solaris Energy Infrastructure, Inc. Class A	390,000	17,928
TechnipFMC plc	350,000	15,596
		89,811

Financials—18.7%
Ally Financial, Inc.	425,000	19,248
Apollo Global Management, Inc.	100,000	14,476
Citizens Financial Group, Inc.	350,000	20,444
CME Group, Inc. Class A	75,000	20,481
Evercore, Inc. Class A	60,000	20,415
Gallagher (Arthur J.) & Co.	80,000	20,703
KeyCorp	970,000	20,021
Moody’s Corp.	40,000	20,434
Southstate Bank Corp.	215,000	20,234
Stifel Financial Corp.	160,000	20,035
		196,491

Health Care—5.4%
Agilent Technologies, Inc.	130,000	17,689
	Shares	Value

Health Care—continued
Bio-Techne Corp.	335,000	$19,701
Regeneron Pharmaceuticals, Inc.	25,000	19,297
		56,687

Industrials—27.5%
AAON, Inc.	250,000	19,062
Carpenter Technology Corp.	62,000	19,520
Crane Co.	95,000	17,521
Delta Air Lines, Inc.	245,000	17,003
Dover Corp.	105,000	20,500
EMCOR Group, Inc.	35,000	21,413
Ferguson Enterprises, Inc.	75,000	16,697
Herc Holdings, Inc.	105,000	15,580
Hexcel Corp.	250,000	18,475
Knight-Swift Transportation Holdings, Inc. Class A	250,000	13,070
Lincoln Electric Holdings, Inc.	75,000	17,973
Quanta Services, Inc.	42,000	17,727
Rockwell Automation, Inc.	50,000	19,453
Vertiv Holdings Co. Class A	110,000	17,821
Waste Management, Inc.	80,000	17,577
Woodward, Inc.	65,000	19,651
		289,043

Information Technology—15.9%
Corning, Inc.	235,000	20,577
Jabil, Inc.	90,000	20,522
MKS, Inc.	85,000	13,583
Motorola Solutions, Inc.	55,000	21,083
Nokia Oyj Sponsored ADR	3,200,000	20,704
TD SYNNEX Corp.	100,000	15,023
TE Connectivity plc	85,000	19,338
Teradyne, Inc.	100,000	19,356
Western Digital Corp.	100,200	17,261
		167,447

Materials—1.5%
Vulcan Materials Co.	55,000	15,687
	Shares	Value

Real Estate—5.6%
EastGroup Properties, Inc.	115,000	$20,486
Equinix, Inc.	27,000	20,686
Ventas, Inc.	225,000	17,411
		58,583

Utilities—6.6%
American Water Works Co., Inc.	120,000	15,660
CenterPoint Energy, Inc.	465,000	17,828
Entergy Corp.	210,000	19,410
NiSource, Inc.	400,000	16,704
		69,602

Total Common Stocks (Identified Cost $924,663)		1,058,149

Total Long-Term Investments—100.6% (Identified Cost $924,663)		1,058,149

TOTAL INVESTMENTS—100.6% (Identified Cost $924,663)		$1,058,149
Other assets and liabilities, net—(0.6)%		(6,248)
NET ASSETS—100.0%		$1,051,901

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Country Weightings (Unaudited)†
United States	90%
Canada	3
Finland	2
Ireland	2
United Kingdom	2
Switzerland	1
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,058,149	$1,058,149
Total Investments	$1,058,149	$1,058,149
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
3

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.9%
Consumer Discretionary—9.0%
Academy Sports & Outdoors, Inc.	24,000	$1,199
Autoliv, Inc.	8,000	950
Gildan Activewear, Inc.	16,800	1,049
Macy’s, Inc.	31,500	695
Meritage Homes Corp.	14,400	947
Murphy USA, Inc.	1,850	746
Steven Madden Ltd.	18,100	754
Vail Resorts, Inc.	7,000	930
VF Corp.	55,300	1,000
		8,270

Consumer Staples—1.0%
Reynolds Consumer Products, Inc.	38,600	885
Energy—7.5%
DT Midstream, Inc.	11,250	1,347
Matador Resources Co.	31,700	1,345
NOV, Inc.	84,350	1,318
Range Resources Corp.	35,900	1,266
Solaris Energy Infrastructure, Inc. Class A	33,700	1,549
		6,825

Financials—26.2%
Ally Financial, Inc.	37,200	1,685
Axis Capital Holdings Ltd.	8,750	937
Columbia Banking System, Inc.	58,800	1,643
Cullen/Frost Bankers, Inc.	12,000	1,520
Evercore, Inc. Class A	2,900	987
First Merchants Corp.	38,750	1,452
FNB Corp.	91,650	1,567
Glacier Bancorp, Inc.	34,900	1,537
NBT Bancorp, Inc.	32,200	1,337
Perella Weinberg Partners Class A	55,900	967
Prosperity Bancshares, Inc.	21,600	1,493
Ryan Specialty Holdings, Inc. Class A	19,000	981
Seacoast Banking Corp. of Florida	49,350	1,551
Southstate Bank Corp.	18,250	1,717
UMB Financial Corp.	15,150	1,743
Voya Financial, Inc.	16,100	1,199
	Shares	Value

Financials—continued
Wintrust Financial Corp.	11,900	$1,664
		23,980

Health Care—2.9%
Bruker Corp.	33,600	1,583
Concentra Group Holdings Parent, Inc.	53,200	1,047
		2,630

Industrials—23.5%
AAON, Inc.	22,000	1,678
Crane Co.	6,450	1,190
Esab Corp.	10,600	1,184
ESCO Technologies, Inc.	6,650	1,299
Helios Technologies, Inc.	17,900	957
Herc Holdings, Inc.	8,850	1,313
Hexcel Corp.	20,200	1,493
MSC Industrial Direct Co., Inc. Class A	10,500	883
nVent Electric plc	13,900	1,417
Primoris Services Corp.	10,550	1,310
Regal Rexnord Corp.	8,900	1,249
Schneider National, Inc. Class B	35,450	940
Simpson Manufacturing Co., Inc.	5,600	904
Tennant Co.	13,850	1,021
Timken Co. (The)	13,100	1,102
Toro Co. (The)	13,650	1,075
Valmont Industries, Inc.	3,050	1,227
WESCO International, Inc.	5,350	1,309
		21,551

Information Technology—12.4%
Advanced Energy Industries, Inc.	7,350	1,539
Amkor Technology, Inc.	35,400	1,398
Belden, Inc.	13,050	1,521
Littelfuse, Inc.	5,750	1,454
MKS, Inc.	8,500	1,358
Power Integrations, Inc.	41,900	1,489
Ralliant Corp.	27,800	1,415
TD SYNNEX Corp.	7,600	1,142
		11,316

	Shares	Value

Materials—6.5%
Element Solutions, Inc.	66,700	$1,667
HB Fuller Co.	18,000	1,070
Hudbay Minerals, Inc.	48,250	958
Louisiana-Pacific Corp.	12,050	973
Scotts Miracle-Gro Co. (The)	22,350	1,304
		5,972

Real Estate—5.0%
Agree Realty Corp.	16,650	1,199
Brixmor Property Group, Inc.	45,400	1,191
Colliers International Group, Inc.	6,550	963
EastGroup Properties, Inc.	7,000	1,247
		4,600

Utilities—4.9%
IDACORP, Inc.	12,450	1,576
OGE Energy Corp.	35,400	1,511
Pinnacle West Capital Corp.	15,550	1,379
		4,466

Total Common Stocks (Identified Cost $76,239)		90,495

Total Long-Term Investments—98.9% (Identified Cost $76,239)		90,495

TOTAL INVESTMENTS—98.9% (Identified Cost $76,239)		$90,495
Other assets and liabilities, net—1.1%		1,032
NET ASSETS—100.0%		$91,527

Abbreviation:
plc	Public Limited Company

Country Weightings (Unaudited)†
United States	94%
Canada	3
Ireland	2
Bermuda	1
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
4

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$90,495	$90,495
Total Investments	$90,495	$90,495
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements
5

SGA International Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Preferred Stock—2.5%
Germany—2.5%
Sartorius AG, 0.280%	24,320	$7,065
Total Preferred Stock (Identified Cost $6,401)		7,065

Common Stocks—96.0%
Brazil—2.0%
MercadoLibre, Inc.(1)	2,747	5,533
Canada—9.0%
Canadian Pacific Kansas City Ltd.(2)	152,185	11,206
Shopify, Inc. Class A(1)	34,984	5,631
Waste Connections, Inc.	49,565	8,692
		25,529

China—10.3%
AIA Group Ltd. (Hong Kong)	1,111,933	11,415
Alibaba Group Holding Ltd. (Hong Kong) Sponsored ADR	82,253	12,057
Yum China Holdings, Inc.	117,375	5,559
		29,031

France—5.6%
Dassault Systemes SE	259,683	7,275
L’Oreal S.A.	19,801	8,531
		15,806

Germany—4.4%
SAP SE Sponsored ADR	51,520	12,515
India—4.6%
HDFC Bank Ltd. ADR	315,405	11,525
Infosys Ltd. Sponsored ADR(2)	82,746	1,474
		12,999

Ireland—3.1%
Experian plc	191,255	8,670
Japan—6.1%
Fast Retailing Co., Ltd.	30,776	11,187
Recruit Holdings Co., Ltd.	105,750	5,973
		17,160

	Shares	Value

Mexico—2.9%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	41,956	$4,241
Wal-Mart de Mexico SAB de C.V.	1,316,699	4,095
		8,336

Netherlands—10.5%
Adyen N.V.(1)	7,309	11,811
Heineken N.V.	53,618	4,394
Universal Music Group N.V.	512,537	13,390
		29,595

Singapore—2.9%
Grab Holdings Ltd. Class A(1)	803,732	4,011
Sea Ltd. ADR(1)	32,104	4,095
		8,106

Switzerland—5.9%
Alcon AG	141,404	11,144
Galderma Group AG	27,604	5,649
		16,793

Taiwan—5.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	47,083	14,308
United Kingdom—18.8%
Aon plc Class A	32,536	11,481
ARM Holdings plc ADR(1)	49,668	5,429
Haleon plc	1,789,193	9,039
Linde plc	17,315	7,383
Sage Group plc (The)	783,915	11,444
Unilever plc Sponsored ADR	130,637	8,544
		53,320

United States—4.8%
STERIS plc	53,856	13,654
Total Common Stocks (Identified Cost $232,860)		271,355

Total Long-Term Investments—98.5% (Identified Cost $239,261)		278,420

	Shares	Value

Securities Lending Collateral—4.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(3)(4)	12,805,051	$12,805
Total Securities Lending Collateral (Identified Cost $12,805)		12,805

TOTAL INVESTMENTS—103.0% (Identified Cost $252,066)		$291,225
Other assets and liabilities, net—(3.0)%		(8,410)
NET ASSETS—100.0%		$282,815

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United Kingdom	18%
Netherlands	10
China	10
United States	9
Canada	9
Germany	7
Japan	6
Other	31
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
6

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$7,065	$7,065
Common Stocks	271,355	271,355
Securities Lending Collateral	12,805	12,805
Total Investments	$291,225	$291,225
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements
7

Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.2%
Communication Services—14.1%
Alphabet, Inc. Class A	40,036	$12,531
Alphabet, Inc. Class C	21,846	6,855
Meta Platforms, Inc. Class A	16,820	11,103
Netflix, Inc.(1)	42,000	3,938
Reddit, Inc. Class A(1)	9,647	2,218
Snap, Inc. Class A(1)	8,366	67
		36,712

Consumer Discretionary—12.6%
Amazon.com, Inc.(1)	68,593	15,833
Booking Holdings, Inc.	609	3,261
DraftKings, Inc. Class A(1)	31,232	1,076
Las Vegas Sands Corp.	16,445	1,071
Lululemon Athletica, Inc.(1)	2,104	437
MercadoLibre, Inc.(1)	716	1,442
O’Reilly Automotive, Inc.(1)	23,438	2,138
Royal Caribbean Cruises Ltd.	13,703	3,822
TJX Cos., Inc. (The)	23,681	3,638
		32,718

Consumer Staples—1.7%
Costco Wholesale Corp.	5,189	4,475
Financials—6.7%
American Express Co.	8,407	3,110
Mastercard, Inc. Class A	8,441	4,819
S&P Global, Inc.	4,970	2,597
Visa, Inc. Class A	15,427	5,410
Wells Fargo & Co.	16,887	1,574
		17,510

Health Care—7.7%
Boston Scientific Corp.(1)	5,445	519
Eli Lilly & Co.	11,101	11,930
Insulet Corp.(1)	2,062	586
Intuitive Surgical, Inc.(1)	6,809	3,856
Natera, Inc.(1)	8,612	1,973
Thermo Fisher Scientific, Inc.	1,782	1,033
		19,897

	Shares	Value

Industrials—5.9%
Deere & Co.	2,574	$1,198
Eaton Corp. plc	4,531	1,443
Emerson Electric Co.	8,208	1,089
Fair Isaac Corp.(1)	1,412	2,387
GE Vernova, Inc.	3,969	2,594
General Electric Co.	12,966	3,994
Honeywell International, Inc.	2,392	467
Rockwell Automation, Inc.	2,677	1,042
Union Pacific Corp.	4,838	1,119
		15,333

Information Technology—48.5%
Apple, Inc.	85,379	23,211
Applied Materials, Inc.	8,326	2,140
AppLovin Corp. Class A(1)	5,845	3,939
ARM Holdings plc ADR(1)	6,515	712
ASML Holding N.V. Registered Shares	788	843
Autodesk, Inc.(1)	7,217	2,136
Broadcom, Inc.	27,030	9,355
Cloudflare, Inc. Class A(1)	11,140	2,196
Crowdstrike Holdings, Inc. Class A(1)	3,532	1,656
HubSpot, Inc.(1)	1,456	584
Lattice Semiconductor Corp.(1)	5,863	431
Microsoft Corp.	61,258	29,626
NVIDIA Corp.	205,257	38,281
Onto Innovation, Inc.(1)	2,997	473
Palantir Technologies, Inc. Class A(1)	25,269	4,492
QUALCOMM, Inc.	10,057	1,720
Roper Technologies, Inc.	1,484	661
Salesforce, Inc.	5,018	1,329
ServiceNow, Inc.(1)	5,675	869
Workday, Inc. Class A(1)	7,101	1,525
		126,179

Materials—0.4%
Solstice Advanced Materials, Inc.(1)	598	29
	Shares	Value

Materials—continued
Vulcan Materials Co.	3,463	$988
		1,017

Utilities—0.6%
Vistra Corp.	9,322	1,504
Total Common Stocks (Identified Cost $81,127)		255,345

Total Long-Term Investments—98.2% (Identified Cost $81,127)		255,345

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 3.660%)(2)	543,780	544
Total Short-Term Investment (Identified Cost $544)		544

TOTAL INVESTMENTS—98.4% (Identified Cost $81,671)		$255,889
Other assets and liabilities, net—1.6%		4,141
NET ASSETS—100.0%		$260,030

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$255,345	$255,345
Money Market Mutual Fund	544	544
Total Investments	$255,889	$255,889
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
8

Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.9%
Communication Services—13.8%
Alphabet, Inc. Class A	61,000	$19,093
Meta Platforms, Inc. Class A	30,000	19,803
Netflix, Inc.(1)	120,000	11,251
Spotify Technology S.A.(1)	12,000	6,969
Trade Desk, Inc. (The) Class A(1)	140,000	5,314
		62,430

Consumer Discretionary—21.5%
Amazon.com, Inc.(1)	92,625	21,380
MercadoLibre, Inc.(1)	12,550	25,279
On Holding AG Class A(1)	120,000	5,577
Tesla, Inc.(1)	86,780	39,027
Wingstop, Inc.	26,000	6,201
		97,464

Financials—2.4%
Ares Management Corp. Class A	16,230	2,623
Toast, Inc. Class A(1)	235,000	8,345
		10,968

Health Care—8.5%
Arcutis Biotherapeutics, Inc.(1)	90,000	2,614
Caris Life Sciences, Inc.(1)	121,000	3,264
Insulet Corp.(1)	22,800	6,481
Natera, Inc.(1)	58,000	13,287
TransMedics Group, Inc.(1)	61,500	7,481
Veeva Systems, Inc. Class A(1)	25,000	5,581
		38,708

Industrials—16.5%
Axon Enterprise, Inc.(1)	45,000	25,557
Karman Holdings, Inc.(1)	93,000	6,805
Quanta Services, Inc.	21,500	9,074
Rocket Lab Corp.(1)	196,000	13,673
	Shares	Value

Industrials—continued
Uber Technologies, Inc.(1)	130,000	$10,622
Vertiv Holdings Co. Class A	56,500	9,154
		74,885

Information Technology—34.7%
Advanced Micro Devices, Inc.(1)	53,800	11,522
AppLovin Corp. Class A(1)	12,500	8,423
Credo Technology Group Holding Ltd.(1)	23,000	3,309
Crowdstrike Holdings, Inc. Class A(1)	26,600	12,469
Monolithic Power Systems, Inc.	8,500	7,704
NVIDIA Corp.	242,100	45,152
Palo Alto Networks, Inc.(1)	35,000	6,447
Samsara, Inc. Class A(1)	133,300	4,725
ServiceNow, Inc.(1)	70,000	10,723
Shopify, Inc. Class A(1)	200,000	32,194
Snowflake, Inc. Class A(1)	66,000	14,478
		157,146

Real Estate—1.5%
Zillow Group, Inc. Class C(1)	101,000	6,890
Total Common Stocks (Identified Cost $179,478)		448,491

Total Long-Term Investments—98.9% (Identified Cost $179,478)		448,491

TOTAL INVESTMENTS—98.9% (Identified Cost $179,478)		$448,491
Other assets and liabilities, net—1.1%		4,871
NET ASSETS—100.0%		$453,362

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	84%
Canada	7
Uruguay	6
Luxembourg	1
Switzerland	1
Cayman Islands	1
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$448,491	$448,491
Total Investments	$448,491	$448,491
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements
9

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Assets
Investment in securities at value(1)	$251,530	$1,058,149	$90,495
Cash	7,384	14,447	1,212
Receivables
Fund shares sold	108	914	43
Dividends	311	873	92
Tax reclaims	—	16	—
Securities lending income	1	— (a)	—
Prepaid expenses	7	—	35
Other assets	41	172	15
Total assets	259,382	1,074,571	91,892
Liabilities
Payables
Fund shares repurchased	120	21,401	205
Dividend distributions	— (a)	— (a)	—
Investment advisory fees	164	652	51
Distribution and service fees	20	34	5
Administration and accounting fees	54	142	31
Transfer agent and sub-transfer agent fees and expenses	75	97	19
Professional fees	26	30	25
Trustee deferred compensation plan	41	172	15
Interest expense and/or commitment fees	2	5	— (a)
Other accrued expenses	46	137	14
Total liabilities	548	22,670	365
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$258,834	$1,051,901	$91,527
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$223,149	$885,538	$82,997
Accumulated earnings (loss)	35,685	166,363	8,530
Net Assets	$258,834	$1,051,901	$91,527
Net Assets:
Class A	$90,099	$140,367	$20,864
Class C	$878	$4,496	$412
Class I	$84,733	$582,333	$22,365
Class R6	$83,124	$324,705	$47,886
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	9,859,132	12,054,732	3,106,324
Class C	103,368	406,125	84,379
Class I	8,751,649	48,240,387	2,922,079
Class R6	8,503,410	26,839,378	6,446,451
Net Asset Value and Redemption Price Per Share:*
Class A	$9.14	$11.64	$6.72
Class C	$8.49	$11.07	$4.89
Class I	$9.68	$12.07	$7.65
Class R6	$9.78	$12.10	$7.43
See Notes to Financial Statements
10

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$9.67	$12.32	$7.11
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$224,662	$924,663	$76,239

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
11

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Assets
Investment in securities at value(1)(2)	$291,225	$255,889	$448,491
Cash	3,380	4,211	5,975
Receivables
Fund shares sold	328	186	130
Dividends	50	27	16
Tax reclaims	1,208	—	—
Securities lending income	36	—	—
Foreign capital gains tax refund	324	—	—
Prepaid expenses	16	13	10
Other assets	46	41	75
Total assets	296,613	260,367	454,697
Liabilities
Due to custodian	— (a)	—	—
Payables
Fund shares repurchased	504	17	704
Collateral on securities loaned	12,805	—	—
Dividend distributions	— (a)	—	—
Investment advisory fees	244	107	301
Distribution and service fees	23	32	25
Administration and accounting fees	52	48	72
Transfer agent and sub-transfer agent fees and expenses	71	51	95
Professional fees	32	24	25
Trustee deferred compensation plan	46	41	75
Interest expense and/or commitment fees	4	1	3
Other accrued expenses	17	16	35
Total liabilities	13,798	337	1,335
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$282,815	$260,030	$453,362
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$251,173	$84,232	$170,729
Accumulated earnings (loss)	31,642	175,798	282,633
Net Assets	$282,815	$260,030	$453,362
Net Assets:
Class A	$101,065	$149,607	$113,113
Class C	$1,216	$—	$—
Class I	$148,040	$106,778	$314,545
Class R6	$32,494	$3,645	$25,704
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	14,025,178	14,626,940	1,919,144
Class C	160,652	—	—
Class I	19,425,647	5,866,564	4,918,715
Class R6	4,218,110	196,645	399,864
Net Asset Value and Redemption Price Per Share:*
Class A	$7.21	$10.23	$58.94
Class C	$7.57	$—	$—
Class I	$7.62	$18.20	$63.95
Class R6	$7.70	$18.53	$64.28
See Notes to Financial Statements
12

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)
	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$7.63	$10.83	$62.37
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$252,066	$81,671	$179,478
(2) Market value of securities on loan	$12,426	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
13

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED December 31, 2025
($ reported in thousands)

	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund
Investment Income
Dividends	$10,684	$24,292	$2,092
Securities lending, net of fees	6	7	—
Foreign taxes withheld	(53)	(44)	(4)
Total investment income	10,637	24,255	2,088
Expenses
Investment advisory fees	3,610	9,782	716
Distribution and service fees, Class A	221	349	58
Distribution and service fees, Class C	10	49	4
Administration and accounting fees	538	1,370	121
Transfer agent fees and expenses	230	589	42
Sub-transfer agent fees and expenses, Class A	92	219	40
Sub-transfer agent fees and expenses, Class C	1	5	— (a)
Sub-transfer agent fees and expenses, Class I	429	1,269	40
Custodian fees	3	5	1
Printing fees and expenses	42	97	18
Professional fees	44	77	28
Interest expense and/or commitment fees	3	8	1
Registration fees	61	87	44
Trustees’ fees and expenses	45	114	7
Miscellaneous expenses	51	117	12
Total expenses	5,380	14,137	1,132
Less net expenses reimbursed and/or waived by investment adviser(1)	(600)	(398)	(221)
Net expenses	4,780	13,739	911
Net investment income (loss)	5,857	10,516	1,177
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	63,329	199,885	(5,280)
Foreign currency transactions	—	(1)	— (a)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,431)	88	5,101
Foreign currency transactions	—	1	— (a)
Net realized and unrealized gain (loss) on investments	53,898	199,973	(179)
Net increase (decrease) in net assets resulting from operations	$59,755	$210,489	$998

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
14

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED December 31, 2025
($ reported in thousands)

	SGA International Growth Fund	Silvant Large-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Investment Income
Dividends	$4,642	$1,249	$348
European Union tax reclaims(1)	121	—	—
Securities lending, net of fees	195	— (a)	—
Foreign taxes withheld	(420)	(1)	—
Total investment income	4,538	1,248	348
Expenses
Investment advisory fees	2,840	1,621	4,034
Distribution and service fees, Class A	268	349	308
Distribution and service fees, Class C	18	—	—
Administration and accounting fees	354	255	524
Transfer agent fees and expenses	155	104	220
Sub-transfer agent fees and expenses, Class A	85	101	146
Sub-transfer agent fees and expenses, Class I	177	120	372
European Union tax reclaim fees	18	—	—
Custodian fees	—	1	1
Printing fees and expenses	24	22	41
Professional fees	80	31	41
Interest expense and/or commitment fees	6	1	12
Registration fees	60	47	62
Trustees’ fees and expenses	28	16	39
Miscellaneous expenses	62	19	34
Total expenses	4,175	2,687	5,834
Less net expenses reimbursed and/or waived by investment adviser(2)	(402)	(542)	(491)
Net expenses	3,773	2,145	5,343
Net investment income (loss)	765	(897)	(4,995)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(5,136)	5,471	110,232
Foreign currency transactions	24	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	35,349	36,412	(58,530)
Foreign currency transactions	136	—	—
Net realized and unrealized gain (loss) on investments	30,373	41,883	51,702
Net increase (decrease) in net assets resulting from operations	$31,138	$40,986	$46,707

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
15

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$5,857	$7,197	$10,516	$16,079
Net realized gain (loss)	63,329	117,669	199,884	263,848
Net change in unrealized appreciation (depreciation)	(9,431)	(56,376)	89	(80,268)
Increase (decrease) in net assets resulting from operations	59,755	68,490	210,489	199,659
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(13,877)	(16,261)	(21,797)	(10,971)
Class C	(142)	(253)	(723)	(452)
Class I	(14,822)	(55,829)	(103,681)	(84,645)
Class R6	(15,099)	(42,232)	(51,842)	(30,885)
Total dividends and distributions to shareholders	(43,940)	(114,575)	(178,043)	(126,953)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	9,371	(13,137)	(6,922)	(33,454)
Class C	(312)	(217)	(1,498)	(3,023)
Class I	(216,595)	(67,982)	(575,641)	(358,932)
Class R6	(152,246)	1,171	(72,893)	(195,442)
Increase (decrease) in net assets from capital transactions	(359,782)	(80,165)	(656,954)	(590,851)
Net increase (decrease) in net assets	(343,967)	(126,250)	(624,508)	(518,145)
Net Assets
Beginning of period	602,801	729,051	1,676,409	2,194,554
End of Period	$258,834	$602,801	$1,051,901	$1,676,409
See Notes to Financial Statements
16

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Ceredex Small-Cap Value Equity Fund		SGA International Growth Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,177	$1,103	$765	$1,179
Net realized gain (loss)	(5,280)	10,894	(5,112)	168,002
Net change in unrealized appreciation (depreciation)	5,101	(3,240)	35,485	(216,251)
Increase (decrease) in net assets resulting from operations	998	8,757	31,138	(47,070)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(127)	(3,307)	(1,296)	(25,691)
Class C	(5)	(71)	(16)	(583)
Class I	(243)	(3,506)	(2,030)	(54,534)
Class R6	(585)	(6,076)	(791)	(9,237)
Total dividends and distributions to shareholders	(960)	(12,960)	(4,133)	(90,045)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(5,374)	(1,829)	(9,626)	131,504
Class C	(20)	(90)	(1,166)	3,149
Class I	(8,632)	(4,203)	(93,929)	246,831
Class R6	(3,360)	19,051	(10,646)	47,808
Increase (decrease) in net assets from capital transactions	(17,386)	12,929	(115,367)	429,292
Net increase (decrease) in net assets	(17,348)	8,726	(88,362)	292,177
Net Assets
Beginning of period	108,875	100,149	371,177	79,000
End of Period	$91,527	$108,875	$282,815	$371,177
See Notes to Financial Statements
17

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Silvant Large-Cap Growth Stock Fund		Zevenbergen Innovative Growth Stock Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(897)	$(661)	$(4,995)	$(5,420)
Net realized gain (loss)	5,471	2,089	110,232	55,508
Net change in unrealized appreciation (depreciation)	36,412	47,312	(58,530)	111,735
Increase (decrease) in net assets resulting from operations	40,986	48,740	46,707	161,823
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3,196)	(1,219)	—	—
Class I	(1,263)	(273)	—	—
Class R6	(42)	(63)	—	—
Total dividends and distributions to shareholders	(4,501)	(1,555)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(9,106)	(6,201)	(29,309)	(34,894)
Class I	25,826	25,580	(95,696)	(120,780)
Class R6	(913)	1,810	(8,881)	(1,273)
Increase (decrease) in net assets from capital transactions	15,807	21,189	(133,886)	(156,947)
Net increase (decrease) in net assets	52,292	68,374	(87,179)	4,876
Net Assets
Beginning of period	207,738	139,364	540,541	535,665
End of Period	$260,030	$207,738	$453,362	$540,541
See Notes to Financial Statements
18

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/25 to 12/31/25	$9.64	0.08	1.03	1.11	(0.31)	(1.30)	(1.61)	—	(0.50)	$9.14	11.77%	$90,099	1.24%	1.25%	0.83%	157%
1/1/24 to 12/31/24	10.75	0.08	1.00	1.08	(0.11)	(2.08)	(2.19)	—	(1.11)	9.64	10.26	84,613	1.24	1.25	0.75	112
1/1/23 to 12/31/23	9.62	0.11	1.28	1.39	(0.15)	(0.11)	(0.26)	—	1.13	10.75	14.57	104,316	1.24	1.27	1.12	132
1/1/22 to 12/31/22	12.54	0.07	(1.90)	(1.83)	(0.11)	(0.98)	(1.09)	— (8)	(2.92)	9.62	(14.34)	138,781	1.26 (9)	1.28	0.64	146
1/1/21 to 12/31/21	13.29	0.08	3.15	3.23	(0.10)	(3.88)	(3.98)	—	(0.75)	12.54	25.24	195,762	1.24 (10)(11)	1.24	0.55	159
Class C
1/1/25 to 12/31/25	$9.05	0.03	0.96	0.99	(0.25)	(1.30)	(1.55)	—	(0.56)	$8.49	11.25%	$878	1.72%	2.05%	0.33%	157%
1/1/24 to 12/31/24	10.23	0.03	0.94	0.97	(0.07)	(2.08)	(2.15)	—	(1.18)	9.05	9.68	1,237	1.72	2.04	0.26	112
1/1/23 to 12/31/23	9.14	0.06	1.20	1.26	(0.06)	(0.11)	(0.17)	—	1.09	10.23	13.95	1,581	1.72	2.02	0.61	132
1/1/22 to 12/31/22	11.95	0.02	(1.80)	(1.78)	(0.05)	(0.98)	(1.03)	— (8)	(2.81)	9.14	(14.64)	2,277	1.73 (9)	1.96	0.16	146
1/1/21 to 12/31/21	12.82	0.01	3.02	3.03	(0.02)	(3.88)	(3.90)	—	(0.87)	11.95	24.57	3,294	1.72	1.92	0.06	159
Class I
1/1/25 to 12/31/25	$9.96	0.11	1.07	1.18	(0.16)	(1.30)	(1.46)	—	(0.28)	$9.68	12.08%	$84,733	0.97%	1.08%	1.03%	157%
1/1/24 to 12/31/24	11.04	0.12	1.02	1.14	(0.14)	(2.08)	(2.22)	—	(1.08)	9.96	10.51	291,616	0.97	1.10	1.01	112
1/1/23 to 12/31/23	9.86	0.14	1.31	1.45	(0.16)	(0.11)	(0.27)	—	1.18	11.04	14.87	380,748	0.97	1.12	1.42	132
1/1/22 to 12/31/22	12.79	0.10	(1.93)	(1.83)	(0.12)	(0.98)	(1.10)	— (8)	(2.93)	9.86	(14.07)	327,199	0.98 (9)	1.08	0.88	146
1/1/21 to 12/31/21	13.50	0.12	3.20	3.32	(0.15)	(3.88)	(4.03)	—	(0.71)	12.79	25.48	632,220	0.97	1.00	0.82	159
Class R6
1/1/25 to 12/31/25	$10.10	0.14	1.08	1.22	(0.24)	(1.30)	(1.54)	—	(0.32)	$9.78	12.38%	$83,124	0.72%	0.89%	1.37%	157%
1/1/24 to 12/31/24	11.17	0.15	1.04	1.19	(0.18)	(2.08)	(2.26)	—	(1.07)	10.10	10.87	225,335	0.72	0.89	1.26	112
1/1/23 to 12/31/23	9.99	0.17	1.32	1.49	(0.20)	(0.11)	(0.31)	—	1.18	11.17	15.09	242,406	0.72	0.87	1.65	132
1/1/22 to 12/31/22	12.96	0.13	(1.96)	(1.83)	(0.16)	(0.98)	(1.14)	— (8)	(2.97)	9.99	(13.85)	268,455	0.73 (9)	0.87	1.14	146
1/1/21 to 12/31/21	13.61	0.16	3.23	3.39	(0.16)	(3.88)	(4.04)	—	(0.65)	12.96	25.85	406,381	0.72	0.83	1.05	159

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/25 to 12/31/25	$11.70	0.06	1.89	1.95	(0.11)	(1.90)	(2.01)	—	(0.06)	$11.64	17.24%	$140,367	1.31% (11)	1.31%	0.48%	192%
1/1/24 to 12/31/24	11.52	0.06	1.05	1.11	(0.10)	(0.83)	(0.93)	—	0.18	11.70	9.76	146,811	1.29 (11)	1.29	0.51	141
1/1/23 to 12/31/23	10.51	0.06	1.06	1.12	(0.11)	—	(0.11)	—	1.01	11.52	10.63	175,541	1.29 (11)	1.29	0.56	140
1/1/22 to 12/31/22	13.14	0.05	(1.98)	(1.93)	(0.07)	(0.63)	(0.70)	—	(2.63)	10.51	(14.22)	208,364	1.29 (9)(11)	1.29	0.45	166
1/1/21 to 12/31/21	12.15	0.01	3.42	3.43	—	(2.44)	(2.44)	—	0.99	13.14	28.73	280,185	1.28 (11)	1.28	0.05	157
Class C
1/1/25 to 12/31/25	$11.20	— (8)	1.81	1.81	(0.04)	(1.90)	(1.94)	—	(0.13)	$11.07	16.76%	$4,496	1.76%	2.01%	0.03%	192%
1/1/24 to 12/31/24	11.06	— (8)	1.00	1.00	(0.03)	(0.83)	(0.86)	—	0.14	11.20	9.17	6,037	1.76	2.00	0.03	141
1/1/23 to 12/31/23	10.08	0.01	1.01	1.02	(0.04)	—	(0.04)	—	0.98	11.06	10.10	8,833	1.76	1.91	0.07	140
1/1/22 to 12/31/22	12.63	(0.01)	(1.89)	(1.90)	(0.02)	(0.63)	(0.65)	—	(2.55)	10.08	(14.62)	13,743	1.80 (9)	2.01	(0.12)	166
1/1/21 to 12/31/21	11.82	(0.06)	3.31	3.25	—	(2.44)	(2.44)	—	0.81	12.63	28.01	26,690	1.79	1.97	(0.46)	157
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
19

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Ceredex Mid-Cap Value Equity Fund (Continued)
Class I
1/1/25 to 12/31/25	$12.00	0.09	1.96	2.05	(0.08)	(1.90)	(1.98)	—	0.07	$12.07	17.66%	$582,333	1.04% (11)	1.04%	0.72%	192%
1/1/24 to 12/31/24	11.80	0.10	1.06	1.16	(0.13)	(0.83)	(0.96)	—	0.20	12.00	9.95	1,131,149	1.01 (11)	1.01	0.79	141
1/1/23 to 12/31/23	10.76	0.09	1.09	1.18	(0.14)	—	(0.14)	—	1.04	11.80	10.97	1,441,449	1.02 (11)	1.02	0.85	140
1/1/22 to 12/31/22	13.41	0.08	(2.01)	(1.93)	(0.09)	(0.63)	(0.72)	—	(2.65)	10.76	(13.92)	1,608,611	1.02 (9)(11)	1.02	0.70	166
1/1/21 to 12/31/21	12.37	0.05	3.48	3.53	(0.05)	(2.44)	(2.49)	—	1.04	13.41	28.99	2,383,753	1.00 (11)	1.00	0.34	157
Class R6
1/1/25 to 12/31/25	$12.07	0.12	1.98	2.10	(0.17)	(1.90)	(2.07)	—	0.03	$12.10	17.92%	$324,705	0.79%	0.90%	1.00%	192%
1/1/24 to 12/31/24	11.86	0.13	1.07	1.20	(0.16)	(0.83)	(0.99)	—	0.21	12.07	10.24	392,412	0.79	0.88	1.00	141
1/1/23 to 12/31/23	10.81	0.12	1.09	1.21	(0.16)	—	(0.16)	—	1.05	11.86	11.21	568,731	0.79	0.87	1.06	140
1/1/22 to 12/31/22	13.48	0.11	(2.03)	(1.92)	(0.12)	(0.63)	(0.75)	—	(2.67)	10.81	(13.76)	726,488	0.80 (9)	0.88	0.94	166
1/1/21 to 12/31/21	12.42	0.08	3.50	3.58	(0.08)	(2.44)	(2.52)	—	1.06	13.48	29.34	999,171	0.79	0.85	0.54	157

Ceredex Small-Cap Value Equity Fund
Class A
1/1/25 to 12/31/25	$6.69	0.05	0.02	0.07	(0.04)	—	(0.04)	—	0.03	$6.72	1.05%	$20,864	1.46%	1.46%	0.73%	77%
1/1/24 to 12/31/24	7.03	0.05	0.55	0.60	(0.07)	(0.87)	(0.94)	—	(0.34)	6.69	8.67	26,271	1.46	1.54	0.71	79
1/1/23 to 12/31/23	7.15	0.07	0.92	0.99	(0.27)	(0.84)	(1.11)	—	(0.12)	7.03	14.30	29,003	1.45	1.46	0.91	94
1/1/22 to 12/31/22	9.88	0.05	(1.11)	(1.06)	(0.06)	(1.61)	(1.67)	—	(2.73)	7.15	(10.31)	29,680	1.47 (9)	1.50	0.52	73
1/1/21 to 12/31/21	9.31	0.04	2.41	2.45	(0.09)	(1.79)	(1.88)	—	0.57	9.88	26.91	53,388	1.45 (12)	1.46	0.39	69
Class C
1/1/25 to 12/31/25	$4.92	0.02	0.01	0.03	(0.06)	—	(0.06)	—	(0.03)	$4.89	0.61%	$412	1.81%	2.18%	0.39%	77%
1/1/24 to 12/31/24	5.41	0.02	0.42	0.44	(0.06)	(0.87)	(0.93)	—	(0.49)	4.92	8.35	434	1.81	2.24	0.35	79
1/1/23 to 12/31/23	5.75	0.03	0.74	0.77	(0.27)	(0.84)	(1.11)	—	(0.34)	5.41	13.95	548	1.80	2.15	0.53	94
1/1/22 to 12/31/22	8.38	0.01	(0.94)	(0.93)	(0.09)	(1.61)	(1.70)	—	(2.63)	5.75	(10.67)	646	1.83 (9)	2.28	0.19	73
1/1/21 to 12/31/21	8.11	0.01	2.08	2.09	(0.03)	(1.79)	(1.82)	—	0.27	8.38	26.42	987	1.84 (12)	2.20	0.06	69
Class I
1/1/25 to 12/31/25	$7.61	0.10	0.02	0.12	(0.08)	—	(0.08)	—	0.04	$7.65	1.61%	$22,365	0.82%	1.21%	1.36%	77%
1/1/24 to 12/31/24	7.86	0.08	0.62	0.70	(0.08)	(0.87)	(0.95)	—	(0.25)	7.61	9.00	30,771	1.15	1.29	1.02	79
1/1/23 to 12/31/23	7.66	0.09	1.00	1.09	(0.05)	(0.84)	(0.89)	—	0.20	7.86	14.70	35,343	1.14	1.22	1.11	94
1/1/22 to 12/31/22	10.48	0.08	(1.18)	(1.10)	(0.11)	(1.61)	(1.72)	—	(2.82)	7.66	(10.09)	159,199	1.17 (9)	1.25	0.83	73
1/1/21 to 12/31/21	9.77	0.08	2.53	2.61	(0.11)	(1.79)	(1.90)	—	0.71	10.48	27.20	282,308	1.18 (12)	1.20	0.68	69
Class R6
1/1/25 to 12/31/25	$7.39	0.10	0.03	0.13	(0.09)	—	(0.09)	—	0.04	$7.43	1.76%	$47,886	0.77%	1.04%	1.42%	77%
1/1/24 to 12/31/24	7.68	0.11	0.60	0.71	(0.13)	(0.87)	(1.00)	—	(0.29)	7.39	9.34	51,399	0.88	1.11	1.32	79
1/1/23 to 12/31/23	7.69	0.12	1.00	1.12	(0.29)	(0.84)	(1.13)	—	(0.01)	7.68	14.97	35,255	0.87	1.06	1.47	94
1/1/22 to 12/31/22	10.48	0.10	(1.17)	(1.07)	(0.11)	(1.61)	(1.72)	—	(2.79)	7.69	(9.79)	61,439	0.89 (9)	1.06	1.06	73
1/1/21 to 12/31/21	9.79	0.11	2.54	2.65	(0.17)	(1.79)	(1.96)	—	0.69	10.48	27.61	129,173	0.88	1.03	0.94	69
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
20

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

SGA International Growth Fund
Class A
1/1/25 to 12/31/25	$6.67	— (8)	0.63	0.63	(0.02)	(0.07)	(0.09)	—	0.54	$7.21	9.39%	$101,065	1.31%	1.42%	0.05%	33%
1/1/24 to 12/31/24	9.41	0.01	(0.66)	(0.65)	— (8)	(2.09)	(2.09)	—	(2.74)	6.67	(7.20)	102,204	1.31 (13)	1.49	0.07	22 (14)
1/1/23 to 12/31/23	8.05	0.01	1.36	1.37	—	(0.01)	(0.01)	—	1.36	9.41	17.05	7,708	1.32	1.57	0.09	10
1/1/22 to 12/31/22	10.45	(0.02)	(1.94)	(1.96)	—	(0.44)	(0.44)	—	(2.40)	8.05	(18.42)	7,530	1.33 (9)	1.62	(0.20)	36
1/1/21 to 12/31/21	10.42	(0.04)	0.90	0.86	—	(0.83)	(0.83)	—	0.03	10.45	8.36	7,129	1.32	1.55	(0.39)	44
Class C
1/1/25 to 12/31/25	$7.03	(0.05)	0.66	0.61	—	(0.07)	(0.07)	—	0.54	$7.57	8.61%	$1,216	2.06%	2.09%	(0.69) %	33%
3/8/2024(15) to 12/31/24	9.98	(0.05)	(0.81)	(0.86)	— (8)	(2.09)	(2.09)	—	(2.95)	7.03	(8.94)	2,234	2.06 (13)	2.09	(0.65)	22 (14)
Class I
1/1/25 to 12/31/25	$7.03	0.02	0.66	0.68	(0.02)	(0.07)	(0.09)	—	0.59	$7.62	9.66%	$148,040	1.06%	1.18%	0.31%	33%
1/1/24 to 12/31/24	9.77	0.03	(0.68)	(0.65)	— (8)	(2.09)	(2.09)	—	(2.74)	7.03	(6.95)	225,840	1.06 (13)	1.24	0.33	22 (14)
1/1/23 to 12/31/23	8.36	0.03	1.41	1.44	(0.02)	(0.01)	(0.03)	—	1.41	9.77	17.25	64,471	1.07	1.32	0.37	10
1/1/22 to 12/31/22	10.80	— (8)	(2.00)	(2.00)	—	(0.44)	(0.44)	—	(2.44)	8.36	(18.19)	28,164	1.08 (9)	1.37	0.03	36
1/1/21 to 12/31/21	10.72	(0.02)	0.93	0.91	—	(0.83)	(0.83)	—	0.08	10.80	8.59	39,493	1.07	1.29	(0.14)	44
Class R6
1/1/25 to 12/31/25	$7.11	0.03	0.67	0.70	(0.04)	(0.07)	(0.11)	—	0.59	$7.70	9.74%	$32,494	0.96%	1.08%	0.36%	33%
1/1/24 to 12/31/24	9.85	0.04	(0.69)	(0.65)	— (8)	(2.09)	(2.09)	—	(2.74)	7.11	(6.89)	40,899	0.96 (13)	1.11	0.43	22 (14)
1/1/23 to 12/31/23	8.42	0.04	1.43	1.47	(0.03)	(0.01)	(0.04)	—	1.43	9.85	17.53	6,821	0.95	1.18	0.45	10
1/1/22 to 12/31/22	10.87	0.01	(2.02)	(2.01)	—	(0.44)	(0.44)	—	(2.45)	8.42	(18.17)	2,662	0.97 (9)	1.26	0.16	36
1/1/21 to 12/31/21	10.77	— (8)	0.93	0.93	—	(0.83)	(0.83)	—	0.10	10.87	8.74	2,058	0.95	1.19	(0.03)	44

Silvant Large-Cap Growth Stock Fund
Class A
1/1/25 to 12/31/25	$8.80	(0.05)	1.70	1.65	—	(0.22)	(0.22)	—	1.43	$10.23	18.86%	$149,607	1.03%	1.24%	(0.49) %	12%
1/1/24 to 12/31/24	6.71	(0.04)	2.21	2.17	—	(0.08)	(0.08)	—	2.09	8.80	32.32	137,857	1.03	1.25	(0.44)	12
1/1/23 to 12/31/23	4.67	(0.03)	2.31	2.28	—	(0.24)	(0.24)	—	2.04	6.71	48.98	110,076	1.24 (9)	1.27	(0.53)	17
1/1/22 to 12/31/22	7.12	(0.04)	(2.05)	(2.09)	—	(0.36)	(0.36)	—	(2.45)	4.67	(29.42)	79,935	1.24 (9)	1.27	(0.66)	3
1/1/21 to 12/31/21	6.50	(0.05)	1.55	1.50	—	(0.88)	(0.88)	—	0.62	7.12	23.74	123,191	1.23	1.24	(0.75)	5
Class I
1/1/25 to 12/31/25	$15.48	(0.04)	2.98	2.94	—	(0.22)	(0.22)	—	2.72	$18.20	19.05%	$106,778	0.77%	1.05%	(0.23) %	12%
1/1/24 to 12/31/24	11.71	(0.03)	3.88	3.85	—	(0.08)	(0.08)	—	3.77	15.48	32.87	65,908	0.77	1.06	(0.18)	12
1/1/23 to 12/31/23	8.01	(0.03)	3.97	3.94	—	(0.24)	(0.24)	—	3.70	11.71	49.28	28,986	0.98 (9)	1.08	(0.29)	17
1/1/22 to 12/31/22	11.82	(0.04)	(3.41)	(3.45)	—	(0.36)	(0.36)	—	(3.81)	8.01	(29.23)	8,399	0.98 (9)	1.08	(0.41)	3
1/1/21 to 12/31/21	10.28	(0.05)	2.47	2.42	—	(0.88)	(0.88)	—	1.54	11.82	23.97	13,693	0.97	1.06	(0.48)	5
Class R6
1/1/25 to 12/31/25	$15.75	(0.03)	3.03	3.00	—	(0.22)	(0.22)	—	2.78	$18.53	19.11%	$3,645	0.72%	0.91%	(0.19) %	12%
1/1/24 to 12/31/24	11.91	(0.03)	3.95	3.92	—	(0.08)	(0.08)	—	3.84	15.75	32.91	3,973	0.72	0.92	(0.18)	12
1/1/23 to 12/31/23	8.14	(0.02)	4.03	4.01	—	(0.24)	(0.24)	—	3.77	11.91	49.35	302	0.91 (9)	0.96	(0.20)	17
1/1/22 to 12/31/22	11.98	(0.03)	(3.45)	(3.48)	—	(0.36)	(0.36)	—	(3.84)	8.14	(29.08)	102	0.91 (9)	0.94	(0.35)	3
1/1/21 to 12/31/21	10.40	(0.05)	2.51	2.46	—	(0.88)	(0.88)	—	1.58	11.98	24.08	2,237	0.90	0.91	(0.42)	5
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
21

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/25 to 12/31/25	$53.61	(0.66)	5.99	5.33	—	—	—	—	5.33	$58.94	9.94%	$113,113	1.25%	1.36%	(1.18) %	22%
1/1/24 to 12/31/24	39.57	(0.55)	14.59	14.04	—	—	—	—	14.04	53.61	35.48	131,261	1.25	1.35	(1.20)	13
1/1/23 to 12/31/23	23.96	(0.39)	16.00	15.61	—	—	—	—	15.61	39.57	65.15	127,623	1.24	1.37	(1.17)	20
1/1/22 to 12/31/22	56.07	(0.43)	(30.57)	(31.00)	—	(1.11)	(1.11)	—	(32.11)	23.96	(55.42)	87,437	1.27 (9)	1.40	(1.26)	17
1/1/21 to 12/31/21	62.40	(0.75)	(5.58)	(6.33)	—	—	—	—	(6.33)	56.07	(10.14)	266,661	1.25	1.32	(1.24)	53
Class I
1/1/25 to 12/31/25	$58.02	(0.57)	6.50	5.93	—	—	—	—	5.93	$63.95	10.22%	$314,545	1.00%	1.10%	(0.93) %	22%
1/1/24 to 12/31/24	42.72	(0.47)	15.77	15.30	—	—	—	—	15.30	58.02	35.81	377,637	1.00	1.10	(0.95)	13
1/1/23 to 12/31/23	25.80	(0.33)	17.25	16.92	—	—	—	—	16.92	42.72	65.58	386,061	0.99	1.09	(0.92)	20
1/1/22 to 12/31/22	60.05	(0.37)	(32.77)	(33.14)	—	(1.11)	(1.11)	—	(34.25)	25.80	(55.31)	221,530	1.02 (9)	1.16	(1.01)	17
1/1/21 to 12/31/21	66.67	(0.64)	(5.98)	(6.62)	—	—	—	—	(6.62)	60.05	(9.93)	823,212	1.00	1.05	(0.99)	53
Class R6
1/1/25 to 12/31/25	$58.26	(0.51)	6.53	6.02	—	—	—	—	6.02	$64.28	10.33%	$25,704	0.90%	0.99%	(0.83) %	22%
1/1/24 to 12/31/24	42.86	(0.42)	15.82	15.40	—	—	—	—	15.40	58.26	35.93	31,643	0.90	0.99	(0.85)	13
1/1/23 to 12/31/23	25.86	(0.30)	17.30	17.00	—	—	—	—	17.00	42.86	65.74	21,981	0.89	0.98	(0.82)	20
1/1/22 to 12/31/22	60.12	(0.32)	(32.83)	(33.15)	—	(1.11)	(1.11)	—	(34.26)	25.86	(55.26)	9,019	0.92 (9)	1.01	(0.91)	17
1/1/21 to 12/31/21	66.67	(0.58)	(5.97)	(6.55)	—	—	—	—	(6.55)	60.12	(9.82)	17,098	0.90	0.95	(0.90)	53

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Amount is less than $0.005 per share.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(11)	The share class is currently under its expense limitation.
(12)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(13)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2024 were 1.30% (Class A), 2.05% (Class C), 1.05% (Class I) and 0.95% (Class R6).
(14)	The cost of purchases and proceeds from sales related to the merger excluded from the portfolio turnover were $502,251 and $537,375, respectively. Please see Note 12 in Notes to Financial Statements.
(15)	Inception date.
See Notes to Financial Statements
22

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 13 funds of the Trust are offered for sale, of which 6 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and each Fund (other than the Virtus Silvant Large-Cap Growth Stock Fund) is diversified. The Virtus Silvant Large-Cap Growth Stock Fund is non-diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class I shares and Class R6 shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Ceredex Small-Cap Value Equity Fund and SGA International Growth Fund.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
23

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
A.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
For the year ended December 31, 2025, each Fund did not incur a material income tax expense. Accordingly, the disclosures required by FASB Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Codification Topic 740) – Improvements to Income Tax Disclosures, are not applicable or are not material to the Funds.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative
24

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
25

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
At December 31, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
SGA International Growth Fund	$12,426	$12,426	$ —

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of December 31, 2025 for the Fund:
Fund	Investment of Cash Collateral	Overnight and Continuous
SGA International Growth Fund	Money Market Mutual Fund	$12,805
H.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:
First $500 Million
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.75
SGA International Growth Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Zevenbergen Innovative Growth Stock Fund	0.80
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
       First $500 million = none — no discount from full fee
       Next $500 million = 5% discount from full fee
       Next $4 billion = 10% discount from full fee
       Over $5 billion = 15% discount from full fee
26

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
B.
Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:
Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex(1)
Ceredex Mid-Cap Value Equity Fund	Ceredex(1)
Ceredex Small-Cap Value Equity Fund	Ceredex(1)
SGA International Growth Fund	SGA(2)
Silvant Large-Cap Growth Stock Fund	Silvant(3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen(4)

(1)	Ceredex Value Advisors LLC (“Ceredex”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24%	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.35	1.76	1.05	0.79
Ceredex Small-Cap Value Equity Fund	1.46	1.81	0.82	0.77
SGA International Growth Fund	1.30	2.05	1.05	0.95
Silvant Large-Cap Growth Stock Fund	1.03	N/A	0.77	0.72
Zevenbergen Innovative Growth Stock Fund	1.25	N/A	1.00	0.90
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending December 31:
	Expiration
Fund	2026	2027	2028	Total
Virtus Ceredex Large-Cap Value Equity Fund
Class A	$32	$18	$19	$69
Class C	6	4	3	13
Class I	643	560	256	1,459
Class R6	374	394	339	1,107
Virtus Ceredex Mid-Cap Value Equity Fund
Class C	16	18	12	46
Class R6	544	440	386	1,370
Virtus Ceredex Small-Cap Value Equity Fund
Class A	— (1)	22	5	27
Class C	2	2	1	5
Class I	107	46	91	244
Class R6	82	97	128	307
27

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
	Expiration
Fund	2026	2027	2028	Total
Virtus SGA International Growth Fund
Class A	$12	$201	$129	$342
Class C	—	1	1	2
Class I	87	522	248	857
Class R6	8	48	59	115
Virtus Silvant Large-Cap Growth Stock Fund
Class A	25	282	291	598
Class I	25	132	245	402
Class R6	— (1)	14	6	20
Virtus Zevenbergen Innovative Growth Stock Fund
Class A	150	131	136	417
Class I	327	380	330	1,037
Class R6	11	28	25	64

During the fiscal year ended December 31, 2025, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
Ceredex Large-Cap Value Equity Fund	$7	$—	$10	$—	$17
Ceredex Small-Cap Value Equity Fund	4	—	—	—	4
SGA International Growth Fund	7	— (1)	26	2	35

(1)	Amount is less than $500 (not in thousands).
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended December 31, 2025, it retained net commissions of $29 for Class A shares and CDSC of $—(1) for Class C shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500 (not in thousands).
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended December 31, 2025, the Funds incurred administration fees totaling $2,894 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended December 31, 2025, the Funds incurred transfer agent fees totaling $1,296 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended December 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2025.
28

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended December 31, 2025, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$778,319	$1,169,917
Ceredex Mid-Cap Value Equity Fund	2,535,768	3,324,794
Ceredex Small-Cap Value Equity Fund	72,695	90,063
SGA International Growth Fund	107,623	220,469
Silvant Large-Cap Growth Stock Fund	36,370	27,790
Zevenbergen Innovative Growth Stock Fund	112,696	252,457
There were no purchases or sales of long-term U.S. government and agency securities during the year ended December 31, 2025.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,234	$11,949	621	$6,911	905	$10,698	1,338	$16,333
Reinvestment of distributions	1,479	13,555	1,623	15,771	1,776	20,563	898	10,364
Shares repurchased and cross class conversions	(1,635)	(16,133)	(3,169)	(35,819)	(3,179)	(38,183)	(4,918)	(60,151)
Net Increase / (Decrease)	1,078	$9,371	(925)	$(13,137)	(498)	$(6,922)	(2,682)	$(33,454)
Class C
Shares sold and cross class conversions	10	$91	14	$144	25	$273	31	$368
Reinvestment of distributions	16	134	25	232	64	702	39	431
Shares repurchased and cross class conversions	(59)	(537)	(57)	(593)	(222)	(2,473)	(330)	(3,822)
Net Increase / (Decrease)	(33)	$(312)	(18)	$(217)	(133)	$(1,498)	(260)	$(3,023)
Class I
Shares sold and cross class conversions	3,618	$36,254	9,416	$107,409	6,061	$73,424	8,607	$107,216
Reinvestment of distributions	1,510	14,694	5,523	55,518	8,485	101,230	7,040	83,381
Shares repurchased and cross class conversions	(25,652)	(267,543)	(20,155)	(230,909)	(60,553)	(750,295)	(43,607)	(549,529)
Net Increase / (Decrease)	(20,524)	$(216,595)	(5,216)	$(67,982)	(46,007)	$(575,641)	(27,960)	$(358,932)
Class R6
Shares sold and cross class conversions	8,301	$86,261	5,336	$63,588	4,112	$50,956	4,901	$61,904
Reinvestment of distributions	1,531	15,064	4,130	42,007	3,810	45,766	2,321	27,623
Shares repurchased and cross class conversions	(23,645)	(253,571)	(8,848)	(104,424)	(13,603)	(169,615)	(22,672)	(284,969)
Net Increase / (Decrease)	(13,813)	$(152,246)	618	$1,171	(5,681)	$(72,893)	(15,450)	$(195,442)

29

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	313	$1,997	265	$1,904	2,586	$17,698	1,200	$10,222
Shares issued-merger (See Note 12)	—	—	—	—	—	—	15,893	151,272
Reinvestment of distributions	19	127	493	3,296	169	1,225	3,573	24,193
Shares repurchased and cross class conversions	(1,152)	(7,498)	(958)	(7,029)	(4,060)	(28,549)	(6,156)	(54,183)
Net Increase / (Decrease)	(820)	$(5,374)	(200)	$(1,829)	(1,305)	$(9,626)	14,510	$131,504
Class C
Shares sold and cross class conversions	2	$10	3	$18	11	$80	7	$68
Shares issued-merger (See Note 12)	—	—	—	—	—	—	443	4,416
Reinvestment of distributions	1	5	15	71	2	16	81	581
Shares repurchased and cross class conversions	(7)	(35)	(31)	(179)	(170)	(1,262)	(213)	(1,916)
Net Increase / (Decrease)	(4)	$(20)	(13)	$(90)	(157)	$(1,166)	318	$3,149
Class I
Shares sold and cross class conversions	270	$1,987	244	$1,969	3,291	$24,410	9,017	$76,579
Shares issued-merger (See Note 12)	—	—	—	—	—	—	41,885	414,406
Reinvestment of distributions	31	237	452	3,435	259	1,983	7,357	52,532
Shares repurchased and cross class conversions	(1,422)	(10,856)	(1,151)	(9,607)	(16,245)	(120,322)	(32,734)	(296,686)
Net Increase / (Decrease)	(1,121)	$(8,632)	(455)	$(4,203)	(12,695)	$(93,929)	25,525	$246,831
Class R6
Shares sold and cross class conversions	1,381	$9,685	2,671	$22,068	3,850	$30,134	2,712	$25,826
Shares issued-merger (See Note 12)	—	—	—	—	—	—	4,366	43,554
Reinvestment of distributions	78	585	825	6,076	102	788	1,268	9,152
Shares repurchased and cross class conversions	(1,964)	(13,630)	(1,133)	(9,093)	(5,485)	(41,568)	(3,287)	(30,724)
Net Increase / (Decrease)	(505)	$(3,360)	2,363	$19,051	(1,533)	$(10,646)	5,059	$47,808

	Silvant Large-Cap Growth Stock Fund				Zevenbergen Innovative Growth Stock Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	288	$2,564	574	$4,397	319	$17,897	355	$16,093
Reinvestment of distributions	320	3,144	141	1,200	—	—	—	—
Shares repurchased and cross class conversions	(1,638)	(14,814)	(1,469)	(11,798)	(848)	(47,206)	(1,132)	(50,987)
Net Increase / (Decrease)	(1,030)	$(9,106)	(754)	$(6,201)	(529)	$(29,309)	(777)	$(34,894)
30

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
	Silvant Large-Cap Growth Stock Fund				Zevenbergen Innovative Growth Stock Fund
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2025		Year Ended December 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	2,730	$44,305	2,917	$41,207	841	$49,944	1,287	$62,849
Reinvestment of distributions	71	1,243	18	265	—	—	—	—
Shares repurchased and cross class conversions	(1,193)	(19,722)	(1,151)	(15,892)	(2,431)	(145,640)	(3,815)	(183,629)
Net Increase / (Decrease)	1,608	$25,826	1,784	$25,580	(1,590)	$(95,696)	(2,528)	$(120,780)
Class R6
Shares sold and cross class conversions	43	$712	1,297	$17,647	71	$4,160	282	$12,338
Reinvestment of distributions	2	42	4	63	—	—	—	—
Shares repurchased and cross class conversions	(101)	(1,667)	(1,074)	(15,900)	(214)	(13,041)	(252)	(13,611)
Net Increase / (Decrease)	(56)	$(913)	227	$1,810	(143)	$(8,881)	30	$(1,273)

Note 6. 10% Shareholders
As of December 31, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Ceredex Mid-Cap Value Equity Fund	26%	2
Ceredex Small-Cap Value Equity Fund	47	3
SGA International Growth Fund	23	1
Silvant Large-Cap Growth Stock Fund	41	1
Zevenbergen Innovative Growth Stock Fund	27	2

*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
31

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At December 31, 2025, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Ceredex Mid-Cap Value Equity Fund	Industrials	28%
Ceredex Small-Cap Value Equity Fund	Financials	26
Silvant Large-Cap Growth Stock Fund	Information Technology	49
Zevenbergen Innovative Growth Stock Fund	Information Technology	35
Note 8. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At December 31, 2025, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each fund that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could
32

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended December 31, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. At December 31, 2025, the Funds did not have outstanding borrowings.
The following Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Ceredex Large-Cap Value Equity Fund	$— (1)	$2,200	4.93%	1
Ceredex Small-Cap Value Equity Fund	— (1)	1,200	5.44	2
SGA International Growth Fund	6	3,896	5.13	10
Zevenbergen Innovative Growth Stock Fund	6	3,986	5.04	11

(1)	Amount is less than $500 (not in thousands).
Note 11. Federal Income Tax Information
($ reported in thousands)
At December 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ceredex Large-Cap Value Equity Fund	$227,057	$32,184	$ (7,711)	$24,473
Ceredex Mid-Cap Value Equity Fund	930,005	146,517	(18,373)	128,144
Ceredex Small-Cap Value Equity Fund	76,811	15,853	(2,169)	13,684
SGA International Growth Fund	253,698	51,687	(14,160)	37,527
Silvant Large-Cap Growth Stock Fund	81,806	176,007	(1,924)	174,083
Zevenbergen Innovative Growth Stock Fund	180,779	271,672	(3,960)	267,712
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Ceredex Small-Cap Value Equity Fund	$4,408	$414
SGA International Growth Fund	—	6,023
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Capital Loss Deferred	Capital Loss Deferred
Ceredex Large-Cap Value Equity Fund	$6,978	$4,275	$ —	$ —
Ceredex Mid-Cap Value Equity Fund	22,424	15,968	—	—
Ceredex Small-Cap Value Equity Fund	286	—	603	4,822
SGA International Growth Fund	118	—	—	6,023
Silvant Large-Cap Growth Stock Fund	—	1,757	—	—
Zevenbergen Innovative Growth Stock Fund	—	14,996	—	—
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
33

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
The tax character of dividends and distributions paid during the fiscal years ended December 31, 2025 and 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
Ceredex Large-Cap Value Equity Fund
12/31/25	$28,685	$15,255	$43,940
12/31/24	64,975	49,600	114,575
Ceredex Mid-Cap Value Equity Fund
12/31/25	111,943	66,100	178,043
12/31/24	49,953	77,000	126,953
Ceredex Small-Cap Value Equity Fund
12/31/25	960	—	960
12/31/24	5,680	7,280	12,960
SGA International Growth Fund
12/31/25	3,782	351	4,133
12/31/24	10,045	80,000	90,045
Silvant Large-Cap Growth Stock Fund
12/31/25	386	4,115	4,501
12/31/24	—	1,555	1,555
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Reorganization
($ reported in thousands)
On November 15, 2023, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel Foreign Opportunities Fund, a series of the Virtus Opportunities Trust, (the “Acquired Fund), and the Virtus SGA International Growth Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Funds for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Funds. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on March 8, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	5,679	15,893	151,272
Class C Shares	179	443	4,416
Class I Shares	15,408	41,885	414,406
Class R6 Shares	1,613	4,366	43,554
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$613,648	$206,883	$79,404
The net assets of the Acquiring Fund immediately following the acquisition were $693,052.
34

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2025
Assuming the acquisition had been completed on January 1, 2024, the SGA International Growth Fund’s pro-forma results of operations for the year ended December 31, 2024 would have been as follows:
Net investment income (loss)	$(382)(a)
Net realized and unrealized gain (loss) on investments	56,350 (b)
Net increase (decrease) in net assets resulting from operations	$55,968
(a) $1,179, as reported in the Statement of Operations, plus $(1,561) net investment loss from the Acquired Fund pre-merger.
(b) $(48,249), as reported in the Statements of Operations, plus $104,599 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since March 8, 2024.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following are subsequent events requiring recognition or disclosure in these financial statements.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund and Virtus SGA International Growth Fund were closed for purchase by new or existing shareholders, except by existing shareholders through qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Effiective January 26, 2026, Class C of each of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund and Virtus SGA International Growth Fund were eliminated as a share class and existing Class C Shares of those funds were converted to Class A Shares of each respective fund. Shareholders holding Class C Shares at the time of the conversion received Class A Shares having an aggregate net asset value equal to the aggregate net asset value of their Class C Shares immediately prior to the conversion. No sales charges were imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Please refer to each Fund’s Prospectuses for any differences between share classes, including sales charge structure, expenses and other options.
Effective January 26, 2026, Class C shares of the Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund and Virtus SGA International Growth Fund were converted to Class A shares.
Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares for the Ceredex Large-Cap Value Equity Fund through April 30, 2027.
Effective January 1, 2026, a new expense limitation of 0.99% went into effect for Class I shares for the Ceredex Mid-Cap Value Equity Fund through April 30, 2027.
Effective January 1, 2026, a new expense limitation of 1.41% went into effect for Class A shares for the Ceredex Small-Cap Value Equity Fund through April 30, 2027.
Effective January 1, 2026, a new expense limitation of 0.67% and 0.62% went into effect for Class I and R6 shares respectively for the Silvant Large-Cap Growth Stock Fund through April 30, 2027. In addition, effective on the same date, the adviser reduced the investment advisory fee to 0.45%.
35

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Asset Trust and Shareholders of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus SGA International Growth Fund, Virtus Silvant Large-Cap Growth Stock Fund, and Virtus Zevenbergen Innovative Growth Stock Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund, Virtus Ceredex Small-Cap Value Equity Fund, Virtus SGA International Growth Fund, Virtus Silvant Large-Cap Growth Stock Fund, and Virtus Zevenbergen Innovative Growth Stock Fund (six of the Funds constituting Virtus Asset Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 23, 2026

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.
36

VIRTUS ASSET TRUST
OTHER INFORMATION
December 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the year ended December 31, 2025, the Funds incurred independent Trustee’s fees totaling $232 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS CEREDEX LARGE-CAP VALUE EQUITY FUND, VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND, VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND, VIRTUS SGA INTERNATIONAL GROWTH FUND, VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND, AND VIRTUS ZEVENBERGEN INNOVATIVE GROWTH STOCK FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Asset Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”), as successor in interest to Virtus Fund Advisers, LLC (now known as Virtus Capital Advisers, LLC) (“VFA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements” and together with the Advisory Agreements, the “Agreements”) among the Trust, VIA and Ceredex Value Advisors LLC (“Ceredex”), with respect to Virtus Ceredex Large-Cap Value Equity Fund, Virtus Ceredex Mid-Cap Value Equity Fund and Virtus Ceredex Small-Cap Value Equity Fund; among the Trust, VIA and Silvant Capital Management LLC (“Silvant”), with respect to Virtus Silvant Large-Cap Growth Stock Fund; among the Trust, VIA and Sustainable Growth Advisers LP (“SGA”), with respect to Virtus SGA International Growth Fund; and among the Trust, VIA and Zevenbergen Capital Investments LLC (“Zevenbergen”), with respect to Virtus Zevenbergen Innovative Growth Stock Fund (each of Ceredex, Silvant, SGA, and Zevenbergen, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on August 27, 2025, October 30, 2025, and November 17-18, 2025 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered the continuation of each Agreement, as further discussed below. The Agreements were approved at the November 17-18, 2025 meeting.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of each Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted written information requests to VIA and the Subadvisers and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and each of the Subadvisers; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable funds/accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable funds/accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
37

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2025
Nature, Extent and Quality of Services
In response to the Independent Trustees’ request, the Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval, as applicable. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor a subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and use of soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”), as selected by Broadridge, and relevant indexes. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, including the performance of comparable accounts managed by the Adviser and Subadviser, if any, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2025. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe as of April 30, 2025 when considering Fund performance.
Virtus Ceredex Large-Cap Value Equity Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the Performance Universe for the 1- and 3-year periods and the fourth quintile of the Performance Universe for the 5- and 10-year periods.
Virtus Ceredex Mid-Cap Value Equity Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the Performance Universe for the 1-, 3-, and 5-year periods and the fourth quintile of the Performance Universe for the 10-year period.
38

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2025
Virtus Ceredex Small-Cap Value Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, and 5-year periods and underperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 5-, and 10-year periods and outperformed its benchmark for the 3-year period. The Board also noted that the Fund outperformed the median of its Performance Universe and underperformed its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the third quintile of the Performance Universe for the 1- and 5-year periods, the second quintile of the Performance Universe for the 3-year period, and the fourth quintile of the Performance Universe for the 10-year period.
Virtus SGA International Growth Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, and 5-year periods and outperformed both the median of its Performance Universe and its benchmark for the 10-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the Performance Universe for the 1-year period, the fourth quintile of the Performance Universe for the 3- and 5-year periods, and the second quintile of the Performance Universe for the 10-year period.
Virtus Silvant Large-Cap Growth Stock Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-year period and underperformed its benchmark for the 1-, 5- and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and outperformed its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the Performance Universe for the 1- and 10-year periods and the first quintile of the Performance Universe for the 3- and 5-year periods.
Virtus Zevenbergen Innovative Growth Stock Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fourth quintile of the Performance Universe for the 1-year period, the fifth quintile of the Performance Universe for the 3- and 5-year periods, and the second quintile of the Performance Universe for the 10-year period.
The Board also considered management’s discussion about the reasons for each applicable Fund’s performance relative to its peer group or benchmark benchmark, including the reasons discussed for any underperformance and/or actions taken to address the underperformance. The Board also considered Management’s discussion of any limitations on the comparability of the peer funds presented, if applicable.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, most favorable in these expense component rankings, and fifth being highest and, therefore, least favorable in these expense component rankings). In comparing each Fund’s net management fee to that of peer funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders, and that VIA had proposed to lower the expense limitations in place for Class I shares of each of Virtus Ceredex Large-Cap Value Equity Fund and Virtus Ceredex Mid-Cap Value Equity Fund, Class A shares of Virtus Ceredex Small-Cap Value Equity Fund, and Class I and R6 shares of Virtus Silvant Large-Cap Growth Stock Fund. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also noted that VIA had proposed to lower the investment advisory fee for Virtus Silvant Large Cap Growth Stock Fund. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Adviser and Subadvisers provided, and the Board considered, fee information of comparable funds/accounts managed by the Adviser and Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Ceredex Large-Cap Value Equity Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus Ceredex Mid-Cap Value Equity Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were each above the median of the Expense Universe.
Virtus Ceredex Small-Cap Value Equity Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Universe and net total expenses after waivers were below the median of the Expense Universe.
Virtus SGA International Growth Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
39

VIRTUS ASSET TRUST
OTHER INFORMATION (Continued)
December 31, 2025
Virtus Silvant Large-Cap Growth Stock Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus Zevenbergen Innovative Growth Stock Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense limitations to limit the total expenses for Class I shares of each of Virtus Ceredex Large-Cap Value Equity Fund and Virtus Ceredex Mid-Cap Value Equity Fund, Class A shares of Virtus Ceredex Small-Cap Value Equity Fund, and Class I and R6 shares of Virtus Silvant Large-Cap Growth Stock Fund and the proposed lower investment advisory fee for Virtus Silvant Large Cap Growth Stock Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA’s affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers and the profitability to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense limitations were in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds, among other factors. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense limitations through at least the end of 2026, and that VIA had agreed to lower the expense limitations applicable to Class I shares of each of Virtus Ceredex Large-Cap Value Equity Fund and Virtus Ceredex Mid-Cap Value Equity Fund, Class A shares of Virtus Ceredex Small-Cap Value Equity Fund, and Class I and R6 shares of Virtus Silvant Large-Cap Growth Stock Fund. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s).
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA, the Subadvisers and their affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, including any proposed amendments, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.
40

VIRTUS ASSET TRUST
TAX INFORMATION NOTICE (Unaudited)
December 31, 2025
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended December 31, 2025, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Ceredex Large-Cap Value Equity Fund	30.24%	28.64%	$38,211
Ceredex Mid-Cap Value Equity Fund	15.97	15.95	112,401
Ceredex Small-Cap Value Equity Fund	100.00	100.00	—
SGA International Growth Fund	92.93	3.52	—
Silvant Large-Cap Growth Stock Fund	100.00	100.00	5,266
Zevenbergen Innovative Growth Stock Fund	0.00	0.00	14,996
For the fiscal year ended December 31, 2025, the following Fund is disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code, and the Treasury Regulations thereunder.
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
SGA International Growth Fund	$4,270	$198
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VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8635 02-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 03/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 03/04/2026

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 03/03/2026

* Print the name and title of each signing officer under his or her signature.